UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6383

Nuveen Michigan Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 917-7700

Date of fiscal year end: February 28

Date of reporting period: August 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Closed-End Funds

Nuveen Investments Municipal Closed-End Funds

It's not what you earn, it's what you keep.®

Semi-Annual Report
August 31, 2011

Nuveen Michigan Quality Income Municipal Fund, Inc.
NUM

Nuveen Michigan Premium Income Municipal Fund, Inc.
NMP

Nuveen Michigan Dividend Advantage Municipal Fund
NZW

Nuveen Ohio Quality Income Municipal Fund, Inc.
NUO

Nuveen Ohio Dividend Advantage Municipal Fund
NXI

Nuveen Ohio Dividend Advantage Municipal Fund 2
NBJ

Nuveen Ohio Dividend Advantage Municipal Fund 3
NVJ

August

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Table of Contents

Chairman’s Letter to Shareholders	4
Portfolio Manager’s Comments	5
Common Share Dividend and Share Price Information	12
Performance Overviews	14
Portfolios of Investments	21
Statement of Assets and Liabilities	57
Statement of Operations	59
Statement of Changes in Net Assets	61
Statement of Cash Flows	64
Financial Highlights	66
Notes to Financial Statements	78
Annual Investment Management Agreement Approval Process	94
Reinvest Automatically, Easily and Conveniently	102
Glossary of Terms Used in this Report	104
Other Useful Information	107

Chairman’s
Letter to Shareholders

Dear Shareholders,

The global economy continues to be weighed down by an unusual combination of pressures facing the larger developed economies. Japanese leaders continue to work through the economic aftereffects of the March 2011 earthquake and tsunami. Political leaders in Europe and the U.S. have resolved some of the near term fiscal problems, but the financial markets are not convinced that these leaders are able to address more complex longer term fiscal issues. Despite improved earnings and capital increases, the largest banks in these countries continue to be vulnerable to deteriorating mortgage portfolios and sovereign credit exposure, adding another source of uncertainty to the global financial system.

In the U.S., recent economic statistics indicate that the economic recovery may be losing momentum. Consumption, which represents about 70% of the gross domestic product, faces an array of challenges from seemingly intractable declines in housing values, increased energy costs and limited growth in the job market. The failure of Congress and the administration to agree on the debt ceiling increase on a timely basis and the deep divisions between the political parties over fashioning a balanced program to address growing fiscal imbalances that led to the recent S&P ratings downgrade add considerable uncertainty to the domestic economic picture.

On a more positive note, corporate earnings continue to hold up well and the municipal bond market is recovering from recent weakness as states and municipalities implement various programs to reduce their budgetary deficits. In addition, the Federal Reserve System has made it clear that it stands ready to take additional steps should the economic recovery falter. However, there are concerns that the Fed is approaching the limits of its resources to intervene in the economy.

These perplexing times highlight the importance of professional investment management. Your Nuveen investment team is working hard to develop an appropriate response to increased risk, and they continue to seek out opportunities created by stressful markets using proven investment disciplines designed to help your Fund achieve its investment objectives. On your behalf, we monitor their activities to assure that they maintain their investment disciplines.

As always, I encourage you to contact your financial consultant if you have any questions about your investment in a Nuveen Fund. On behalf of the other members of your Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner
Chairman of the Board
October 21, 2011

4	Nuveen Investments

Portfolio Manager’s Comments

Nuveen Michigan Quality Income Municipal Fund, Inc. (NUM)
Nuveen Michigan Premium Income Municipal Fund, Inc. (NMP)
Nuveen Michigan Dividend Advantage Municipal Fund (NZW)
Nuveen Ohio Quality Income Municipal Fund, Inc. (NUO)
Nuveen Ohio Dividend Advantage Municipal Fund (NXI)
Nuveen Ohio Dividend Advantage Municipal Fund 2 (NBJ)
Nuveen Ohio Dividend Advantage Municipal Fund 3 (NVJ)

Portfolio manager Daniel Close reviews key investment strategies and the six-month performance of the Nuveen Michigan and Ohio Funds. Dan, who joined Nuveen in 2000, assumed portfolio management responsibility for these seven Funds in 2007.

What key strategies were used to manage the Michigan and Ohio Funds during the six-month reporting period ended August 31, 2011?

During this reporting period, municipal bond prices generally rallied as yields declined across the municipal curve. The relative decline in yields was attributable in part to the continued depressed level of municipal bond issuance. Tax-exempt volume, which had been limited in 2010 by issuers’ extensive use of taxable Build America Bonds (BABs), continued to drift lower in 2011. Even though BABs were no longer an option for issuers (the BAB program expired at the end of 2010), some borrowers had accelerated issuance into 2010 in order to take advantage of the program’s favorable terms before its termination, fulfilling their capital program borrowing needs well into 2012. This reduced the need for many borrowers to come to market with new issues during this period. For the six months ended August 31, 2011, national municipal issuance was down 34% compared with the same period in 2010, while municipal issuance in Michigan and Ohio declined 28% and 47%, respectively.

Despite the constrained issuance on tax-exempt municipal bonds and relatively lower yields, we continued to take a bottom-up approach to discovering undervalued sectors and individual credits with the potential to perform well over the long term. During this period, the Ohio Funds found value in health care, water and sewer and general obligation (GO) bonds. In the Michigan Funds, we added health care, GO bonds for local school districts, utilities bonds and a lower-rated charter school issue. NUM also purchased state housing bonds and NZW bought higher education credits. For the most part, the Funds focused on purchasing longer maturity bonds in order to take advantage of more attractive yields at the longer end of the municipal yield curve.

Cash for new purchases during this period was generated largely by the proceeds from bond calls and maturing bonds, which we worked to redeploy to keep the Funds fully invested. In addition, all of the Funds sold pre-refunded bonds to generate additional cash for funding new purchases. The Michigan Funds also took advantage of strong bids early in the period to sell some industrial development revenue bonds at attractive prices. In the Ohio Funds, we trimmed health care holdings to accommodate new purchases in the health care sector.

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investor Services, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

Nuveen Investments	5

As of August 31, 2011, all of these Funds continued to use inverse floating rate securities. We employ inverse floaters as a form of leverage for a variety of reasons, including duration management, income enhancement and total return enhancement.

How did the Funds perform?

Individual results for the Nuveen Michigan and Ohio Funds, as well as relevant index and peer group information, are presented in the accompanying table.

Average Annual Total Returns on Common Share Net Asset Value*
For periods ended 8/31/11
	6-Month	1-Year	5-Year	10-Year
Michigan Funds
NUM	9.44%	2.98%	4.90%	5.68%
NMP	8.49%	4.23%	4.83%	5.41%
NZW	9.71%	3.07%	4.42%	N/A

Standard & Poor’s (S&P) Michigan Municipal Bond Index**	6.58%	3.07%	4.49%	4.87%
Standard & Poor’s (S&P) National Municipal Bond Index**	6.56%	2.62%	4.60%	4.93%
Lipper Michigan Municipal Debt Classification Average**	10.00%	2.97%	4.32%	5.25%

Ohio Funds
NUO	8.34%	2.86%	5.21%	5.74%
NXI	8.19%	2.17%	5.05%	5.91%
NBJ	7.79%	2.99%	4.86%	N/A
NVJ	7.45%	1.19%	4.99%	N/A

Standard & Poor’s (S&P) Ohio Municipal Bond Index**	6.58%	2.49%	3.97%	4.56%
Standard & Poor’s (S&P) National Municipal Bond Index**	6.56%	2.62%	4.60%	4.93%
Lipper Other States Municipal Debt Classification Average**	8.63%	1.97%	4.44%	5.43%

For the six months ended August 31, 2011, the cumulative returns on common share net asset value (NAV) for all of the Michigan and Ohio Funds exceeded the return for their respective state’s Standard & Poor’s (S&P) Municipal Bond Index as well as the return for the Standard & Poor’s (S&P) National Municipal Bond Index. For the same period, the three Michigan Funds underperformed the average return for the Lipper Michigan Municipal Debt Classification Average, and the Ohio Funds trailed the average return for the Lipper Other States Municipal Debt Classification Average. Shareholders of the Ohio Funds should note that the performance of the Lipper Other States classification represents the overall average of returns for funds from ten different states with a wide variety of municipal market conditions, which may make direct comparisons less meaningful.

Key management factors that influenced the Funds’ returns during this period included duration and yield curve positioning, sector allocation and credit exposure. In addition, the use of leverage was an important positive factor during this period. The impact of leverage is discussed in more detail later in this report.

During this period, as yields across the municipal bond yield curve declined, municipal bonds with longer maturities generally outperformed the shorter maturity categories,

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.

*	6-month returns are cumulative; all other returns are annualized.

**	Refer to the Glossary of Terms Used in this Report for definitions.

6	Nuveen Investments

with credits at the longest end of the yield curve posting the strongest returns. Overall, duration and yield curve positioning was a positive contributor to the performance of NUM, NMP, NZW, NUO and NXI. All of these Funds were underweighted in the shorter parts of the yield curve that produced weaker returns and had correspondingly heavier exposures to the outperforming longer segments. On the other hand, NBJ and NVJ were overweighted in the shortest part of the curve, which detracted from their performance during this period.

Credit exposure also played a role in performance during these six months, as bonds rated BBB, A and AA typically outperformed those rated AAA. This outperformance was due in part to the longer durations typically associated with the lower-rated categories. In this environment, the Funds’ performance generally benefited from their allocations to lower quality credits. Overall, the performance of the Ohio Funds was helped by their smaller weightings in the AAA bonds that underperformed the market. On the other hand, the Michigan Funds were underweighted in bonds rated A, which hurt their performance. The variation in weightings to BBB rated bonds among the three Michigan Funds also contributed to the differences among their returns.

Holdings that generally made positive contributions to the Funds’ returns during this period included zero coupon bonds and health care, transportation and education credits. The special tax, water and sewer, and industrial development revenue sectors also outperformed the municipal market as a whole, while general obligation (GO) and other tax-supported bonds generally performed in line with the market during this period. The Ohio Funds were overweighted in the health care sector, which benefited their returns, while the Michigan Funds’ utilities holdings were also helpful for performance.

In contrast, pre-refunded bonds, which are often backed by U.S. Treasury securities, were among the poorest performing market segments during this period. The under-performance of these bonds can be attributed primarily to their shorter effective maturities and higher credit quality. Overweightings in pre-refunded bonds detracted from the performance of all of these Funds, with NVJ having the heaviest weighting of pre-refunded bonds. Among the revenue sectors, resource recovery trailed the overall municipal market by the widest margin.

IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the returns of most of these Funds relative to the comparative indexes was the Funds’ use of leverage. The Funds use leverage because their managers believe that, over time, leveraging provides opportunities for additional income and total return for common shareholders. However, use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a Fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage. Conversely, leverage may enhance common share returns during periods when

Nuveen Investments	7

the prices of securities held by a Fund generally are rising. Leverage made a positive contribution to the performance of these Funds over this reporting period.

RECENT DEVELOPMENTS REGARDING THE FUNDS’ REDEMPTION OF AUCTION RATE PREFERRED SHARES

Shortly after their respective inceptions, each of the Funds issued auction rate preferred shares (ARPS) to create structural leverage. As noted in past shareholder reports, the ARPS issued by many closed-end funds, including these Funds, have been hampered by a lack of liquidity since February 2008. Since that time, more ARPS have been submitted for sale in each of their regularly scheduled auctions than there have been offers to buy. In fact, offers to buy have been almost completely nonexistent since late February 2008. This means that these auctions have “failed to clear,” and that many, or all, of the ARPS shareholders who wanted to sell their shares in these auctions were unable to do so. This lack of liquidity in ARPS did not lower the credit quality of these shares, and ARPS shareholders unable to sell their shares continued to receive distributions at the “maximum rate” applicable to failed auctions, as calculated in accordance with the pre-established terms of the ARPS. In the recent market, with short term rates at multi-generational lows, those maximum rates also have been low.

One continuing implication for common shareholders from the auction failures is that each Fund’s cost of leverage likely has been incrementally higher at times than it otherwise might have been had the auctions continued to be successful. As a result, each Fund’s common share earnings likely have been incrementally lower at times than they otherwise might have been.

As noted in past shareholder reports, the Nuveen funds’ Board of Directors/Trustees authorized several methods that can be used separately or in combination to refinance a portion of the Nuveen funds’ outstanding ARPS. Some funds have utilized tender option bonds (TOBs), also known as inverse floating rate securities, for leverage purposes. The amount of TOBs that a fund may use varies according to the composition of each fund’s portfolio. Some funds have a greater ability to use TOBs than others. Some funds have issued Variable Rate Demand Preferred (VRDP) Shares or Variable MuniFund Term Preferred (VMTP) Shares, which are floating rate forms of preferred stock with a mandatory term redemption. Some funds have issued MuniFund Term Preferred (MTP) Shares, a fixed rate form of preferred stock with a mandatory redemption period of three to five years.

During 2010 and 2011, certain Nuveen leveraged closed-end funds (excluding all of the Funds in this report) received a demand letter from a law firm on behalf of purported holders of common shares of each such fund, alleging that Nuveen and the funds’ officers and Board of Directors/Trustees breached their fiduciary duties related to the redemption at par of the funds’ ARPS. In response, the Board established an ad hoc Demand Committee consisting of certain of its disinterested and independent Board members to investigate the claims. The Demand Committee retained independent counsel to assist it in conducting an extensive investigation. Based upon its investigation,

8	Nuveen Investments

the Demand Committee found that it was not in the best interests of each fund or its shareholders to take the actions suggested in the demand letters, and recommended that the full Board reject the demands made in the demand letters. After reviewing the findings and recommendation of the Demand Committee, the full Board of each fund unanimously adopted the Demand Committee’s recommendation.

Subsequently, 33 of the funds that received demand letters were named in a consolidated complaint as nominal defendants in a putative shareholder derivative action captioned Martin Safier, et al. v. Nuveen Asset Management, et al. that was filed in the Circuit Court of Cook County, Illinois, Chancery Division (the “Cook County Chancery Court”) on February 18, 2011 (the “Complaint”). The Complaint, filed on behalf of purported holders of each fund’s common shares, also name Nuveen Fund Advisors, Inc. as a defendant, together with current and former Officers and interested Director/Trustees of each of the funds (together with the nominal defendants, collectively, the “Defendants”). The Complaint contains the same basic allegations contained in the demand letters. The suits seek a declaration that the Defendants have breached their fiduciary duties, an order directing the Defendants not to redeem any ARPS at their liquidation value using fund assets, indeterminate monetary damages in favor of the funds and an award of plaintiffs’ costs and disbursements in pursuing the action. The Court has heard arguments on the funds motion to dismiss the suit and has taken the matter under advisement. Nuveen Fund Advisors, Inc. believes that the Complaint is without merit, and is defending vigorously against these charges.

As of August 31, 2011, each of the Funds has redeemed all of their outstanding ARPS at liquidation value.

As of August 31, 2011, the Funds have issued and outstanding MTP Shares or VMTP Shares as shown in the accompanying tables.

MTP Shares

Fund	Series	MTP Shares Issued at Liquidation Value	Annual Interest Rate	NYSE Ticker
NZW	2015	$16,313,000	2.30%	NZW PrC
NXI	2015	$19,450,000	2.35%	NXI PrC
NXI	2016	$11,653,400	2.95%	NXI PrD
NBJ	2014	$24,244,000	2.35%	NBJ PrA
NVJ	2014	$18,470,150	2.35%	NVJ PrA

VMTP Shares

Fund	Series	VMTP Shares Issued at Liquidation Value
NUM	2014	$87,900,000
NMP	2014	$53,900,000
NUO	2014	$73,500,000

Nuveen Investments	9

(Refer to Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies and Footnote 4 – Fund Shares for further details on MTP and VMTP Shares.)

As of October 5, 2011, after the close of this reporting period, all 84 of the Nuveen closed-end municipal funds that had issued ARPS, approximately $11.0 billion, have redeemed at liquidation value all of these shares.

For up-to-date information, please visit the Nuveen CEF Auction Rate Preferred Resource Center at: http://www.nuveen.com/arps.

Regulatory Matters

During May 2011, Nuveen Securities, LLC, known as Nuveen Investments, LLC, prior to April 30, 2011, entered into a settlement with the Financial Industry Regulatory Authority (FINRA) with respect to certain allegations regarding Nuveen-sponsored closed-end fund ARPS marketing brochures. As part of this settlement, Nuveen Securities, LLC neither admitted to nor denied FINRA’s allegations. Nuveen Securities, LLC is the broker-dealer subsidiary of Nuveen Investments.

The settlement with FINRA concludes an investigation that followed the widespread failure of auctions for ARPS and other auction rate securities, which generally began in mid-February 2008. In the settlement, FINRA alleged that certain marketing materials provided by Nuveen Securities, LLC were false and misleading. Nuveen Securities, LLC agreed to a censure and the payment of a $3 million fine.

RISK CONSIDERATIONS

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation. Past performance is no guarantee of future results. Fund common shares are subject to a variety of risks, including:

Investment Risk. The possible loss of the entire principal amount that you invest.

Price Risk. Shares of closed-end investment companies like these Funds frequently trade at a discount to their NAV. Your common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Leverage Risk. Each Fund’s use of leverage creates the possibility of higher volatility for the Fund’s per share NAV, market price, distributions and returns. There is no assurance that a Fund’s leveraging strategy will be successful.

Tax Risk. The tax treatment of Fund distributions may be affected by new IRS interpretations of the Internal Revenue Code and future changes in tax laws and regulations.

10	Nuveen Investments

Issuer Credit Risk. This is the risk that a security in a Fund’s portfolio will fail to make dividend or interest payments when due.

Interest Rate Risk. Fixed-income securities such as bonds, preferred, convertible and other debt securities will decline in value if market interest rates rise.

Reinvestment Risk. If market interest rates decline, income earned from a Fund’s portfolio may be reinvested at rates below that of the original bond that generated the income.

Call Risk or Prepayment Risk. Issuers may exercise their option to prepay principal earlier than scheduled, forcing a Fund to reinvest in lower-yielding securities.

Nuveen Investments	11

Common Share Dividend and
Share Price Information

The monthly dividends of all Funds in this report remained stable throughout the six-month reporting period ended August 31, 2011.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund’s past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund’s NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of August 31, 2011, all of the Funds in this report had positive UNII balances, based upon our best estimate, for tax purposes and positive UNII balances for financial reporting purposes.

COMMON SHARE REPURCHASES AND SHARE PRICE INFORMATION

As of August 31, 2011, and the since inception of the Funds’ repurchase programs, the Funds have cumulatively repurchased and retired their common shares as shown in the accompanying table. Since the inception of the Funds’ repurchase programs, NUO and NBJ have not repurchased any of their outstanding common shares.

Fund	Common Shares Repurchased and Retired	% of Outstanding Common Shares
NUM	160,700	1.4%
NMP	145,400	1.9%
NZW	13,900	0.7%
NUO	—	—
NXI	600	0.0%*
NBJ	—	—
NVJ	1,700	0.1%

* Rounds to less than 0.1%.

12	Nuveen Investments

During the six-month reporting period, the following Funds repurchased and retired common shares at a weighted average price and a weighted average discount per common share as shown in the accompanying table.

Fund	Common Shares Repurchased and Retired	Weighted Average Price Per Share Repurchased and Retired	Weighted Average Discount Per Share Repurchased and Retired
NUM	3,400	$13.00	14.30%

As of August 31, 2011, the Funds’ common share prices were trading at (-)discounts to their common share NAVs as shown in the accompanying table.

Fund	8/31/11 (-)Discount	Six-Month Average (-)Discount
NUM	(-)8.75%	(-)10.00%
NMP	(-)8.98%	(-)9.40%
NZW	(-)9.10%	(-)9.88%
NUO	(-)5.04%	(-)6.69%
NXI	(-)7.08%	(-)6.54%
NBJ	(-)7.20%	(-)8.53%
NVJ	(-)4.41%	(-)5.30%

Nuveen Investments	13

NUM	Nuveen Michigan
Performance	Quality Income
OVERVIEW	Municipal Fund, Inc.
as of August 31, 2011

Fund Snapshot
Common Share Price	$13.76
Common Share Net Asset Value (NAV)	$15.08
Premium/(Discount) to NAV	-8.75%
Market Yield	6.10%
Taxable-Equivalent Yield1	8.85%
Net Assets Applicable to Common Shares ($000)	$174,252

Leverage
Structural Leverage	33.53%
Effective Leverage	36.35%

Average Annual Total Return (Inception 10/17/91)
	On Share Price	On NAV
6-Month (Cumulative)	11.34%	9.44%
1-Year	0.24%	2.98%
5-Year	4.40%	4.90%
10-Year	5.01%	5.68%

Portfolio Composition3 (as a % of total investments)
Tax Obligation/General	35.6%
U.S. Guaranteed	16.6%
Tax Obligation/Limited	11.7%
Health Care	10.1%
Water and Sewer	8.4%
Utilities	8.2%
Other	9.4%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.1%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investor Services, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.

14	Nuveen Investments

NMP	Nuveen Michigan
Performance	Premium Income
OVERVIEW	Municipal Fund, Inc.
as of August 31, 2011

Fund Snapshot
Common Share Price	$13.38
Common Share Net Asset Value (NAV)	$14.70
Premium/(Discount) to NAV	-8.98%
Market Yield	6.23%
Taxable-Equivalent Yield1	9.04%
Net Assets Applicable to Common Shares ($000)	$111,796

Leverage
Structural Leverage	32.53%
Effective Leverage	35.63%

Average Annual Total Return (Inception 12/17/92)
	On Share Price	On NAV
6-Month (Cumulative)	9.06%	8.49%
1-Year	1.98%	4.23%
5-Year	4.11%	4.83%
10-Year	5.38%	5.41%

Portfolio Composition3 (as a % of total investments)
Tax Obligation/General	37.6%
U.S. Guaranteed	13.2%
Water and Sewer	12.6%
Health Care	10.1%
Tax Obligation/Limited	8.6%
Utilities	8.4%
Other	9.5%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.1%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investor Services, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.

Nuveen Investments	15

NZW	Nuveen Michigan
Performance	Dividend Advantage
OVERVIEW	Municipal Fund
as of August 31, 2011

Fund Snapshot
Common Share Price	$13.08
Common Share Net Asset Value (NAV)	$14.39
Premium/(Discount) to NAV	-9.10%
Market Yield	6.15%
Taxable-Equivalent Yield1	8.93%
Net Assets Applicable to Common Shares ($000)	$29,534

Leverage
Structural Leverage	35.58%
Effective Leverage	38.83%

Average Annual Total Return (Inception 9/25/01)
	On Share Price	On NAV
6-Month (Cumulative)	11.27%	9.71%
1-Year	-0.46%	3.07%
5-Year	1.91%	4.42%
Since Inception	4.49%	5.75%

Portfolio Composition3 (as a % of total investments)
Tax Obligation/General	25.0%
U.S. Guaranteed	16.5%
Health Care	12.8%
Water and Sewer	11.9%
Tax Obligation/Limited	9.3%
Utilities	7.2%
Education and Civic Organizations	6.6%
Other	10.7%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.1%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investor Services, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.

16	Nuveen Investments

NUO	Nuveen Ohio
Performance	Quality Income
OVERVIEW	Municipal Fund, Inc.
as of August 31, 2011

Fund Snapshot
Common Share Price	$15.44
Common Share Net Asset Value (NAV)	$16.26
Premium/(Discount) to NAV	-5.04%
Market Yield	5.83%
Taxable-Equivalent Yield1	8.56%
Net Assets Applicable to Common Shares ($000)	$158,602

Leverage
Structural Leverage	31.67%
Effective Leverage	35.80%

Average Annual Total Return (Inception 10/17/91)
	On Share Price	On NAV
6-Month (Cumulative)	7.12%	8.34%
1-Year	-0.49%	2.86%
5-Year	4.60%	5.21%
10-Year	4.74%	5.74%

Portfolio Composition3 (as a % of total investments)
Tax Obligation/General	23.8%
Health Care	20.3%
U.S. Guaranteed	13.3%
Tax Obligation/Limited	11.5%
Education and Civic Organizations	9.4%
Utilities	5.5%
Consumer Staples	4.9%
Other	11.3%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investor Services, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.

Nuveen Investments	17

NXI	Nuveen Ohio
Performance	Dividend Advantage
OVERVIEW	Municipal Fund
as of August 31, 2011

Fund Snapshot
Common Share Price	$13.91
Common Share Net Asset Value (NAV)	$14.97
Premium/(Discount) to NAV	-7.08%
Market Yield	6.34%
Taxable-Equivalent Yield1	9.31%
Net Assets Applicable to Common Shares ($000)	$63,570

Leverage
Structural Leverage	32.85%
Effective Leverage	36.79%

Average Annual Total Return (Inception 3/27/01)
	On Share Price	On NAV
6-Month (Cumulative)	7.97%	8.19%
1-Year	-3.56%	2.17%
5-Year	4.38%	5.05%
10-Year	4.73%	5.91%

Portfolio Composition3 (as a % of total investments)
Health Care	22.0%
Tax Obligation/General	17.7%
Tax Obligation/Limited	14.3%
U.S. Guaranteed	13.1%
Education and Civic Organizations	8.4%
Utilities	7.0%
Industrials	4.6%
Other	12.9%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investor Services, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.

18	Nuveen Investments

NBJ	Nuveen Ohio
Performance	Dividend Advantage
OVERVIEW	Municipal Fund 2
as of August 31, 2011

Fund Snapshot
Common Share Price	$13.66
Common Share Net Asset Value (NAV)	$14.72
Premium/(Discount) to NAV	-7.20%
Market Yield	6.15%
Taxable-Equivalent Yield1	9.03%
Net Assets Applicable to Common Shares ($000)	$45,970

Leverage
Structural Leverage	34.53%
Effective Leverage	38.86%

Average Annual Total Return (Inception 9/25/01)
	On Share Price	On NAV
6-Month (Cumulative)	8.33%	7.79%
1-Year	-2.03%	2.99%
5-Year	3.66%	4.86%
Since Inception	4.82%	5.93%

Portfolio Composition3 (as a % of total investments)
Tax Obligation/General	28.0%
Health Care	19.0%
U.S. Guaranteed	12.8%
Tax Obligation/Limited	10.3%
Education and Civic Organizations	7.8%
Industrials	7.2%
Other	14.9%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investor Services, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.

Nuveen Investments	19

NVJ	Nuveen Ohio
Performance	Dividend Advantage
OVERVIEW	Municipal Fund 3
as of August 31, 2011

Fund Snapshot
Common Share Price	$14.29
Common Share Net Asset Value (NAV)	$14.95
Premium/(Discount) to NAV	-4.41%
Market Yield	6.34%
Taxable-Equivalent Yield1	9.31%
Net Assets Applicable to Common Shares ($000)	$32,263

Leverage
Structural Leverage	36.41%
Effective Leverage	39.13%

Average Annual Total Return (Inception 3/25/02)
	On Share Price	On NAV
6-Month (Cumulative)	7.55%	7.45%
1-Year	-5.90%	1.19%
5-Year	4.74%	4.99%
Since Inception	5.27%	6.12%

Portfolio Composition3 (as a % of total investments)
Tax Obligation/General	25.4%
Health Care	21.7%
U.S. Guaranteed	17.8%
Tax Obligation/Limited	6.6%
Utilities	5.2%
Industrials	4.7%
Consumer Staples	4.3%
Other	14.3%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investor Services, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.

20	Nuveen Investments

Nuveen Michigan Quality Income Municipal Fund, Inc.
NUM	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.8% (2.6% of Total Investments)
$7,500	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	Baa3	$6,670,200
	Education and Civic Organizations – 3.5% (2.4% of Total Investments)
250	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007, 5.250%, 11/01/36	11/16 at 100.00	BB+	177,418
1,685	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Refunding Bonds, Kettering University, Series 2001, 5.500%, 9/01/17 – AMBAC Insured	3/12 at 100.00	N/R	1,685,758
1,000	Michigan Higher Education Student Loan Authority, Revenue Bonds, Series 2002 XVII-G, 5.200%, 9/01/20 – AMBAC Insured (Alternative Minimum Tax)	9/12 at 100.00	AA	1,009,260
2,000	Michigan State University, General Revenue Bonds, Refunding Series 2010C, 5.000%, 2/15/40	2/20 at 100.00	Aa1	2,087,520
1,115	Michigan Technological University, General Revenue Bonds, Series 2004A, 5.000%, 10/01/22 – NPFG Insured	10/13 at 100.00	Aa3	1,180,439
6,050	Total Education and Civic Organizations			6,140,395
	Health Care – 15.1% (10.1% of Total Investments)
2,000	Grand Traverse County Hospital Financial Authority, Michigan, Revenue Bonds, Munson Healthcare, Refunding Series 2011A, 5.000%, 7/01/29	7/21 at 100.00	A1	1,999,860
1,080	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Alligiance Health, Refunding Series 2010A, 5.000%, 6/01/37 – AGM Insured	6/20 at 100.00	AA+	1,085,616
4,100	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009, 5.750%, 11/15/39	11/19 at 100.00	A1	4,102,255
4,075	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Oakwood Obligated Group, Series 2002A, 5.750%, 4/01/32	4/13 at 100.00	A	4,100,428
2,500	Michigan State Hospital Finance Authority, Hospital Revenue Bonds,MidMichigan Obligated Group, Series 2009A, 5.875%, 6/01/39 – AGC Insured	6/19 at 100.00	AA+	2,630,875
1,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Memorial Healthcare Center Obligated Group, Series 1999, 5.875%, 11/15/21	11/11 at 100.00	BBB	1,001,860
1,375	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health Credit Group, Series 2002C, 5.375%, 12/01/30	12/12 at 100.00	AA	1,385,203
	Michigan State Hospital Finance Authority, Revenue Bonds, Marquette General Hospital, Series 2005A:
1,500	5.000%, 5/15/26	5/15 at 100.00	Baa3	1,399,095
2,080	5.000%, 5/15/34	5/15 at 100.00	Baa3	1,795,997
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.250%, 9/01/39	9/18 at 100.00	A1	1,338,232
5,500	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Series 2001M, 5.250%, 11/15/31 – NPFG Insured	11/11 at 100.00	A1	5,499,560
26,360	Total Health Care			26,338,981
	Housing/Multifamily – 3.6% (2.4% of Total Investments)
2,675	Michigan Housing Development Authority, FNMA Limited Obligation Multifamily Housing Revenue Bonds, Parkview Place Apartments, Series 2002A, 5.550%, 12/01/34 (Alternative Minimum Tax)	12/20 at 101.00	AA+	2,808,081
140	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 1999A, 5.300%, 10/01/37 – NPFG Insured (Alternative Minimum Tax)	10/11 at 100.00	AA	140,017
1,300	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.125%, 4/01/31 – AGM Insured (Alternative Minimum Tax)	7/15 at 100.00	AA+	1,312,142
200	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2009A, 5.700%, 10/01/39	10/18 at 100.00	AA	208,982
1,825	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2010A, 5.000%, 10/01/35	10/20 at 100.00	AA	1,835,786
6,140	Total Housing/Multifamily			6,305,008

Nuveen Investments	21

Nuveen Michigan Quality Income Municipal Fund, Inc. (continued)
NUM	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Single Family – 1.7% (1.1% of Total Investments)
$2,000	Michigan Housing Development Authority, Single Family Homeownership Revenue Bonds, Series 2010C, 5.500%, 12/01/28 (Alternative Minimum Tax)	6/20 at 100.00	AAA	$2,035,240
950	Michigan Housing Development Authority, Single Family Homeownership Revenue Bonds, Series 2011A, 4.600%, 12/01/26	6/21 at 100.00	AAA	974,121
2,950	Total Housing/Single Family			3,009,361
	Tax Obligation/General – 53.5% (35.6% of Total Investments)
1,000	Anchor Bay School District, Macomb and St. Clair Counties, Michigan, General Obligation Refunding Bonds, Series 2002, 5.000%, 5/01/25	11/11 at 100.00	Aa2	1,007,890
2,500	Anchor Bay School District, Macomb and St. Clair Counties, Michigan, Unlimited Tax General Obligation Refunding Bonds, Series 2001, 5.000%, 5/01/21	5/21 at 100.00	Aa2	2,514,225
1,000	Ann Arbor, Michigan, General Obligation Bonds, Court & Police Facilities Capital Improvement Series 2008, 5.000%, 5/01/38	5/18 at 100.00	AA+	1,049,900
2,110	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, Series 2003, 5.250%, 5/01/20	5/13 at 100.00	Aa2	2,237,191
1,000	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/25 – NPFG Insured	5/15 at 100.00	Aa2	1,043,720
2,319	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, Tender Option Bond Trust 2008-1096, 7.837%,	5/17 at 100.00	Aa2	2,384,697
	5/01/32 – NPFG Insured (IF)
1,900	Comstock Park Public Schools, Kent County, Michigan, General Obligation Bonds, School Building & Site, Series 2011B, 5.500%, 5/01/41	5/21 at 100.00	AA–	1,999,522
2,000	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2002A, 6.000%, 5/01/19 – FGIC Insured	No Opt. Call	Aa2	2,326,840
700	Detroit-Wayne County Stadium Authority, Michigan, Limited Tax General Obligation Building Authority Stadium Bonds, Series 1997, 5.500%, 2/01/17 – FGIC Insured	11/11 at 100.00	A3	701,596
285	East Grand Rapids Public Schools, County of Kent, State of Michigan, General Obligation Bonds, Series 2001, Refunding, 5.125%, 5/01/29	5/12 at 100.00	AA	285,433
	Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General Obligation Bonds, Devos Place Project, Series 2001:
8,900	0.000%, 12/01/25	No Opt. Call	AAA	4,715,220
3,000	0.000%, 12/01/26	No Opt. Call	AAA	1,501,620
5,305	0.000%, 12/01/29	No Opt. Call	AAA	2,188,896
1,700	Grand Rapids, Michigan, General Obligation Bonds, Capital Improvement Series 2007, 5.000%, 9/01/27 – NPFG Insured	9/17 at 100.00	AA	1,806,199
2,000	Hartland Consolidated School District, Livingston County, Michigan, General Obligation Refunding Bonds, Series 2001, 5.125%, 5/01/29	11/11 at 100.00	Aa2	2,003,660
1,400	Howell Public Schools, Livingston County, Michigan, General Obligation Bonds, Series 2003, 5.000%, 5/01/21	11/13 at 100.00	Aa2	1,490,370
1,065	Jackson Public Schools, Jackson County, Michigan, General Obligation School Building and Site Bonds, Series 2004, 5.000%, 5/01/22 – AGM Insured	5/14 at 100.00	AA+	1,148,549
1,935	Kalamazoo Public Schools, Michigan, General Obligation Bonds, Series 2006, 5.000%, 5/01/25 – AGM Insured	5/16 at 100.00	AA+	2,037,400
200	L’Anse Creuse Public Schools, Macomb County, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/35 – AGM Insured	5/15 at 100.00	AA+	203,502
2,505	Lincoln Consolidated School District, Washtenaw and Wayne Counties, Michigan, General Obligation Bonds, Series 2006, 5.000%, 5/01/25 – NPFG Insured	5/16 at 100.00	Aa2	2,634,283
2,810	Livonia Public Schools, Wayne County, Michigan, General Obligation Bonds, Series 2004A, 5.000%, 5/01/21 – NPFG Insured	5/14 at 100.00	Aa2	3,027,016
865	Lowell Area Schools, Counties of Ionia and Kent, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/37 – AGM Insured	5/17 at 100.00	AA+	885,284
1,500	Marshall Public Schools, Calhoun County, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/30 – SYNCORA GTY Insured	5/17 at 100.00	AA–	1,557,960
2,100	Michigan Municipal Bond Authority, General Obligation Bonds, Detroit City School District, Series 2005, 5.000%, 6/01/18 – AGM Insured	6/15 at 100.00	AA+	2,202,312
100	Michigan, General Obligation Bonds, Environmental Program, Series 2009A, 5.500%, 11/01/25	5/19 at 100.00	Aa2	111,879

22	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$2,500	Montrose School District, Michigan, School Building and Site Bonds, Series 1997, 6.000%, 5/01/22 – NPFG Insured	No Opt. Call	Aa3	$3,025,200
3,950	Oakland Intermediate School District, Oakland County, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/36 – AGM Insured	5/17 at 100.00	Aaa	4,060,521
1,595	Oakridge Public Schools, Muskegon County, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/22 – NPFG Insured	5/15 at 100.00	AA–	1,748,327
	Ottawa County, Michigan, Water Supply System, General Obligation Bonds, Series 2007:
4,330	5.000%, 8/01/26 – NPFG Insured (UB)	8/17 at 100.00	Aaa	4,632,451
1,120	5.000%, 8/01/30 – NPFG Insured (UB)	8/17 at 100.00	Aaa	1,175,742
1,245	Parchment School District, Kalamazoo County, Michigan, General Obligation Bonds, Tender Option Bond Trust 2836, 10.996%, 5/01/15 – AGM Insured (IF)	No Opt. Call	AA+	1,253,304
4,340	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/26 – FGIC Insured	5/14 at 100.00	Aa2	4,479,010
	Port Huron, Michigan, General Obligation Bonds, Refunding & Capital Improvement Series 2011:
1,585	5.000%, 10/01/31 – AGM Insured	10/21 at 100.00	AA+	1,618,935
640	5.250%, 10/01/37 – AGM Insured	10/21 at 100.00	AA+	647,968
	Port Huron, Michigan, General Obligation Bonds, Series 2011B:
530	5.000%, 10/01/31 – AGM Insured	10/21 at 100.00	AA+	541,347
800	5.250%, 10/01/40 – AGM Insured	10/21 at 100.00	AA+	808,072
1,000	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2008, 5.000%, 5/01/33 – AGM Insured	5/18 at 100.00	AA+	1,037,090
200	South Haven, Van Buren County, Michigan, General Obligation Bonds, Capital Improvement Series 2009, 5.125%, 12/01/33 – AGC Insured	12/19 at 100.00	AA+	214,720
3,175	South Redford School District, Wayne County, Michigan, General Obligation Bonds, School Building and Site, Series 2005, 5.000%, 5/01/30 – NPFG Insured	5/15 at 100.00	Aa2	3,257,582
1,655	Southfield Library Building Authority, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/26 – NPFG Insured	5/15 at 100.00	AA	1,729,508
2,200	Thornapple Kellogg School District, Barry County, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/32 – NPFG Insured	5/17 at 100.00	Aa2	2,272,688
2,000	Trenton Public Schools District, Michigan, General Obligation Bonds, Series 2008, 5.000%, 5/01/34 – AGM Insured	5/18 at 100.00	AA+	2,067,980
2,275	Troy City School District, Oakland County, Michigan, General Obligation Bonds, Series 2006, 5.000%, 5/01/19 – NPFG Insured	5/16 at 100.00	Aa1	2,517,834
	Van Dyke Public Schools, Macomb County, Michigan, General Obligation Bonds, School Building and Site, Series 2008:
310	5.000%, 5/01/31 – AGM Insured	5/18 at 100.00	AA+	322,354
575	5.000%, 5/01/38 – AGM Insured	5/18 at 100.00	AA+	590,197
1,200	Wayne Charter County, Michigan, General Obligation Bonds, Building Improvements, Series 2009A, 6.750%, 11/01/39	12/19 at 100.00	A3	1,272,156
5,000	Wayne County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2001A, 5.000%, 12/01/21 – NPFG Insured	12/11 at 101.00	BBB+	5,053,300
3,350	Wayne Westland Community Schools, Michigan, General Obligation Bonds, Series 2004, 5.000%,5/01/17 – AGM Insured	11/14 at 100.00	AA+	3,689,322
1,725	Williamston Community School District, Michigan, Unlimited Tax General Obligation QSBLF Bonds, Series 1996, 5.500%, 5/01/25 – NPFG Insured	No Opt. Call	Aa3	2,043,590
97,499	Total Tax Obligation/General			93,124,362
	Tax Obligation/Limited – 17.6% (11.7% of Total Investments)
1,000	Grand Rapids Building Authority, Kent County, Michigan, Limited Tax General Obligation Bonds, Series 1998, 5.000%, 4/01/16	No Opt. Call	AA	1,157,240
10	Michigan Municipal Bond Authority, Local Government Loan Program Revenue Sharing Bonds, Series 1992D, 6.650%, 5/01/12	11/11 at 100.00	Aa3	10,044
2,135	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II, 5.000%,10/15/33 – AMBAC Insured	10/15 at 100.00	Aa3	2,146,721

Nuveen Investments	23

Nuveen Michigan Quality Income Municipal Fund, Inc. (continued)
NUM	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA:
$7,000	0.000%, 10/15/27 – AGM Insured	10/16 at 58.27	AAA	$2,884,630
6,200	0.000%, 10/15/28 – AGM Insured	10/16 at 55.35	AAA	2,381,854
4,440	5.000%, 10/15/36 – FGIC Insured	10/16 at 100.00	Aa3	4,473,655
	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II:
5,100	5.000%, 10/15/22 – NPFG Insured	10/13 at 100.00	Aa3	5,286,609
5,000	5.000%, 10/15/23 – NPFG Insured	10/13 at 100.00	Aa3	5,165,700
3,500	Michigan State Trunk Line, Fund Refunding Bonds, Series 2002, 5.250%,	10/12 at 100.00	AA+	3,660,615
	10/01/21 – AGM Insured
17,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 8/01/44 – NPFG Insured	No Opt. Call	Aa2	2,144,210
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B, 5.000%, 10/01/25	10/19 at 100.00	BBB	1,002,260
420	Virgin Islands Public Finance Authority, Revenue Bonds, Senior Lien Matching Fund Loan Notes, Series 2009A-1, 5.000%, 10/01/39	10/19 at 100.00	BBB	384,245
52,805	Total Tax Obligation/Limited			30,697,783
	Transportation – 1.4% (0.9% of Total Investments)
1,000	Capital Region Airport Authority, Michigan, Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/21 – NPFG Insured (Alternative Minimum Tax)	7/12 at 100.00	Baa1	1,010,050
1,500	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44	10/28 at 100.00	BBB+	939,015
500	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport, Refunding Series 2007, 5.000%, 12/01/12 – FGIC Insured	No Opt. Call	A	523,660
3,000	Total Transportation			2,472,725
	U.S. Guaranteed – 27.2% (18.1% of Total Investments) (4)
3,200	Anchor Bay School District, Macomb and St. Clair Counties, Michigan, Unlimited Tax General Obligation Refunding Bonds, Series 2001, 5.000%, 5/01/29 (Pre-refunded 11/01/11)	11/11 at 100.00	Aa2 (4)	3,225,856
1,200	Birmingham, Michigan, General Obligation Bonds, Series 2002, 5.000%, 10/01/20 (Pre-refunded 10/01/12)	10/12 at 100.50	AAA	1,267,272
1,320	Bridgeport Spaulding Community School District, Saginaw County, Michigan, General Obligation Bonds, Series 2002, 5.500%, 5/01/16 (Pre-refunded 5/01/12)	5/12 at 100.00	Aa2 (4)	1,366,847
935	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%, 7/01/17 (Pre-refunded 7/01/13) – AGM Insured	7/13 at 100.00	AA+ (4)	1,015,550
	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2003A:
4,025	5.000%, 7/01/24 (Pre-refunded 7/01/13) – NPFG Insured	7/13 at 100.00	A+ (4)	4,369,419
1,500	5.000%, 7/01/25 (Pre-refunded 7/01/13) – NPFG Insured	7/13 at 100.00	A+ (4)	1,628,355
1,345	Grand Rapids Building Authority, Kent County, Michigan, Limited Tax General Obligation Bonds, Series 2001, 5.125%, 10/01/26 (Pre-refunded 10/01/11) – NPFG Insured	10/11 at 100.00	AA (4)	1,350,582
2,000	Lake Fenton Community Schools, Genesee County, Michigan, General Obligation Bonds, Series 2002, 5.000%, 5/01/24 (Pre-refunded 5/01/12)	5/12 at 100.00	Aa2 (4)	2,064,600
1,790	Lansing Building Authority, Michigan, General Obligation Bonds, Series 2003A, 5.000%, 6/01/26 (Pre-refunded 6/01/13) – NPFG Insured	6/13 at 100.00	AA (4)	1,937,442
3,880	Mayville Community Schools, Tuscola County, Michigan, General Obligation Bonds, School Building and Site Project, Series 2004, 5.000%, 5/01/34 (Pre-refunded 11/01/14) – FGIC Insured	11/14 at 100.00	Aa2 (4)	4,433,792
3,000	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Series 2001A, 5.250%, 1/01/27 (Pre-refunded 1/01/12) – AMBAC Insured	1/12 at 100.00	A2 (4)	3,050,100
1,500	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health System, Series 2003A, 5.625%, 3/01/17 (Pre-refunded 3/01/13)	3/13 at 100.00	A1 (4)	1,619,265
3,460	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, St. John’s Health System, Series 1998A, 5.000%, 5/15/28 – AMBAC Insured (ETM)	11/11 at 100.00	Aaa	3,472,940
125	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health Credit Group, Series 2002C, 5.375%, 12/01/30 (Pre-refunded 12/01/12)	12/12 at 100.00	N/R (4)	132,938

24	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital, Series 2005:
$1,025	5.000%, 5/15/30 (Pre-refunded 5/15/15)	5/15 at 100.00	AA+ (4)	$1,188,590
500	5.000%, 5/15/37 (Pre-refunded 5/15/15)	5/15 at 100.00	AA+ (4)	579,800
4,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding Bonds, Detroit Edison Company, Series 2001C, 5.450%, 9/01/29 (Pre-refunded 9/29/11)	9/11 at 100.00	A (4)	4,014,800
3,000	Michigan, General Obligation Bonds, Environmental Protection Program, Series 2003A, 5.250%, 5/01/20 (Pre-refunded 5/01/13)	5/13 at 100.00	Aa2 (4)	3,246,960
	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E:
85	6.000%, 8/01/26 (ETM)	No Opt. Call	Baa2 (4)	112,515
915	6.000%, 8/01/26 (ETM)	No Opt. Call	AA+ (4)	1,211,186
4,100	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Y, 5.500%, 7/01/36 (Pre-refunded 7/01/16)	7/16 at 100.00	Aaa	5,021,598
1,050	Warren Consolidated School District, Macomb and Oakland Counties, Michigan, General Obligation Bonds, Series 2001, 5.375%, 5/01/19 (Pre-refunded	11/11 at 100.00	AA+ (4)	1,059,177
	11/01/11) – AGM Insured
43,955	Total U.S. Guaranteed			47,369,584
	Utilities – 10.0% (6.7% of Total Investments)
	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds, Series 2008A:
215	5.000%, 7/01/28	7/18 at 100.00	AA–	227,272
5,000	5.000%, 7/01/32	7/18 at 100.00	AA–	5,194,550
	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Tender Option Bond Trust 4700:
500	17.714%, 7/01/37 (IF) (5)	7/21 at 100.00	AA–	582,680
900	17.560%, 7/01/37 (IF) (5)	7/21 at 100.00	AA–	1,048,824
500	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Series 2011, 5.000%, 1/01/26 (WI/DD, Settling 10/04/11) – AGM Insured	1/21 at 100.00	AA+	534,780
2,110	Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000, 6.000%, 5/01/12	No Opt. Call	BBB+	2,159,606
3,630	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company, Series 1991BB, 7.000%, 5/01/21 – AMBAC Insured	No Opt. Call	A	4,597,214
3,000	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company, Series 2002C, 5.450%, 12/15/32 – SYNCORA GTY Insured (Alternative Minimum Tax)	12/12 at 100.00	BBB+	2,984,760
15,855	Total Utilities			17,329,686
	Water and Sewer – 12.5% (8.4% of Total Investments)
5,500	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Series 2006A, 5.000%, 7/01/34 – AGM Insured	7/16 at 100.00	AA+	5,484,765
1,500	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%, 7/01/29 – FGIC Insured	No Opt. Call	A	1,557,990
565	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%, 7/01/17 – AGM Insured	7/13 at 100.00	AA+	588,792
1,500	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2003A, 5.000%, 7/01/25 – NPFG Insured	7/13 at 100.00	A+	1,504,710
425	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Second Lien Series 2006A, 5.500%, 7/01/36 – BHAC Insured	7/18 at 100.00	AA+	442,378
675	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2008, 5.000%, 1/01/38	1/18 at 100.00	AA+	695,068
2,030	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Series 2009, 5.100%, 1/01/39 – AGC Insured	1/19 at 100.00	AA+	2,138,280
4,210	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2004, 5.000%, 10/01/19	10/14 at 100.00	AAA	4,700,928
1,150	Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Series 2004, 5.000%, 10/01/23	10/14 at 100.00	AAA	1,258,606
1,000	Michigan Municipal Bond Authority, Water Revolving Fund Revenue Bonds, Series 2007, 5.000%, 10/01/24	10/17 at 100.00	AAA	1,106,330

Nuveen Investments	25

Nuveen Michigan Quality Income Municipal Fund, Inc. (continued)
NUM	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$1,000	Port Huron, Michigan, Water Supply System Revenue Bonds, Series 2011, 5.625%, 10/01/40	10/21 at 100.00	A	$1,016,490
1,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/44	7/18 at 100.00	Baa2	1,001,290
300	Saginaw, Michigan, Water Supply System Revenue Bonds, Series 2008, 5.250%, 7/01/22 – NPFG Insured	7/18 at 100.00	A	321,565
20,855	Total Water and Sewer			21,817,192
$282,969	Total Investments (cost $249,641,114) – 149.9%			261,275,277
	Floating Rate Obligations – (2.1)%			(3,630,000)
	Variable MuniFund Term Preferred Shares, at Liquidation Value – (50.4)% (6)			(87,900,000)
	Other Assets Less Liabilities – 2.6%			4,506,551
	Net Assets Applicable to Common Shares – 100%			$174,251,828

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Variable MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.6%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

26	Nuveen Investments

Nuveen Michigan Premium Income Municipal Fund, Inc.
NMP	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.5% (2.4% of Total Investments)
$4,420	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	Baa3	$3,930,971
	Education and Civic Organizations – 3.5% (2.4% of Total Investments)
500	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007, 5.250%, 11/01/36	11/16 at 100.00	BB+	354,835
2,000	Michigan Higher Education Student Loan Authority, Revenue Bonds, Series 2002 XVII-G, 5.200%, 9/01/20 – AMBAC Insured (Alternative Minimum Tax)	9/12 at 100.00	AA	2,018,520
1,500	Michigan State University, General Revenue Bonds, Refunding Series 2010C, 5.000%, 2/15/40	2/20 at 100.00	Aa1	1,565,640
4,000	Total Education and Civic Organizations			3,938,995
	Health Care – 14.9% (10.1% of Total Investments)
1,500	Grand Traverse County Hospital Financial Authority, Michigan, Revenue Bonds, Munson Healthcare, Refunding Series 2011A, 5.000%, 7/01/29	7/21 at 100.00	A1	1,499,895
630	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Alligiance Health, Refunding Series 2010A, 5.000%, 6/01/37 – AGM Insured	6/20 at 100.00	AA+	633,276
2,725	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009, 5.750%, 11/15/39	11/19 at 100.00	A1	2,726,499
3,050	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Oakwood Obligated Group, Series 2002A, 5.750%, 4/01/32	4/13 at 100.00	A	3,069,032
1,350	Michigan State Hospital Finance Authority, Hospital Revenue Bonds,MidMichigan Obligated Group, Series 2009A, 5.875%, 6/01/39 – AGC Insured	6/19 at 100.00	AA+	1,420,673
915	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health Credit Group, Series 2002C, 5.375%, 12/01/30	12/12 at 100.00	AA	921,789
	Michigan State Hospital Finance Authority, Revenue Bonds, Marquette General Hospital, Series 2005A:
2,435	5.000%, 5/15/26	5/15 at 100.00	Baa3	2,271,198
200	5.000%, 5/15/34	5/15 at 100.00	Baa3	172,692
3,500	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue and Refunding Bonds, William Beaumont Hospital Obligated Group, Series 2009W, 6.000%, 8/01/39	8/19 at 100.00	A1	3,610,915
250	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.250%, 9/01/39	9/18 at 100.00	A1	290,920
16,555	Total Health Care			16,616,889
	Housing/Multifamily – 5.7% (3.9% of Total Investments)
845	Michigan Housing Development Authority, GNMA Collateralized Limited Obligation Multifamily Housing Revenue Bonds, Burkshire Pointe Apartments, Series 2002A, 5.400%, 10/20/32 (Alternative Minimum Tax)	4/12 at 102.00	Aaa	856,298
1,260	Michigan Housing Development Authority, Limited Obligation Revenue Bonds, Breton Village Green Project, Series 1993, 5.625%, 10/15/18 – AGM Insured	10/11 at 100.00	AA+	1,262,029
1,700	Michigan Housing Development Authority, Limited Obligation Revenue Bonds, Walled Lake Villa Project, Series 1993, 6.000%, 4/15/18 – AGM Insured	10/11 at 100.00	Aaa	1,703,910
800	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.125%, 4/01/31 – AGM Insured (Alternative Minimum Tax)	7/15 at 100.00	AA+	807,472
25	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2009A, 5.700%, 10/01/39	10/18 at 100.00	AA	26,123
	Mt. Clemens Housing Corporation, Michigan, FHA-Insured Section 8 Assisted Multifamily Housing Revenue Refunding Bonds, Clinton Place Project, Series 1992A:
250	6.600%, 6/01/13	12/11 at 100.00	AA+	251,013
1,500	6.600%, 6/01/22	12/11 at 100.00	AA+	1,502,820
6,380	Total Housing/Multifamily			6,409,665
	Housing/Single Family – 0.9% (0.6% of Total Investments)
1,000	Michigan Housing Development Authority, Single Family Homeownership Revenue Bonds, Series 2010C, 5.500%, 12/01/28 (Alternative Minimum Tax)	6/20 at 100.00	AAA	1,017,620

Nuveen Investments	27

Nuveen Michigan Premium Income Municipal Fund, Inc. (continued)
NMP	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General – 55.3% (37.6% of Total Investments)
$1,475	Anchor Bay School District, Macomb and St. Clair Counties, Michigan, General Obligation Bonds, Series 2003, 5.000%, 5/01/21	11/13 at 100.00	Aa2	$1,573,914
2,500	Anchor Bay School District, Macomb and St. Clair Counties, Michigan, Unlimited Tax General Obligation Refunding Bonds, Series 2001, 5.000%, 5/01/21	11/11 at 100.00	Aa2	2,514,225
1,000	Ann Arbor, Michigan, General Obligation Bonds, Court & Police Facilities Capital Improvement Series 2008, 5.000%, 5/01/38	5/18 at 100.00	AA+	1,049,900
100	Battle Creek School District, Calhoun County, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/37 – AGM Insured	5/17 at 100.00	AA+	102,496
2,250	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/26 – NPFG Insured	5/15 at 100.00	Aa2	2,339,528
1,501	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, Tender Option Bond Trust 2008-1096, 7.837%, 5/01/32 – NPFG Insured (IF)	5/17 at 100.00	Aa2	1,543,523
1,050	Comstock Park Public Schools, Kent County, Michigan, General Obligation Bonds, School Building & Site, Series 2011B, 5.500%, 5/01/36	5/21 at 100.00	AA–	1,108,317
	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2002A:
1,815	6.000%, 5/01/20 – FGIC Insured	No Opt. Call	Aa2	2,107,977
750	6.000%, 5/01/21 – FGIC Insured	No Opt. Call	Aa2	870,150
2,500	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2003B, 5.000%, 5/01/23 – FGIC Insured	5/13 at 100.00	Aa2	2,527,700
	Detroit-Wayne County Stadium Authority, Michigan, Limited Tax General Obligation Building Authority Stadium Bonds, Series 1997:
770	5.500%, 2/01/17 – FGIC Insured	11/11 at 100.00	A3	771,756
6,990	5.250%, 2/01/27 – FGIC Insured	2/12 at 100.00	A3	6,994,893
860	Grand Rapids, Michigan, General Obligation Bonds, Capital Improvement Series 2007, 5.000%, 9/01/24 – NPFG Insured	9/17 at 100.00	AA	930,331
1,500	Hartland Consolidated School District, Livingston County, Michigan, General Obligation Refunding Bonds, Series 2001, 5.125%, 5/01/29	11/11 at 100.00	Aa2	1,502,745
1,650	Holly Area School District, Oakland County, Michigan, General Obligation Bonds, Series 2006, 5.125%, 5/01/32 – NPFG Insured	5/16 at 100.00	Aa2	1,704,434
2,000	Howell Public Schools, Livingston County, Michigan, General Obligation Bonds, Series 2003, 5.000%, 5/01/22	11/13 at 100.00	Aa2	2,133,360
1,250	Kalamazoo Public Schools, Michigan, General Obligation Bonds, Series 2006, 5.000%, 5/01/25 – AGM Insured	5/16 at 100.00	AA+	1,316,150
500	Lansing School District, Ingham County, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/22	5/14 at 100.00	Aa2	539,225
1,000	Livonia Public Schools, Wayne County, Michigan, General Obligation Bonds, Series 2004A, 5.000%, 5/01/21 – NPFG Insured	5/14 at 100.00	Aa2	1,077,230
865	Lowell Area Schools, Counties of Ionia and Kent, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/37 – AGM Insured	5/17 at 100.00	AA+	885,284
425	Marshall Public Schools, Calhoun County, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/30 – SYNCORA GTY Insured	5/17 at 100.00	AA–	441,422
1,000	Michigan Municipal Bond Authority, General Obligation Bonds, Detroit City School District, Series 2005, 5.000%, 6/01/18 – AGM Insured	6/15 at 100.00	AA+	1,048,720
800	Michigan, General Obligation Bonds, Environmental Program, Series 2009A, 5.500%, 11/01/25	5/19 at 100.00	Aa2	895,032
2,450	Oakland Intermediate School District, Oakland County, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/36 – AGM Insured	5/17 at 100.00	Aaa	2,518,551
3,500	Ottawa County, Michigan, Water Supply System, General Obligation Bonds, Series 2007, 5.000%, 8/01/30 – NPFG Insured (UB)	8/17 at 100.00	Aaa	3,674,195
1,100	Oxford Area Community Schools, Oakland and Lapeer Counties, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/25 – AGM Insured	5/14 at 100.00	AA+	1,134,474
805	Parchment School District, Kalamazoo County, Michigan, General Obligation Bonds, Tender Option Bond Trust 2836, 10.996%, 5/01/15 – AGM Insured (IF)	No Opt. Call	AA+	810,369
1,000	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/27 – AGM Insured	5/15 at 100.00	AA+	1,050,830

28	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,000	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2008, 5.000%, 5/01/33 – AGM Insured	5/18 at 100.00	AA+	$1,037,090
125	South Haven, Van Buren County,Michigan, General Obligation Bonds, Capital Improvement Series 2009, 5.125%, 12/01/33 – AGC Insured	12/19 at 100.00	AA+	134,200
1,100	Thornapple Kellogg School District, Barry County, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/32 – NPFG Insured	5/17 at 100.00	Aa2	1,136,344
1,500	Trenton Public Schools District, Michigan, General Obligation Bonds, Series 2008, 5.000%, 5/01/34 – AGM Insured	5/18 at 100.00	AA+	1,550,985
	Van Dyke Public Schools, Macomb County, Michigan, General Obligation Bonds, School Building and Site, Series 2008:
800	5.000%, 5/01/31 – AGM Insured	5/18 at 100.00	AA+	831,880
1,350	5.000%, 5/01/38 – AGM Insured	5/18 at 100.00	AA+	1,385,681
2,830	Warren Consolidated School District, Macomb and Oakland Counties, Michigan, General Obligation Refunding Bonds, Series 2003, 5.250%, 5/01/20	5/13 at 100.00	AA	2,935,219
1,705	Wayne Charter County, Michigan, General Obligation Bonds, Building Improvements, Series 2009A, 6.750%, 11/01/39	12/19 at 100.00	A3	1,807,522
	Wayne County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2001A:
1,500	5.500%, 12/01/18 – NPFG Insured	12/11 at 101.00	BBB+	1,522,365
4,435	5.000%, 12/01/30 – NPFG Insured	12/11 at 101.00	BBB+	4,280,485
59,751	Total Tax Obligation/General			61,788,502
	Tax Obligation/Limited – 12.7% (8.6% of Total Investments)
1,600	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II, 5.000%, 10/15/30 – AMBAC Insured	10/15 at 100.00	Aa3	1,630,320
2,880	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA, 5.000%, 10/15/36 – FGIC Insured	10/16 at 100.00	Aa3	2,901,830
	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II:
5,000	5.000%, 10/15/22 – NPFG Insured	10/13 at 100.00	Aa3	5,182,950
2,480	5.000%, 10/15/23 – NPFG Insured	10/13 at 100.00	Aa3	2,562,187
1,500	Michigan, Comprehensive Transportation Revenue Refunding Bonds, Series 2001A, 5.000%, 11/01/19 – AGM Insured	11/11 at 100.00	AA+	1,510,860
450	Virgin Islands Public Finance Authority, Revenue Bonds, Senior Lien Matching Fund Loan Notes,Series 2009A-1, 5.000%, 10/01/39	10/19 at 100.00	BBB	411,692
13,910	Total Tax Obligation/Limited			14,199,839
	Transportation – 0.2% (0.2% of Total Investments)
230	Kent County, Michigan, Airport Revenue Bonds, Gerald R. Ford International Airport, Series 2007, 5.000%, 1/01/32	1/17 at 100.00	AAA	237,199
	U.S. Guaranteed – 23.9% (16.2% of Total Investments) (4)
915	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%, 7/01/30 (Pre-refunded 7/01/15) – NPFG Insured	7/15 at 100.00	A (4)	1,070,184
500	Lansing School District, Ingham County, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/22 (Pre-refunded 5/01/14)	5/14 at 100.00	Aa2 (4)	561,015
1,000	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Series 2001A, 5.250%, 1/01/27 (Pre-refunded 1/01/12) – AMBAC Insured	1/12 at 100.00	A2 (4)	1,016,700
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I:
150	5.500%, 10/15/19 (Pre-refunded 10/15/11)	10/11 at 100.00	A+ (4)	150,975
2,420	5.500%, 10/15/19 (Pre-refunded 10/15/11)	10/11 at 100.00	Aa3 (4)	2,435,730
6,205	5.000%, 10/15/24 (Pre-refunded 10/15/11)	10/11 at 100.00	Aa3 (4)	6,241,547
1,500	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health System, Series 2003A, 5.625%, 3/01/17 (Pre-refunded 3/01/13)	3/13 at 100.00	A1 (4)	1,619,265
500	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sparrow Obligated Group, Series 2001, 5.625%, 11/15/31 (Pre-refunded 11/15/11)	11/11 at 101.00	A+ (4)	510,505
1,305	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, St. John’s Hospital, Series 1993A, 6.000%, 5/15/13 – AMBAC Insured (ETM)	11/11 at 100.00	N/R (4)	1,380,533

Nuveen Investments	29

Nuveen Michigan Premium Income Municipal Fund, Inc. (continued)
NMP	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
$85	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health Credit Group, Series 2002C, 5.375%, 12/01/30 (Pre-refunded 12/01/12)	12/12 at 100.00	N/R (4)	$90,398
	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital, Series 2005:
425	5.000%, 5/15/25 (Pre-refunded 5/15/15)	5/15 at 100.00	AA+ (4)	492,830
150	5.000%, 5/15/30 (Pre-refunded 5/15/15)	5/15 at 100.00	AA+ (4)	173,940
5,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding Bonds, Detroit Edison Company, Series 2001C, 5.450%, 9/01/29 (Pre-refunded 9/29/11)	9/11 at 100.00	A (4)	5,018,500
	Michigan, General Obligation Bonds, Environmental Protection Program, Series 2003A:
1,000	5.250%, 5/01/20 (Pre-refunded 5/01/13)	5/13 at 100.00	Aa2 (4)	1,082,320
2,000	5.250%, 5/01/21 (Pre-refunded 5/01/13)	5/13 at 100.00	Aa2 (4)	2,164,640
1,000	Otsego Public Schools District, Allegan and Kalamazoo Counties, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/25 (Pre-refunded 5/01/14) – AGM Insured	5/14 at 100.00	AA+ (4)	1,122,030
1,425	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, Series 2004, 5.250%, 5/01/20 (Pre-refunded 5/01/14) – NPFG Insured	5/14 at 100.00	AA– (4)	1,608,341
25,580	Total U.S. Guaranteed			26,739,453
	Utilities – 7.9% (5.4% of Total Investments)
	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds, Series 2008A:
125	5.000%, 7/01/28	7/18 at 100.00	AA–	132,135
2,500	5.000%, 7/01/32	7/18 at 100.00	AA–	2,597,275
	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Tender Option Bond Trust 4700:
360	17.714%, 7/01/37 (IF) (5)	7/21 at 100.00	AA–	419,530
700	17.560%, 7/01/37 (IF) (5)	7/21 at 100.00	AA–	815,752
1,180	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Series 2011, 5.000%, 1/01/26 (WI/DD, Settling 10/04/11) – AGM Insured	1/21 at 100.00	AA+	1,262,081
605	Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000, 6.000%, 5/01/12	No Opt. Call	BBB+	619,224
3,000	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company, Series 2002C, 5.450%, 12/15/32 – SYNCORA GTY Insured (Alternative Minimum Tax)	12/12 at 100.00	BBB+	2,984,760
8,470	Total Utilities			8,830,757
	Water and Sewer – 18.5% (12.6% of Total Investments)
3,600	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Series 2006A, 5.000%, 7/01/34 – AGM Insured	7/16 at 100.00	AA+	3,590,028
1,085	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%, 7/01/30 – NPFG Insured	7/15 at 100.00	A	1,090,186
1,500	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%, 7/01/29 – FGIC Insured	No Opt. Call	A	1,557,990
1,120	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%, 7/01/17 – AGM Insured	7/13 at 100.00	AA+	1,167,163
1,330	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2005, 5.000%, 1/01/30 – NPFG Insured	7/15 at 100.00	AA+	1,374,608
	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2008:
400	5.000%, 1/01/27	No Opt. Call	AA+	427,352
450	5.000%, 1/01/38	1/18 at 100.00	AA+	463,379
425	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Series 2009, 5.100%, 1/01/39 – AGC Insured	1/19 at 100.00	AA+	447,669
1,000	Michigan Municipal Bond Authority, Water Revolving Fund Revenue Bonds, Series 2007, 5.000%, 10/01/24	10/17 at 100.00	AAA	1,106,329
8,245	North Kent Sewer Authority, Michigan, Sewer Revenue Bonds, Series 2006, 5.000%, 11/01/31 – NPFG Insured	11/16 at 100.00	Aa3	8,569,357

30	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$500	Port Huron, Michigan, Water Supply System Revenue Bonds, Series 2011, 5.625%, 10/01/40	10/21 at 100.00	A	$508,244
350	Saginaw, Michigan, Water Supply System Revenue Bonds, Series 2008, 5.250%, 7/01/22 – NPFG Insured	7/18 at 100.00	A	375,157
20,005	Total Water and Sewer			20,677,462
$160,301	Total Investments (cost $159,541,428) – 147.0%			164,387,352
	Floating Rate Obligations – (2.1)%			(2,330,000)
	Variable MuniFund Term Preferred Shares, at Liquidation Value – (48.2)% (6)			(53,900,000)
	Other Assets Less Liabilities – 3.3%			3,638,345
	Net Assets Applicable to Common Shares – 100%			$111,795,697

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Variable MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.8%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	31

Nuveen Michigan Dividend Advantage Municipal Fund
NZW	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.8% (2.4% of Total Investments)
$1,250	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	Baa3	$1,111,700
	Education and Civic Organizations – 10.1% (6.6% of Total Investments)
250	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007, 5.250%, 11/01/36	11/16 at 100.00	BB+	177,418
1,150	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Refunding Bonds, Kettering University, Series 2001, 5.000%, 9/01/26 – AMBAC Insured	3/12 at 100.00	N/R	1,026,824
250	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American Montessori Academy, Series 2007, 6.500%, 12/01/37	12/17 at 100.00	N/R	219,908
1,500	Michigan State University, General Revenue Bonds, Refunding Series 2010C, 5.000%, 2/15/40	2/20 at 100.00	Aa1	1,565,640
3,150	Total Education and Civic Organizations			2,989,790
	Health Care – 19.6% (12.8% of Total Investments)
500	Grand Traverse County Hospital Financial Authority, Michigan, Revenue Bonds, Munson Healthcare, Refunding Series 2011A, 5.000%, 7/01/29	7/21 at 100.00	A1	499,965
90	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Alligiance Health, Refunding Series 2010A, 5.000%, 6/01/37 – AGM Insured	6/20 at 100.00	AA+	90,468
	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009:
150	5.000%, 11/15/20	11/19 at 100.00	A1	161,679
475	5.750%, 11/15/39	11/19 at 100.00	A1	475,261
775	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Oakwood Obligated Group, Series 2002A, 5.750%, 4/01/32	4/13 at 100.00	A	779,836
150	Michigan State Hospital Finance Authority, Hospital Revenue Bonds,MidMichigan Obligated Group, Series 2009A, 5.875%, 6/01/39 – AGC Insured	6/19 at 100.00	AA+	157,853
80	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, McLaren Healthcare Corporation, Series 1998A, 5.000%, 6/01/28	No Opt. Call	Aa3	79,724
915	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health Credit Group, Series 2002C, 5.375%, 12/01/30	12/12 at 100.00	AA	921,789
	Michigan State Hospital Finance Authority, Revenue Bonds, Marquette General Hospital, Series 2005A:
500	5.000%, 5/15/26	5/15 at 100.00	Baa3	466,365
400	5.000%, 5/15/34	5/15 at 100.00	Baa3	345,384
100	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.250%, 9/01/39	9/18 at 100.00	A1	116,368
1,700	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Series 2001M, 5.250%, 11/15/31 – NPFG Insured	11/11 at 100.00	A1	1,699,864
5,835	Total Health Care			5,794,556
	Housing/Multifamily – 6.9% (4.5% of Total Investments)
1,700	Michigan Housing Development Authority, GNMA Collateralized Limited Obligation Multifamily Housing Revenue Bonds, Cranbrook Apartments, Series 2001A, 5.400%, 2/20/31 (Alternative Minimum Tax)	8/12 at 102.00	Aaa	1,724,735
200	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.125%, 4/01/31 – AGM Insured (Alternative Minimum Tax)	7/15 at 100.00	AA+	201,868
100	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2009A, 5.700%, 10/01/39	10/18 at 100.00	AA	104,491
2,000	Total Housing/Multifamily			2,031,094
	Housing/Single Family – 3.3% (2.1% of Total Investments)
500	Michigan Housing Development Authority, Single Family Homeownership Revenue Bonds, Series 2010C, 5.500%, 12/01/28 (Alternative Minimum Tax)	6/20 at 100.00	AAA	508,810
455	Michigan Housing Development Authority, Single Family Homeownership Revenue Bonds, Series 2011A, 4.600%, 12/01/26	6/21 at 100.00	AAA	466,552
955	Total Housing/Single Family			975,362
32	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Industrials – 1.7% (1.1% of Total Investments)
$500	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Republic Services Inc., Series 2001, 4.250%, 8/01/31 (Mandatory put 4/01/14) (Alternative Minimum Tax)	No Opt. Call	BBB+	$508,865
	Tax Obligation/General – 38.3% (25.0% of Total Investments)
200	Ann Arbor, Michigan, General Obligation Bonds, Court & Police Facilities Capital Improvement Series 2008, 5.000%, 5/01/38	5/18 at 100.00	AA+	209,980
437	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, Tender Option Bond Trust 2008-1096, 7.837%, 5/01/32 – NPFG Insured (IF)	5/17 at 100.00	Aa2	449,380
	Comstock Park Public Schools, Kent County, Michigan, General Obligation Bonds, School Building & Site, Series 2011B:
150	5.500%, 5/01/36	5/21 at 100.00	AA–	158,331
290	5.500%, 5/01/41	5/21 at 100.00	AA–	305,190
50	Detroit-Wayne County Stadium Authority, Michigan, Limited Tax General Obligation Building Authority Stadium Bonds, Series 1997, 5.500%, 2/01/17 – FGIC Insured	11/11 at 100.00	A3	50,114
300	Grand Rapids, Michigan, General Obligation Bonds, Capital Improvement Series 2007, 5.000%, 9/01/27 – NPFG Insured	9/17 at 100.00	AA	318,741
500	Jackson Public Schools, Jackson County, Michigan, General Obligation School Building and Site Bonds, Series 2004, 5.000%, 5/01/22 – AGM Insured	5/14 at 100.00	AA+	539,225
430	Lowell Area Schools, Counties of Ionia and Kent, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/37 – AGM Insured	5/17 at 100.00	AA+	440,084
400	Michigan Municipal Bond Authority, General Obligation Bonds, Detroit City School District, Series 2005, 5.000%, 6/01/18 – AGM Insured	6/15 at 100.00	AA+	419,488
100	Michigan, General Obligation Bonds, Environmental Program, Series 2009A, 5.500%, 11/01/25	5/19 at 100.00	Aa2	111,879
1,410	New Haven Community Schools, Macomb County, Michigan, General Obligation Bonds, Series 2006, 5.000%, 5/01/25 – AGM Insured	5/16 at 100.00	AA+	1,482,770
420	Oakland Intermediate School District, Oakland County, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/36 – AGM Insured	5/17 at 100.00	Aaa	431,752
1,000	Ottawa County, Michigan, Water Supply System, General Obligation Bonds, Series 2007, 5.000%, 8/01/30 – NPFG Insured (UB)	8/17 at 100.00	Aaa	1,049,770
235	Parchment School District, Kalamazoo County, Michigan, General Obligation Bonds, Tender Option Bond Trust 2836, 10.996%, 5/01/15 – AGM Insured (IF)	No Opt. Call	AA+	236,567
750	Plainwell Community Schools, Allegan County, Michigan, General Obligation Bonds, School Building & Site, Series 2008, 5.000%, 5/01/28 – AGC Insured	5/18 at 100.00	AA+	791,895
100	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2008, 5.000%, 5/01/33 – AGM Insured	5/18 at 100.00	AA+	103,709
25	South Haven, Van Buren County, Michigan, General Obligation Bonds, Capital Improvement Series 2009, 5.125%, 12/01/33 – AGC Insured	12/19 at 100.00	AA+	26,840
330	Thornapple Kellogg School District, Barry County, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/32 – NPFG Insured	5/17 at 100.00	Aa2	340,903
100	Trenton Public Schools District, Michigan, General Obligation Bonds, Series 2008, 5.000%, 5/01/34 – AGM Insured	5/18 at 100.00	AA+	103,399
225	Van Dyke Public Schools, Macomb County, Michigan, General Obligation Bonds, School Building and Site, Series 2008, 5.000%, 5/01/38 – AGM Insured	5/18 at 100.00	AA+	230,947
25	Wayne Charter County, Michigan, General Obligation Bonds, Building Improvements, Series 2009A, 6.750%, 11/01/39	12/19 at 100.00	A3	26,503
1,690	Wayne County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2001A, 5.000%, 12/01/30 – NPFG Insured	12/11 at 101.00	BBB+	1,631,120
500	Wayne Westland Community Schools, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/17 – AGM Insured	11/14 at 100.00	AA+	550,645
1,300	Willow Run Community Schools, Washtenaw County, Michigan, General Obligation Bonds, Series 2001, 5.000%, 5/01/21	11/11 at 100.00	Aa2	1,307,397
10,967	Total Tax Obligation/General			11,316,629
	Tax Obligation/Limited – 14.3% (9.3% of Total Investments)
150	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005A, 5.625%, 1/01/16 (Alternative Minimum Tax)	No Opt. Call	A–	157,758

Nuveen Investments	33

Nuveen Michigan Dividend Advantage Municipal Fund (continued)
NZW	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Grand Rapids Building Authority, Kent County, Michigan, General Obligation Bonds, Refunding Series 2011:
$560	5.000%, 10/01/28	10/21 at 100.00	AA	$588,269
500	5.000%, 10/01/30	10/21 at 100.00	AA	518,630
500	5.000%, 10/01/31	10/21 at 100.00	AA	514,955
485	Kalkaska County Hospital Authority, Michigan, Hospital Revenue Bonds, Series 2007, 5.125%, 5/01/14	No Opt. Call	N/R	504,099
	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA:
1,520	0.000%, 10/15/28 – AGM Insured	10/16 at 55.35	AAA	583,938
720	5.000%, 10/15/36 – FGIC Insured	10/16 at 100.00	Aa3	725,458
700	Virgin Islands Public Finance Authority, Revenue Bonds, Senior Lien Matching Fund Loan Notes,Series 2009A-1, 5.000%, 10/01/39	10/19 at 100.00	BBB	640,409
5,135	Total Tax Obligation/Limited			4,233,516
	Transportation – 1.0% (0.6% of Total Investments)
250	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport, Refunding Series 2007, 5.000%, 12/01/12 – FGIC Insured	No Opt. Call	A	261,830
	U.S. Guaranteed – 25.3% (16.5% of Total Investments) (4)
1,000	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Series 2001A, 5.500%, 5/01/21 (Pre-refunded 5/01/12) – AGM Insured	5/12 at 100.00	AA+ (4)	1,035,280
720	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%, 7/01/17 (Pre-refunded 7/01/13) – AGM Insured	7/13 at 100.00	AA+ (4)	782,028
350	Grand Rapids Building Authority, Kent County, Michigan, Limited Tax General Obligation Bonds, Series 2001, 5.125%, 10/01/26 (Pre-refunded 10/01/11) – NPFG Insured	10/11 at 100.00	AA (4)	351,453
940	Huron Valley School District, Oakland and Livingston Counties, Michigan, General Obligation Bonds, Series 2001, 5.000%, 5/01/27 (Pre-refunded 11/01/11)	11/11 at 100.00	Aa2 (4)	947,595
1,235	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Series 2001A, 5.250%, 1/01/24 (Pre-refunded 1/01/12) – AMBAC Insured	1/12 at 100.00	A2 (4)	1,255,625
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I:
55	5.000%, 10/15/24 (Pre-refunded 10/15/11)	10/11 at 100.00	A+ (4)	55,324
1,150	5.000%, 10/15/24 (Pre-refunded 10/15/11)	10/11 at 100.00	Aa3 (4)	1,156,774
85	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health Credit Group, Series 2002C, 5.375%, 12/01/30 (Pre-refunded 12/01/12)	12/12 at 100.00	N/R (4)	90,398
	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital, Series 2005:
425	5.000%, 5/15/30 (Pre-refunded 5/15/15)	5/15 at 100.00	AA+ (4)	492,830
335	5.000%, 5/15/37 (Pre-refunded 5/15/15)	5/15 at 100.00	AA+ (4)	388,466
	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E:
85	6.000%, 8/01/26 (ETM)	No Opt. Call	Baa2 (4)	112,515
615	6.000%, 8/01/26 (ETM)	No Opt. Call	AA+ (4)	814,076
6,995	Total U.S. Guaranteed			7,482,364
	Utilities – 11.0% (7.2% of Total Investments)
1,115	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds, Series 2003A, 5.000%, 7/01/21 – AGM Insured	7/13 at 100.00	AA+	1,174,273
	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds, Series 2008A:
50	5.000%, 7/01/28	7/18 at 100.00	AA–	52,854
750	5.000%, 7/01/32	7/18 at 100.00	AA–	779,183
	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Tender Option Bond Trust 4700:
250	17.714%, 7/01/37 (IF) (5)	7/21 at 100.00	AA–	291,340
100	17.560%, 7/01/37 (IF) (5)	7/21 at 100.00	AA–	116,536
	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Series 2011:
500	5.000%, 1/01/26 (WI/DD, Settling 10/04/11) – AGM Insured	1/21 at 100.00	AA+	534,780
290	5.000%, 1/01/27 (WI/DD, Settling 10/04/11) – AGM Insured	1/21 at 100.00	AA+	308,090
3,055	Total Utilities			3,257,056

34	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer – 18.2% (11.9% of Total Investments)
$1,000	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Series 2006A, 5.000%, 7/01/34 – AGM Insured	7/16 at 100.00	AA+	$997,230
1,000	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%, 7/01/29 – FGIC Insured	No Opt. Call	A	1,038,660
280	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%, 7/01/17 – AGM Insured	7/13 at 100.00	AA+	291,791
125	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2008, 5.000%, 1/01/38	1/18 at 100.00	AA+	128,716
150	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Series 2009, 5.100%, 1/01/39 – AGC Insured	1/19 at 100.00	AA+	158,001
1,000	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2005, 5.000%, 10/01/19	10/15 at 100.00	AAA	1,147,740
500	Michigan Municipal Bond Authority, Water Revolving Fund Revenue Bonds, Series 2007, 5.000%, 10/01/23	10/17 at 100.00	AAA	558,544
500	Port Huron, Michigan, Water Supply System Revenue Bonds, Series 2011, 5.250%, 10/01/31	10/21 at 100.00	A	508,200
500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/44	7/18 at 100.00	Baa2	500,644
50	Saginaw, Michigan, Water Supply System Revenue Bonds, Series 2008, 5.250%, 7/01/22 – NPFG Insured	7/18 at 100.00	A	53,593
5,105	Total Water and Sewer			5,383,119
$45,197	Total Investments (cost $43,912,262) – 153.5%			45,345,881
	Floating Rate Obligations – (2.3)%			(665,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (55.2)% (6)			(16,313,000)
	Other Assets Less Liabilities – 4.0%			1,166,473
	Net Assets Applicable to Common Shares – 100%			$29,534,354

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 36.0%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	35

Nuveen Ohio Quality Income Municipal Fund, Inc.
NUO	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 7.0% (4.9% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
$6,230	5.875%, 6/01/30	6/17 at 100.00	Baa3	$4,704,334
1,650	5.750%, 6/01/34	6/17 at 100.00	Baa3	1,201,448
7,255	5.875%, 6/01/47	6/17 at 100.00	Baa3	5,109,696
115	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	107,254
15,250	Total Consumer Staples			11,122,732
	Education and Civic Organizations – 13.5% (9.4% of Total Investments)
1,650	Ohio Higher Education Facilities Commission, General Revenue Bonds, Kenyon College, Series 2006, 5.000%, 7/01/41	7/16 at 100.00	A+	1,656,204
1,750	Ohio Higher Education Facilities Commission, General Revenue Bonds, Oberlin College, Series 2003, 5.125%, 10/01/24	10/13 at 100.00	AA	1,865,273
1,000	Ohio Higher Education Facilities Commission, Revenue Bonds, Wittenberg University, Series 2005, 5.000%, 12/01/29	12/15 at 100.00	Ba1	812,410
2,420	Ohio Higher Educational Facilities Commission, General Revenue Bonds, University of Dayton, 2006 Project, Series 2006, 5.000%, 12/01/30 – AMBAC Insured	12/16 at 100.00	A	2,475,854
1,415	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University, Series 2004, 5.000%, 11/01/21	11/14 at 100.00	AA	1,496,759
1,320	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Series 2004, 5.000%, 12/01/25 – AMBAC Insured	12/14 at 100.00	A	1,360,946
1,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, Wittenberg University, Series 2001, 5.500%, 12/01/15	12/11 at 100.00	Ba1	1,001,790
1,500	Ohio State Higher Education Facilities, Revenue Bonds, Case Western Reserve University, Series 2006, 5.000%, 12/01/44 – NPFG Insured	12/16 at 100.00	AA–	1,532,865
2,000	Ohio State Higher Educational Facility Commission, Higher Education Facility Revenue Bonds, Xavier University 2008C, 5.750%, 5/01/28	11/18 at 100.00	A–	2,174,540
550	Ohio State University, General Receipts Bonds, Series 2003B, 5.250%, 6/01/22	6/13 at 100.00	Aa1	587,010
1,510	University of Akron, Ohio, General Receipts Bonds, Series 2003A, 5.000%,	1/13 at 100.00	A1	1,548,626
	1/01/21 – AMBAC Insured
850	University of Cincinnati, Ohio, General Receipts Bonds, Series 2003C, 5.000%, 6/01/22 – FGIC Insured	6/13 at 100.00	A+	893,087
	University of Cincinnati, Ohio, General Receipts Bonds, Series 2004D:
1,200	5.000%, 6/01/19 – AMBAC Insured	6/14 at 100.00	A+	1,303,560
2,605	5.000%, 6/01/25 – AMBAC Insured	6/14 at 100.00	A+	2,763,801
20,770	Total Education and Civic Organizations			21,472,725
	Energy – 0.2% (0.1% of Total Investments)
250	Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds, Hovensa Coker Project, Senior Lien Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)	1/13 at 100.00	Ba2	248,700
	Health Care – 29.3% (20.3% of Total Investments)
2,000	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health System, Series 1998A, 5.375%, 11/15/24	11/11 at 100.00	Baa1	2,000,060
1,000	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Healthcare Partners, Series 2010A, 5.250%, 6/01/38	6/20 at 100.00	AA–	1,004,090
3,000	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010, 5.500%, 11/01/40	11/20 at 100.00	BBB+	2,736,840
3,405	Butler County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Medical Center Project, Series 2006K, 5.000%, 5/15/31 – FGIC Insured	5/16 at 100.00	N/R	3,098,448

36	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$1,000	Cuyahoga County, Ohio, Hospital Revenue Refunding and Improvement Bonds, MetroHealth System, Series 1997, 5.625%, 2/15/17 – NPFG Insured	2/12 at 100.00	A2	$1,002,070
2,000	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A, 6.000%, 1/01/32	7/13 at 100.00	Aa2	2,106,520
180	Franklin County, Ohio, Hospital Revenue Bonds, Holy Cross Health System Corporation, Series 1998, 5.000%, 6/01/28 – NPFG Insured	11/11 at 100.00	AA	180,094
	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Improvement Series 2009:
250	5.000%, 11/01/34	11/19 at 100.00	Aa2	252,655
300	5.250%, 11/01/40	11/19 at 100.00	Aa2	305,358
1,200	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Series 2005, 5.000%, 11/01/40	11/18 at 100.00	Aa2	1,201,344
2,400	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Tender Option Bond Trust 11-21B, 9.234%, 11/15/41 (IF) (5)	11/21 at 100.00	AA	2,403,456
	Hamilton County, Ohio, Revenue Bonds, Children’s Hospital Medical Center, Series 2004J:
2,455	5.250%, 5/15/16 – FGIC Insured	5/14 at 100.00	BBB	2,557,619
1,260	5.125%, 5/15/28 – FGIC Insured	5/14 at 100.00	BBB	1,178,629
1,000	Hancock County, Ohio, Hospital Revenue Bonds, Blanchard Valley Regional Health Center, Series 2011A, 6.250%, 12/01/34	6/21 at 100.00	A3	1,039,080
1,000	Lorain County, Ohio, Hospital Revenue Refunding and Improvement Bonds, Catholic Healthcare Partners, Refunding Series 2002, 5.375%, 10/01/30	10/12 at 100.00	AA–	1,005,960
	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 1999:
2,075	5.375%, 11/15/29 – AMBAC Insured	11/11 at 100.00	AA–	2,077,366
140	5.375%, 11/15/39 – AMBAC Insured	11/11 at 100.00	AA–	140,064
	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2008D:
90	5.000%, 11/15/38	11/18 at 100.00	AA–	89,200
40	5.125%, 11/15/40	11/18 at 100.00	AA–	40,104
2,665	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41	11/21 at 100.00	AA–	2,875,775
785	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center Inc., Series 2006, 5.250%, 5/15/21	5/16 at 100.00	A–	826,833
	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A:
1,500	5.000%, 5/01/30	5/14 at 100.00	AA	1,515,555
2,500	5.000%, 5/01/32	No Opt. Call	AA	2,519,675
1,350	Montgomery County, Ohio, Revenue Bonds, Miami Valley Hospital, Series 2009A, 6.250%, 11/15/39	11/14 at 100.00	Aa3	1,409,441
95	Ohio Higher Educational Facilities Commission, Revenue Bonds, University Hospitals Health System Inc., Series 2007A, 5.250%, 1/15/46 – BHAC Insured	No Opt. Call	AA+	96,796
	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Cleveland Clinic Health System Obligated Group, Series 2008A:
1,315	5.000%, 1/01/25	1/18 at 100.00	Aa2	1,393,900
50	5.250%, 1/01/33	1/18 at 100.00	Aa2	51,654
1,200	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Summa Health System Project, Series 2010, 5.250%, 11/15/40 – AGM Insured	5/20 at 100.00	AA+	1,208,736
1,500	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, University Hospitals Health System, Series 2009, 6.750%, 1/15/39	1/15 at 100.00	A	1,556,865
1,000	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group, Series 2009A, 5.500%, 1/01/39	1/19 at 100.00	Aa2	1,042,140
	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group, Tender Option Bond Trust 3551:
375	19.555%, 1/01/17 (IF)	No Opt. Call	Aa2	425,040
2,700	20.105%, 1/01/33 (IF)	1/19 at 100.00	Aa2	3,155,112
1,100	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group, Tender Option Bond Trust 3591, 20.263%, 1/01/17 (IF)	No Opt. Call	Aa2	1,285,416

Nuveen Investments	37

Nuveen Ohio Quality Income Municipal Fund, Inc. (continued)
NUO	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$830	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System Obligated Group, Series 2000B, 6.375%, 11/15/30	11/12 at 100.00	A–	$839,205
1,200	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006, 5.250%, 11/15/36	11/16 at 100.00	A–	1,202,064
600	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008, 5.750%, 12/01/35	12/18 at 100.00	A	611,322
45,560	Total Health Care			46,434,486
	Housing/Multifamily – 5.5% (3.8% of Total Investments)
1,385	Clermont County, Ohio, GNMA Collateralized Mortgage Revenue Bonds, S.E.M. Villa II Project, Series 1994A, 5.950%, 2/20/30	2/12 at 100.00	Aaa	1,386,427
	Cuyahoga County, Ohio, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds, Longwood Phase One Associates LP, Series 2001A:
2,365	5.350%, 1/20/21 (Alternative Minimum Tax)	1/12 at 102.00	Aaa	2,408,327
2,250	5.450%, 1/20/31 (Alternative Minimum Tax)	1/12 at 102.00	Aaa	2,267,033
800	Montgomery County, Ohio, GNMA Guaranteed Multifamily Housing Revenue Bonds, Canterbury Court Project, Series 2007, 5.500%, 10/20/42 (Alternative Minimum Tax)	10/18 at 101.00	Aa1	823,968
735	Ohio Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Madonna Homes, Series 2006M, 4.900%, 6/20/48 (Alternative Minimum Tax)	6/16 at 102.00	Aaa	711,708
1,100	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments Project, Series 2007, 5.250%, 9/20/47 (Alternative Minimum Tax)	9/17 at 102.00	Aaa	1,111,770
8,635	Total Housing/Multifamily			8,709,233
	Housing/Single Family – 0.6% (0.4% of Total Investments)
995	Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006H, 5.000%, 9/01/31 (Alternative Minimum Tax)	9/15 at 100.00	Aaa	997,677
	Industrials – 1.1% (0.8% of Total Investments)
725	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund Program – Columbia National Group Project, Series 2005D, 5.000%, 5/15/20 (Alternative Minimum Tax)	11/15 at 100.00	BBB–	652,819
1,110	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Jergens Inc., Series 1998A, 5.375%, 5/15/18 (Alternative Minimum Tax)	11/11 at 100.00	BBB–	1,061,726
1,835	Total Industrials			1,714,545
	Long-Term Care – 1.0% (0.7% of Total Investments)
490	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Improvement Series 2010A, 5.625%, 7/01/26	7/21 at 100.00	BBB	493,856
1,165	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.625%, 4/01/40	4/20 at 100.00	BBB–	1,159,734
1,655	Total Long-Term Care			1,653,590
	Materials – 1.4% (0.9% of Total Investments)
2,000	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004B, 4.500%, 12/01/15	No Opt. Call	A	2,163,620
	Tax Obligation/General – 34.4% (23.8% of Total Investments)
	Butler County, Ohio, General Obligation Bonds, Series 2002:
1,345	5.000%, 12/01/21 – NPFG Insured	12/12 at 100.00	Aa1	1,458,410
1,200	5.000%, 12/01/22 – NPFG Insured	12/12 at 101.00	Aa1	1,289,928
1,500	Centerville City School District, Montgomery County, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/30 – AGM Insured	6/15 at 100.00	Aa1	1,560,945
1,000	Central Ohio Solid Waste Authority, General Obligation Bonds, Series 2004A, 5.000%, 12/01/15 – AMBAC Insured	6/14 at 100.00	AAA	1,112,410
1,000	Cleveland Municipal School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/22 – AGM Insured	6/14 at 100.00	AA+	1,076,370
3,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006, 0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA+	1,283,910

38	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,200	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/21	12/14 at 100.00	AA+	$1,333,920
1,000	Dayton, Ohio, General Obligation Bonds, Series 2004, 5.250%, 12/01/19 – AMBAC Insured	6/14 at 100.00	Aa2	1,096,090
1,000	Dublin City School District, Franklin, Delaware and Union Counties, Ohio, General Obligation Bonds, Series 2003, 5.000%, 12/01/22 – AGM Insured	12/13 at 100.00	AAA	1,076,780
1,195	Fairview Park City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/24 – NPFG Insured	6/15 at 100.00	Aa3	1,263,019
1,840	Franklin County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/28	12/17 at 100.00	AAA	2,000,632
1,500	Green, Ohio, General Obligation Bonds, Series 2008, 5.500%, 12/01/32	12/15 at 100.00	AA	1,578,945
1,355	Grove City, Ohio, General Obligation Bonds, Construction & Improvement Series 2009, 5.125%, 12/01/36	No Opt. Call	Aa1	1,458,671
7,020	Hamilton City School District, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/34 – AGM Insured	6/17 at 100.00	AA+	7,208,131
1,850	Hilliard School District, Franklin County, Ohio, General Obligation Bonds, School Construction, Series 2005, 5.000%, 12/01/26 – NPFG Insured	12/15 at 100.00	Aa1	1,999,906
3,000	Hilliard School District, Franklin County, Ohio, General Obligation Bonds, Series 2006A, 5.000%, 12/01/25 – NPFG Insured	12/16 at 100.00	Aa1	3,225,420
2,580	Indian Lake Local School District, Logan and Auglaize Counties, Ohio, School Facilities Improvement and Refunding Bonds, Series 2007, 5.000%, 12/01/34 – NPFG Insured	6/17 at 100.00	Aa3	2,654,407
1,160	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2003, 5.000%, 12/01/22 – NPFG Insured	6/13 at 100.00	Aa2	1,227,872
800	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/25 – FGIC Insured	12/17 at 100.00	Aa2	864,328
1,585	Lucas County, Ohio, General Obligation Bonds, Various Purpose Series 2010, 5.000%, 10/01/40	10/18 at 100.00	Aa2	1,634,975
505	Marysville Exempted School District, Union County, Ohio, General Obligation Bonds, Series 2006, 5.000%, 12/01/25 – AGM Insured	12/15 at 100.00	AA+	531,528
500	Mason City School District, Counties of Warren and Butler, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/31	6/17 at 100.00	Aaa	530,305
1,500	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/31 – AGM Insured	No Opt. Call	Aa3	1,672,860
1,350	Milford Exempted Village School District, Ohio, General Obligation Bonds, Series 2008, 5.250%, 12/01/36	12/18 at 100.00	Aa3	1,404,743
640	New Albany Plain Local School District, Franklin County, Ohio, General Obligation Bonds, Series 2002, 5.500%, 12/01/17 – FGIC Insured	6/12 at 100.00	Aa1	660,781
1,000	Newark City School District, Licking County, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/28 – FGIC Insured	12/15 at 100.00	A+	1,037,680
1,000	Northmor Local School District, Morrow County, Ohio, General Obligation School Facilities Construction and Improvement Bonds, Series 2008, 5.000%, 11/01/36	11/18 at 100.00	Aa2	1,034,300
3,000	Ohio, General Obligation Bonds, Infrastructure Improvements, Series 2003F, 5.000%, 2/01/23	2/13 at 100.00	AA+	3,134,730
500	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation Bonds, Series 2008, 5.000%, 12/01/36	6/18 at 100.00	AA+	522,520
1,510	Painesville City School District, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/22 – FGIC Insured	12/14 at 100.00	A1	1,657,557
70	Strongsville, Ohio, Limited Tax General Obligation Various Purpose Improvement Bonds, Series 1996, 5.950%, 12/01/21	11/11 at 100.00	Aaa	70,307
100	Sylvania City School District, Ohio, General Obligation School Improvement Bonds, Series 1995, 5.250%, 12/01/36 – AGC Insured	6/17 at 100.00	AA+	103,832
650	Vandalia Butler City School District, Montgomery County, Ohio, General Obligation Bonds, School Improvement Series 2009, 5.125%, 12/01/37	No Opt. Call	AA	681,707
	Warren City School District, Trumbull County, Ohio, General Obligation Bonds, Series 2004:
2,515	5.000%, 12/01/20 – FGIC Insured	6/14 at 100.00	AA	2,732,045
1,170	5.000%, 12/01/22 – FGIC Insured	6/14 at 100.00	AA	1,264,571

Nuveen Investments	39

Nuveen Ohio Quality Income Municipal Fund, Inc. (continued)
NUO	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,000	West Chester Township, Butler County, Ohio, General Obligation Bonds, Series 2003, 5.000%, 12/01/28 – NPFG Insured	12/13 at 100.00	Aaa	$1,058,090
53,140	Total Tax Obligation/General			54,502,625
	Tax Obligation/Limited – 16.6% (11.5% of Total Investments)
1,380	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 2004A, 5.000%, 12/01/25 – AMBAC Insured	6/14 at 100.00	BBB+	1,414,790
4,000	Cuyhoga County, Ohio, Economic Development Revenue Bonds, Federally Taxable Recovery Zone Facility Medical Mart- Convention Center Project, Series 2010G, 5.000%, 12/01/27	12/20 at 100.00	AA	4,324,159
3,000	Franklin County Convention Facilities Authority, Ohio, Excise Tax and Lease Revenue Anticipation Bonds, Series 2005, 5.000%, 12/01/27 – AMBAC Insured	12/15 at 100.00	Aaa	3,152,520
1,085	Hamilton County Convention Facilities Authority, Ohio, First Lien Revenue Bonds, Series 2004, 5.000%, 12/01/18 – FGIC Insured	6/14 at 100.00	A+	1,178,636
4,000	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006, 5.000%, 12/01/32 – AMBAC Insured	12/16 at 100.00	A1	4,076,400
1,000	Hudson City School District, Ohio, Certificates of Participation, Series 2004, 5.000%, 6/01/26 – NPFG Insured	6/14 at 100.00	Aa3	1,024,300
	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2001B:
1,000	5.500%, 10/01/15 – AMBAC Insured	4/12 at 100.00	A1	1,018,980
1,000	5.500%, 10/01/17 – AMBAC Insured	4/12 at 100.00	A1	1,014,630
800	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects, Series 2005A, 5.000%, 4/01/25 – AGM Insured	4/15 at 100.00	AA+	862,968
1,000	Ohio, State Appropriation Lease Bonds, Mental Health Capital Facilities, Series 2003B-II, 5.000%, 6/01/16	6/13 at 100.00	AA	1,066,860
23,215	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 0.000%, 8/01/34	No Opt. Call	A+	5,455,756
7,875	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2010A, 0.000%, 8/01/35	No Opt. Call	A+	1,709,426
49,355	Total Tax Obligation/Limited			26,299,425
	Transportation – 3.5% (2.4% of Total Investments)
3,050	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2003C, 5.250%, 12/01/23 – RAAI Insured (Alternative Minimum Tax)	12/13 at 100.00	A–	3,095,598
2,000	Ohio Turnpike Commission, Revenue Refunding Bonds, Series 1998A, 5.500%, 2/15/18 – FGIC Insured	No Opt. Call	AA	2,437,900
5,050	Total Transportation			5,533,498
	U.S. Guaranteed – 19.2% (13.3% of Total Investments) (4)
2,030	Butler County, Ohio, General Obligation Judgment Bonds, Series 2002, 5.250%, 12/01/21 (Pre-refunded 12/01/12)	12/12 at 101.00	Aa1 (4)	2,176,160
2,600	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Series 2002, 5.250%, 6/01/21 (Pre-refunded 12/01/12) – AGM Insured	12/12 at 100.00	AA+ (4)	2,762,292
1,000	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2005B, 5.000%, 12/01/14 – SYNCORA GTY Insured (ETM)	No Opt. Call	A– (4)	1,147,260
2,000	Garfield Heights City School District, Cuyahoga County, Ohio, General Obligation School Improvement Bonds, Series 2001, 5.000%, 12/15/26 (Pre-refunded 12/15/11) – NPFG Insured	12/11 at 100.00	N/R (4)	2,027,060
1,515	Massillon City School District, Ohio, General Obligation Bonds, Series 2003, 5.250%, 12/01/21 (Pre-refunded 12/01/12) – NPFG Insured	12/12 at 100.00	Baa1 (4)	1,607,991
760	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/25 (Pre-refunded 12/01/13) – FGIC Insured	12/13 at 100.00	N/R (4)	839,093
460	New Albany Plain Local School District, Franklin County, Ohio, General Obligation Bonds, Series 2002, 5.500%, 12/01/17 (Pre-refunded 6/01/12) – FGIC Insured	6/12 at 100.00	Aa1 (4)	478,372
2,645	Ohio State Building Authority, State Facilities Bonds, Adult Correctional Building Fund Project, Series 2004A, 5.250%, 4/01/15 (Pre-refunded 4/01/14) – NPFG Insured	4/14 at 100.00	AA (4)	2,975,440

40	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
$1,200	Ohio State University, General Receipts Bonds, Series 2002A, 5.125%, 12/01/31 (Pre-refunded 12/01/12)	12/12 at 100.00	Aa1 (4)	$1,273,044
2,450	Ohio State University, General Receipts Bonds, Series 2003B, 5.250%, 6/01/22 (Pre-refunded 6/01/13)	6/13 at 100.00	N/R (4)	2,662,489
525	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, State Match, Series 2008, 5.000%, 6/01/28 (Pre-refunded 6/01/18) – AGM Insured	6/18 at 100.00	AAA	642,416
1,225	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Water Quality Project, Series 2005B, 5.000%, 6/01/25 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	1,428,632
	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation Bonds, Series 2004A:
1,315	5.250%, 12/01/23 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AA+ (4)	1,486,226
3,380	5.250%, 12/01/24 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AA+ (4)	3,820,110
1,000	Princeton City School District, Butler County, Ohio, General Obligation Bonds, Series 2003, 5.000%, 12/01/30 (Pre-refunded 12/01/13) – NPFG Insured	12/13 at 100.00	AA+ (4)	1,104,070
830	Springfield Township, Hamilton County, Ohio, Various Purpose Limited Tax General Obligation Bonds, Series 2002, 5.250%, 12/01/27 (Pre-refunded 12/01/11)	12/11 at 100.00	Aa2 (4)	840,616
2,000	Strongsville, Ohio, General Obligation Bonds, Series 2001, 5.000%, 12/01/21 (Pre-refunded 12/01/11) – FGIC Insured	12/11 at 100.00	Aaa	2,024,220
1,205	Tuscarawas County, Ohio, Hospital Facilities Revenue Bonds, Union Hospital Project, Series 2001, 5.750%, 10/01/21 (Pre-refunded 10/01/11) – RAAI Insured	10/11 at 101.00	N/R (4)	1,222,677
28,140	Total U.S. Guaranteed			30,518,168
	Utilities – 8.0% (5.5% of Total Investments)
2,500	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project Series 2008A, 5.250%, 2/15/43	2/18 at 100.00	A1	2,599,025
4,000	American Municipal Power Ohio Inc., Wadsworth, Electric System Improvement Revenue Bonds, Series 2002, 5.000%, 2/15/22 – NPFG Insured	2/12 at 100.00	A2	4,033,200
	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B:
2,000	0.000%, 11/15/28 – NPFG Insured	No Opt. Call	A–	822,720
2,105	0.000%, 11/15/32 – NPFG Insured	No Opt. Call	A–	666,022
2,155	0.000%, 11/15/34 – NPFG Insured	No Opt. Call	A–	606,482
1,465	Ohio Air Quality Development Authority, Revenue Refunding Bonds, Ohio Power Company Project, Series 1999C, 5.150%, 5/01/26 – AMBAC Insured	11/11 at 100.00	Baa1	1,465,483
950	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville Hydroelectric Project – Joint Venture 5, Series 2001, 0.000%, 2/15/29 – NPFG Insured	No Opt. Call	A1	375,431
2,000	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville Hydroelectric Project – Joint Venture 5, Series 2004, 5.000%, 2/15/20 – AMBAC Insured	2/14 at 100.00	A1	2,107,380
17,175	Total Utilities			12,675,743
	Water and Sewer – 3.1% (2.2% of Total Investments)
430	City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2007, 5.000%, 12/01/32 – AMBAC Insured	12/17 at 100.00	A1	441,687
1,025	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series 1993G, 5.500%, 1/01/21 – NPFG Insured	No Opt. Call	Aa1	1,241,972
40	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series 1996H, 5.750%, 1/01/26 – NPFG Insured	1/12 at 100.00	Aa1	40,128
1,220	Hamilton, Ohio, Wastewater System Revenue Bonds, Series 2005, 5.250%, 10/01/22 – AGM Insured	10/15 at 100.00	Aa3	1,352,041
100	Ironton, Ohio, Sewer System Improvement Revenue Bonds, Series 2011, 5.250%, 12/01/40 – AGM Insured	12/20 at 100.00	Aa3	103,209

Nuveen Investments	41

Nuveen Ohio Quality Income Municipal Fund, Inc. (continued)
NUO	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$200	Marysville, Ohio, Wastewater Treatment System Revenue Bonds, Series 2007, 5.000%, 12/01/37 – SYNCORA GTY Insured	12/17 at 100.00	A–	$201,854
1,170	Marysville, Ohio, Wastewater Treatment System Revenue Bonds, Series 2006, 5.250%, 12/01/24 – SYNCORA GTY Insured	12/16 at 100.00	A–	1,241,405
275	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Water Quality Project, Series 2005B, 5.000%, 6/01/25	6/15 at 100.00	AAA	303,804
4,460	Total Water and Sewer			4,926,100
$254,270	Total Investments (cost $218,611,099) – 144.4%			228,972,867
	Variable MuniFund Term Preferred Shares, at Liquidation Value – (46.3)% (6)			(73,500,000)
	Other Assets Less Liabilities – 1.9%			3,128,759
	Net Assets Applicable to Common Shares – 100%			$158,601,626

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Variable MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.1%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

See accompanying notes to financial statements.

42	Nuveen Investments

Nuveen Ohio Dividend Advantage Municipal Fund
NXI	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 5.6% (3.8% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
$2,050	5.875%, 6/01/30	6/17 at 100.00	Baa3	$1,547,976
2,755	5.875%, 6/01/47	6/17 at 100.00	Baa3	1,940,347
45	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	41,969
4,850	Total Consumer Staples			3,530,292
	Education and Civic Organizations – 12.2% (8.4% of Total Investments)
700	Ohio Higher Education Facilities Commission, General Revenue Bonds, Kenyon College, Series 2006, 5.000%, 7/01/41	7/16 at 100.00	A+	702,632
2,650	Ohio Higher Education Facilities Commission, Revenue Bonds, Ohio Northern University, Series 2002, 5.000%, 5/01/22	5/12 at 100.00	Baa2	2,623,924
500	Ohio Higher Education Facilities Commission, Revenue Bonds, Wittenberg University, Series 2005, 5.000%, 12/01/24	12/15 at 100.00	Ba1	432,000
1,000	Ohio State Higher Educational Facility Commission, Higher Education Facility Revenue Bonds, Xavier University 2008C, 5.750%, 5/01/28	11/18 at 100.00	A–	1,087,270
950	Ohio State, Higher Educational Facility Revenue Bonds, Otterbein College Project, Series 2008A, 5.500%, 12/01/28	12/18 at 100.00	A3	1,020,300
1,760	Ohio University at Athens, Subordinate Lien General Receipts Bonds, Series 2004, 5.000%, 12/01/20 – NPFG Insured	6/14 at 100.00	Aa3	1,915,848
7,560	Total Education and Civic Organizations			7,781,974
	Energy – 1.6% (1.1% of Total Investments)
1,000	Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds, Hovensa Coker Project, Senior Lien Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)	1/13 at 100.00	Ba2	994,800
	Health Care – 32.1% (22.0% of Total Investments)
65	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health System, Series 2004A, 5.500%, 11/15/34 – RAAI Insured	11/14 at 100.00	Baa1	61,809
500	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Healthcare Partners, Series 2010A, 5.250%, 6/01/38	6/20 at 100.00	AA–	502,045
1,385	Butler County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Medical Center Project, Series 2006K, 5.000%, 5/15/31 – FGIC Insured	5/16 at 100.00	N/R	1,260,308
1,100	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A, 6.000%, 1/01/32	7/13 at 100.00	Aa2	1,158,586
1,300	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Improvement Series 2009, 5.250%, 11/01/40	11/19 at 100.00	Aa2	1,323,218
600	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Series 2005, 5.000%, 11/01/40	11/18 at 100.00	Aa2	600,672
1,280	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Tender Option Bond Trust 11-21B, 9.234%, 11/15/41 (IF) (7)	11/21 at 100.00	AA	1,281,843
2,000	Hamilton County, Ohio, Revenue Bonds, Children’s Hospital Medical Center, Series 2004J, 5.125%, 5/15/28 – FGIC Insured	5/14 at 100.00	BBB	1,870,840
1,000	Hancock County, Ohio, Hospital Revenue Bonds, Blanchard Valley Regional Health Center, Series 2011A, 6.250%, 12/01/34	6/21 at 100.00	A3	1,039,080
500	Lorain County, Ohio, Hospital Revenue Refunding and Improvement Bonds, Catholic Healthcare Partners, Refunding Series 2002, 5.375%, 10/01/30	10/12 at 100.00	AA–	502,980
	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 1999:
2,200	5.375%, 11/15/29 – AMBAC Insured	11/11 at 100.00	AA–	2,202,508
660	5.375%, 11/15/39 – AMBAC Insured	11/11 at 100.00	AA–	660,304
290	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41	11/21 at 100.00	AA–	312,936

Nuveen Investments	43

Nuveen Ohio Dividend Advantage Municipal Fund (continued)
NXI	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$330	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center Inc., Series 2006, 5.250%, 5/15/21	5/16 at 100.00	A–	$347,586
1,000	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%, 5/01/30	5/14 at 100.00	AA	1,010,370
375	Montgomery County, Ohio, Revenue Bonds, Miami Valley Hospital, Series 2009A, 6.250%, 11/15/39	11/14 at 100.00	Aa3	391,511
	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Cleveland Clinic Health System Obligated Group, Series 2008A:
1,050	5.000%, 1/01/25	1/18 at 100.00	Aa2	1,113,000
90	5.250%, 1/01/33	1/18 at 100.00	Aa2	92,977
	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Summa Health System Project, Series 2010:
1,100	5.750%, 11/15/40 – AGM Insured	5/20 at 100.00	AA+	1,139,182
80	5.250%, 11/15/40 – AGM Insured	5/20 at 100.00	AA+	80,582
250	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, University Hospitals Health System, Series 2009, 6.750%, 1/15/39	1/15 at 100.00	A	259,478
200	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group, Series 2009A, 5.500%, 1/01/39	1/19 at 100.00	Aa2	208,428
	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group, Tender Option Bond Trust 3551:
250	19.555%, 1/01/17 (IF)	No Opt. Call	Aa2	283,360
1,225	20.105%, 1/01/33 (IF)	1/19 at 100.00	Aa2	1,431,486
65	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group, Tender Option Bond Trust 3591, 20.263%, 1/01/17 (IF)	No Opt. Call	Aa2	75,956
335	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System Obligated Group, Series 2000B, 6.375%, 11/15/30	11/12 at 100.00	A–	338,715
500	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006, 5.250%, 11/15/36	11/16 at 100.00	A–	500,860
375	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008, 5.750%, 12/01/35	12/18 at 100.00	A	382,076
20,105	Total Health Care			20,432,696
	Housing/Multifamily – 4.1% (2.8% of Total Investments)
1,165	Cleveland-Cuyahoga County Port Authority, Ohio, Lease Revenue Bonds, Euclid Avenue Housing Corporation – Fenn Tower Project, Series 2005, 5.000%,	8/15 at 100.00	N/R	1,036,640
	8/01/23 – AMBAC Insured
350	Montgomery County, Ohio, GNMA Guaranteed Multifamily Housing Revenue Bonds, Canterbury Court Project, Series 2007, 5.500%, 10/20/42 (Alternative Minimum Tax)	10/18 at 101.00	Aa1	360,486
295	Ohio Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Madonna Homes, Series 2006M, 4.900%, 6/20/48 (Alternative Minimum Tax)	6/16 at 102.00	Aaa	285,651
915	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments Project, Series 2007, 5.250%, 9/20/47 (Alternative Minimum Tax)	9/17 at 102.00	Aaa	924,791
2,725	Total Housing/Multifamily			2,607,568
	Housing/Single Family – 0.4% (0.3% of Total Investments)
250	Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006H, 5.000%, 9/01/31 (Alternative Minimum Tax)	9/15 at 100.00	Aaa	250,673
	Industrials – 6.7% (4.6% of Total Investments)
1,500	Cleveland-Cuyahoga County Port Authority, Ohio, Common Bond Fund Revenue Bonds, Cleveland Christian Home Project, Series 2002C, 5.950%, 5/15/22	5/12 at 102.00	BBB–	1,445,280
305	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund Program – Columbia National Group Project, Series 2005D, 5.000%, 5/15/20 (Alternative Minimum Tax)	11/15 at 100.00	BBB–	274,634
880	Ohio State Water Development Authority, Solid Waste Revenue Bonds, Allied Waste Industries, Inc., Series 2007A, 5.150%, 7/15/15 (Alternative Minimum Tax)	7/12 at 100.00	BBB	902,827
1,300	Toledo-Lucas County Port Authority, Ohio, Revenue Refunding Bonds, CSX Transportation Inc., Series 1992, 6.450%, 12/15/21	No Opt. Call	Baa3	1,519,700

44	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Industrials (continued)
$700	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax) (4), (5)	7/17 at 102.00	N/R	$126,210
4,685	Total Industrials			4,268,651
	Long-Term Care – 1.1% (0.7% of Total Investments)
215	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Improvement Series 2010A, 5.625%, 7/01/26	7/21 at 100.00	BBB	216,692
470	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.625%, 4/01/40	4/20 at 100.00	BBB–	467,876
685	Total Long-Term Care			684,568
	Tax Obligation/General – 25.8% (17.7% of Total Investments)
125	Barberton City School District, Summit County, Ohio, General Obligation Bonds, School Improvement Series 2008, 5.250%, 12/01/31	6/18 at 100.00	AA	133,431
1,500	Centerville City School District, Montgomery County, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/30 – AGM Insured	6/15 at 100.00	Aa1	1,560,945
	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006:
400	0.000%, 12/01/27 – AGM Insured	No Opt. Call	AA+	183,188
1,735	0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA+	742,528
400	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/21	12/14 at 100.00	AA+	444,640
1,355	Franklin County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/27	12/17 at 100.00	AAA	1,479,660
470	Green, Ohio, General Obligation Bonds, Series 2008, 5.500%, 12/01/32	12/15 at 100.00	AA	494,736
2,550	Hamilton City School District, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/34 – AGM Insured	6/17 at 100.00	AA+	2,618,340
2,000	Indian Lake Local School District, Logan and Auglaize Counties, Ohio, School Facilities Improvement and Refunding Bonds, Series 2007, 5.000%, 12/01/34 – NPFG Insured	6/17 at 100.00	Aa3	2,057,680
430	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/30 – FGIC Insured	12/17 at 100.00	Aa2	452,210
400	Lucas County, Ohio, General Obligation Bonds, Various Purpose Series 2010, 5.000%, 10/01/40	10/18 at 100.00	Aa2	412,612
1,005	Marysville Exempted School District, Union County, Ohio, General Obligation Bonds, Series 2006, 5.000%, 12/01/25 – AGM Insured	12/15 at 100.00	AA+	1,057,793
200	Mason City School District, Counties of Warren and Butler, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/31	6/17 at 100.00	Aaa	212,122
1,000	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/31 – AGM Insured	No Opt. Call	Aa3	1,115,240
50	Milford Exempted Village School District, Ohio, General Obligation Bonds, Series 2008, 5.250%, 12/01/36	12/18 at 100.00	Aa3	52,028
750	Northmor Local School District, Morrow County, Ohio, General Obligation School Facilities Construction and Improvement Bonds, Series 2008, 5.000%, 11/01/36	11/18 at 100.00	Aa2	775,725
50	Sylvania City School District, Ohio, General Obligation School Improvement Bonds, Series 1995, 5.250%, 12/01/36 – AGC Insured	6/17 at 100.00	AA+	51,916
2,415	Troy City School District, Miami County, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/28 – AGM Insured	12/14 at 100.00	Aa2	2,506,046
50	Vandalia Butler City School District, Montgomery County, Ohio, General Obligation Bonds, School Improvement Series 2009, 5.125%, 12/01/37	No Opt. Call	AA	52,439
16,885	Total Tax Obligation/General			16,403,279
	Tax Obligation/Limited – 20.8% (14.3% of Total Investments)
125	Cincinnati City School District, Ohio, Certificates of Participation, Series 2006, 5.000%, 12/15/32 – AGM Insured	12/16 at 100.00	AA+	129,841
2,000	Cuyhoga County, Ohio, Economic Development Revenue Bonds, Federally Taxable Recovery Zone Facility Medical Mart- Convention Center Project, Series 2010G, 5.000%, 12/01/27	12/20 at 100.00	AA	2,162,080
50	Delaware County District Library, Delaware, Franklin, Marion, Morrow and Union Counties, Ohio, Library Fund Library Facilities Special Obligation Notes, Series 2009, 5.000%, 12/01/34	12/19 at 100.00	Aa2	52,459
2,000	Franklin County Convention Facilities Authority, Ohio, Excise Tax and Lease Revenue Anticipation Bonds, Series 2005, 5.000%, 12/01/27 – AMBAC Insured	12/15 at 100.00	Aaa	2,101,680

Nuveen Investments	45

Nuveen Ohio Dividend Advantage Municipal Fund (continued)
NXI	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,415	Hamilton County Convention Facilities Authority, Ohio, First Lien Revenue Bonds, Series 2004, 5.000%, 12/01/21 – FGIC Insured	6/14 at 100.00	A+	$1,527,592
1,500	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006, 5.000%, 12/01/32 – AMBAC Insured	12/16 at 100.00	A1	1,528,650
500	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2001B, 5.500%, 10/01/15 – AMBAC Insured	4/12 at 100.00	A1	509,490
345	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects, Series 2005A, 5.000%, 4/01/25 – AGM Insured	4/15 at 100.00	AA+	372,155
1,000	Ohio State Building Authority, State Facilities Bonds, Adult Correctional Building Fund Project, Series 2005A, 5.000%, 4/01/23 – AGM Insured	4/15 at 100.00	AA+	1,095,770
5,220	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 0.000%, 8/01/34	No Opt. Call	A+	1,226,752
5,250	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2010A, 0.000%, 8/01/35	No Opt. Call	A+	1,139,618
1,400	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.375%, 10/01/19	10/11 at 100.00	BBB+	1,402,814
20,805	Total Tax Obligation/Limited			13,248,901
	Transportation – 0.7% (0.5% of Total Investments)
425	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2003C, 5.250%, 12/01/23 – RAAI Insured (Alternative Minimum Tax)	12/13 at 100.00	A–	431,354
	U.S. Guaranteed – 19.1% (13.1% of Total Investments) (6)
1,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2004, 5.500%, 12/01/15 (Pre-refunded 12/01/14) – AGM Insured	12/14 at 100.00	AA+ (6)	1,159,150
1,000	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.250%, 12/01/16 (Pre-refunded 12/01/14) – AGM Insured	12/14 at 100.00	AA+ (6)	1,155,320
1,000	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/25 (Pre-refunded 12/01/13) – FGIC Insured	12/13 at 100.00	N/R (6)	1,104,070
500	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University, Series 2001, 5.200%, 11/01/26 (Pre-refunded 11/01/11)	11/11 at 101.00	AA (6)	509,150
325	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, State Match, Series 2008, 5.000%, 6/01/28 (Pre-refunded 6/01/18) – AGM Insured	6/18 at 100.00	AAA	397,686
1,645	Ohio Water Development Authority, Revenue Bonds, Water Development Community Assistance Program, Series 2003, 5.000%, 12/01/23 (Pre-refunded 12/01/13) – NPFG Insured	12/13 at 100.00	Aa1 (6)	1,816,195
1,900	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation Bonds, Series 2004A, 5.250%, 12/01/23 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AA+ (6)	2,147,399
2,735	University of Cincinnati, Ohio, General Receipts Bonds, Series 2002F, 5.375%, 6/01/19 (Pre-refunded 6/01/12)	6/12 at 100.00	A+ (6)	2,841,663
1,000	West Chester Township, Butler County, Ohio, Various Purpose Limited Tax General Obligation Refunding Bonds, Series 2001, 5.500%, 12/01/17 (Pre-refunded 11/01/11) – AMBAC Insured	11/11 at 101.00	Aaa	1,018,950
11,105	Total U.S. Guaranteed			12,149,583
	Utilities – 10.3% (7.0% of Total Investments)
	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project Series 2008A:
50	5.000%, 2/15/38 – AGC Insured	2/18 at 100.00	AA+	51,398
1,000	5.250%, 2/15/43	2/18 at 100.00	A1	1,039,610
1,440	American Municipal Power Ohio Inc., Wadsworth, Electric System Improvement Revenue Bonds, Series 2002, 5.250%, 2/15/17 – NPFG Insured	2/12 at 100.00	A2	1,462,291
2,130	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B, 0.000%, 11/15/32 – NPFG Insured	No Opt. Call	A–	673,932
2,265	Ohio Air Quality Development Authority, Revenue Refunding Bonds, Ohio Power Company Project, Series 1999C, 5.150%, 5/01/26 – AMBAC Insured	11/11 at 100.00	Baa1	2,265,747

46	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$1,000	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville Hydroelectric Project – Joint Venture 5, Series 2004, 5.000%, 2/15/21 – AMBAC Insured	2/14 at 100.00	A1	$1,048,830
7,885	Total Utilities			6,541,808
	Water and Sewer – 5.4% (3.7% of Total Investments)
175	City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2007, 5.000%, 12/01/32 – AMBAC Insured	12/17 at 100.00	A1	179,757
925	Ironton, Ohio, Sewer System Improvement Revenue Bonds, Series 2011, 5.250%, 12/01/40 – AGM Insured	12/20 at 100.00	Aa3	954,683
500	Marysville, Ohio, Wastewater Treatment System Revenue Bonds, Series 2006, 5.250%, 12/01/24 – SYNCORA GTY Insured	12/16 at 100.00	A–	530,515
730	Ohio Water Development Authority, Revenue Bonds, Water Development Community Assistance Program, Series 2003, 5.000%, 12/01/23 – NPFG Insured	12/13 at 100.00	Aa1	781,180
1,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/44	7/18 at 100.00	Baa2	1,001,290
3,330	Total Water and Sewer			3,447,425
$102,295	Total Investments (cost $89,635,389) – 145.9%			92,773,572
	MuniFund Term Preferred Shares, at Liquidation Value – (48.9)% (8)			(31,103,400)
	Other Assets Less Liabilities – 3.0%			1,900,134
	Net Assets Applicable to Common Shares – 100%			$63,570,306

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Investment Valuation for more information.

(5)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.

(7)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(8)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.5%.
N/R	Not rated.
(IF)	Inverse floating rate investment.

See accompanying notes to financial statements.

Nuveen Investments	47

Nuveen Ohio Dividend Advantage Municipal Fund 2
NBJ	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 4.0% (2.7% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
$990	5.875%, 6/01/30	6/17 at 100.00	Baa3	$747,559
1,510	5.875%, 6/01/47	6/17 at 100.00	Baa3	1,063,493
45	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	41,969
2,545	Total Consumer Staples			1,853,021
	Education and Civic Organizations – 11.6% (7.8% of Total Investments)
1,345	Bowling Green State University, Ohio, General Receipts Bonds, Series 2003, 5.250%, 6/01/18 – AMBAC Insured	6/13 at 100.00	A+	1,429,116
450	Ohio Higher Education Facilities Commission, General Revenue Bonds, Kenyon College, Series 2006, 5.000%, 7/01/41	7/16 at 100.00	A+	451,692
1,050	Ohio Higher Educational Facilities Commission, Revenue Bonds, Wittenberg University, Series 2001, 5.500%, 12/01/15	12/11 at 100.00	Ba1	1,051,880
1,000	University of Cincinnati, Ohio, General Receipts Bonds, Series 2003C, 5.000%, 6/01/22 – FGIC Insured	6/13 at 100.00	A+	1,050,690
1,245	University of Cincinnati, Ohio, General Receipts Bonds, Series 2004D, 5.000%, 6/01/19 – AMBAC Insured	6/14 at 100.00	A+	1,352,444
5,090	Total Education and Civic Organizations			5,335,822
	Energy – 1.1% (0.7% of Total Investments)
500	Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds, Hovensa Coker Project, Senior Lien Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)	1/13 at 100.00	Ba2	497,400
	Health Care – 28.3% (19.0% of Total Investments)
250	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Healthcare Partners, Series 2010A, 5.250%, 6/01/38	6/20 at 100.00	AA–	251,023
1,000	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010, 5.500%, 11/01/40	11/20 at 100.00	BBB+	912,280
1,090	Butler County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Medical Center Project, Series 2006K, 5.000%, 5/15/31 – FGIC Insured	5/16 at 100.00	N/R	991,867
300	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Improvement Series 2009, 5.250%, 11/01/40	11/19 at 100.00	Aa2	305,358
250	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Series 2005, 5.000%, 11/01/40	11/18 at 100.00	Aa2	250,280
480	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Tender Option Bond Trust 11-21B, 9.234%, 11/15/41 (IF) (7)	11/21 at 100.00	AA	480,691
600	Hancock County, Ohio, Hospital Revenue Bonds, Blanchard Valley Regional Health Center, Series 2011A, 6.250%, 12/01/34	6/21 at 100.00	A3	623,448
865	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2008C, 6.000%, 8/15/43	8/18 at 100.00	Baa1	838,695
200	Lorain County, Ohio, Hospital Revenue Refunding and Improvement Bonds, Catholic Healthcare Partners, Refunding Series 2002, 5.375%, 10/01/30	10/12 at 100.00	AA–	201,192
1,850	Lorain County, Ohio, Hospital Revenue Refunding and Improvement Bonds, Catholic Healthcare Partners, Series 2001A, 5.400%, 10/01/21	10/11 at 101.00	AA–	1,873,643
965	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 1999, 5.375%, 11/15/29 – AMBAC Insured	11/11 at 100.00	AA–	966,100
460	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41	11/21 at 100.00	AA–	496,381

48	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$225	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center Inc., Series 2006, 5.250%, 5/15/21	5/16 at 100.00	A–	$236,990
700	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%, 5/01/30	5/14 at 100.00	AA	707,259
90	Montgomery County, Ohio, Revenue Bonds, Miami Valley Hospital, Series 2009A, 6.250%, 11/15/39	11/14 at 100.00	Aa3	93,963
35	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Cleveland Clinic Health System Obligated Group, Series 2008A, 5.000%, 1/01/25	1/18 at 100.00	Aa2	37,100
	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Summa Health System Project, Series 2010:
400	5.750%, 11/15/40 – AGM Insured	5/20 at 100.00	AA+	414,248
40	5.250%, 11/15/40 – AGM Insured	5/20 at 100.00	AA+	40,291
100	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, University Hospitals Health System, Series 2009, 6.750%, 1/15/39	1/15 at 100.00	A	103,791
200	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group, Series 2009A, 5.500%, 1/01/39	1/19 at 100.00	Aa2	208,428
	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group, Tender Option Bond Trust 3551:
125	19.555%, 1/01/17 (IF)	No Opt. Call	Aa2	141,680
1,000	20.105%, 1/01/33 (IF)	1/19 at 100.00	Aa2	1,168,560
375	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group, Tender Option Bond Trust 3591, 20.263%, 1/01/17 (IF)	No Opt. Call	Aa2	438,210
665	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System Obligated Group, Series 2000B, 6.375%, 11/15/30	11/12 at 100.00	A–	672,375
350	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006, 5.250%, 11/15/36	11/16 at 100.00	A–	350,602
190	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008, 5.750%, 12/01/35	12/18 at 100.00	A	193,585
12,805	Total Health Care			12,998,040
	Housing/Multifamily – 4.8% (3.2% of Total Investments)
1,000	Franklin County, Ohio, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds, Agler Project, Series 2002A, 5.550%, 5/20/22 (Alternative Minimum Tax)	5/12 at 102.00	Aaa	1,028,480
250	Montgomery County, Ohio, GNMA Guaranteed Multifamily Housing Revenue Bonds, Canterbury Court Project, Series 2007, 5.500%, 10/20/42 (Alternative Minimum Tax)	10/18 at 101.00	Aa1	257,490
220	Ohio Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Madonna Homes, Series 2006M, 4.900%, 6/20/48 (Alternative Minimum Tax)	6/16 at 102.00	Aaa	213,028
690	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments Project, Series 2007, 5.250%, 9/20/47 (Alternative Minimum Tax)	9/17 at 102.00	Aaa	697,383
2,160	Total Housing/Multifamily			2,196,381
	Housing/Single Family – 1.1% (0.7% of Total Investments)
495	Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006H, 5.000%, 9/01/31 (Alternative Minimum Tax)	9/15 at 100.00	Aaa	496,332
	Industrials – 10.7% (7.2% of Total Investments)
3,000	Ohio State Sewage and Solid Waste Disposal Facilities, Revenue Bonds, Anheuser-Busch Project, Series 2001, 5.500%, 11/01/35 (Alternative Minimum Tax)	11/11 at 100.00	A–	3,001,319
640	Ohio State Water Development Authority, Solid Waste Revenue Bonds, Allied Waste Industries, Inc., Series 2007A, 5.150%, 7/15/15 (Alternative Minimum Tax)	7/12 at 100.00	BBB	656,602
1,000	Toledo-Lucas County Port Authority, Ohio, Revenue Refunding Bonds, CSX Transportation Inc., Series 1992, 6.450%, 12/15/21	No Opt. Call	Baa3	1,169,000
500	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax) (4), (5)	7/17 at 102.00	N/R	90,150
5,140	Total Industrials			4,917,071

Nuveen Investments	49

Nuveen Ohio Dividend Advantage Municipal Fund 2 (continued)
NBJ	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Long-Term Care – 0.9% (0.7% of Total Investments)
$95	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Improvement Series 2010A, 5.625%, 7/01/26	7/21 at 100.00	BBB	$95,748
340	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.625%, 4/01/40	4/20 at 100.00	BBB–	338,463
435	Total Long-Term Care			434,211
	Tax Obligation/General – 41.7% (28.0% of Total Investments)
1,700	Butler County, Hamilton, Ohio, Limited Tax General Obligation Bonds, One Renaissance Center Acquisition, Series 2001, 5.000%, 11/01/26 – AMBAC Insured	11/11 at 101.00	Aa3	1,725,891
	Cleveland Municipal School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2004:
1,000	5.000%, 12/01/15 – AGM Insured	6/14 at 100.00	AA+	1,108,360
1,000	5.000%, 12/01/22 – AGM Insured	6/14 at 100.00	AA+	1,076,370
1,000	Cleveland, Ohio, General Obligation Bonds, Series 2011, 5.000%, 12/01/29	12/19 at 100.00	AA	1,052,020
	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006:
2,095	0.000%, 12/01/27 – AGM Insured	No Opt. Call	AA+	959,447
100	0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA+	42,797
400	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/21	12/14 at 100.00	AA+	444,640
1,000	Franklin County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/27	12/17 at 100.00	AAA	1,092,000
400	Green, Ohio, General Obligation Bonds, Series 2008, 5.500%, 12/01/32	12/15 at 100.00	AA	421,052
1,905	Hamilton City School District, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/34 – AGM Insured	6/17 at 100.00	AA+	1,956,053
1,000	Indian Lake Local School District, Logan and Auglaize Counties, Ohio, School Facilities Improvement and Refunding Bonds, Series 2007, 5.000%, 12/01/34 – NPFG Insured	6/17 at 100.00	Aa3	1,028,840
345	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/30 – FGIC Insured	12/17 at 100.00	Aa2	362,819
400	Lucas County, Ohio, General Obligation Bonds, Various Purpose Series 2010, 5.000%, 10/01/40	10/18 at 100.00	Aa2	412,612
1,005	Marysville Exempted School District, Union County, Ohio, General Obligation Bonds, Series 2006, 5.000%, 12/01/25 – AGM Insured	12/15 at 100.00	AA+	1,057,793
200	Mason City School District, Counties of Warren and Butler, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/31	6/17 at 100.00	Aaa	212,122
1,500	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/31 – AGM Insured	No Opt. Call	Aa3	1,672,860
50	Milford Exempted Village School District, Ohio, General Obligation Bonds, Series 2008, 5.250%, 12/01/36	12/18 at 100.00	Aa3	52,028
2,665	Newark City School District, Licking County, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/28 – FGIC Insured	12/15 at 100.00	A+	2,765,416
400	Northmor Local School District, Morrow County, Ohio, General Obligation School Facilities Construction and Improvement Bonds, Series 2008, 5.000%, 11/01/36	11/18 at 100.00	Aa2	413,720
1,000	Powell, Ohio, General Obligation Bonds, Series 2002, 5.500%, 12/01/25 – FGIC Insured	12/12 at 100.00	AA+	1,045,860
50	Sylvania City School District, Ohio, General Obligation School Improvement Bonds, Series 1995, 5.250%, 12/01/36 – AGC Insured	6/17 at 100.00	AA+	51,916
200	Vandalia Butler City School District, Montgomery County, Ohio, General Obligation Bonds, School Improvement Series 2009, 5.125%, 12/01/37	No Opt. Call	AA	209,756
19,415	Total Tax Obligation/General			19,164,372

50	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited – 15.3% (10.3% of Total Investments)
$500	Cuyhoga County, Ohio, Economic Development Revenue Bonds, Federally Taxable Recovery Zone Facility Medical Mart- Convention Center Project, Series 2010G, 5.000%, 12/01/27	12/20 at 100.00	AA	$540,520
175	Delaware County District Library, Delaware, Franklin, Marion, Morrow and Union Counties, Ohio, Library Fund Library Facilities Special Obligation Notes, Series 2009, 5.000%, 12/01/34	12/19 at 100.00	Aa2	183,607
1,000	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006, 5.000%, 12/01/32 – AMBAC Insured	12/16 at 100.00	A1	1,019,100
250	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects, Series 2005A, 5.000%, 4/01/25 – AGM Insured	4/15 at 100.00	AA+	269,678
1,000	Ohio State Building Authority, State Facilities Bonds, Adult Correctional Building Fund Project, Series 2005A, 5.000%, 4/01/23 – AGM Insured	4/15 at 100.00	AA+	1,095,770
1,095	Ohio, State Appropriation Lease Bonds, Parks and Recreation Capital Facilities, Series 2004A-II, 5.000%, 12/01/18	12/13 at 100.00	AA	1,175,165
4,065	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 0.000%, 8/01/34	No Opt. Call	A+	955,316
3,940	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2010A, 0.000%, 8/01/35	No Opt. Call	A+	855,256
1,000	Summit County Port Authority, Ohio, Revenue Bonds, Civic Theatre Project, Series 2001, 5.500%, 12/01/26 – AMBAC Insured	12/11 at 100.00	N/R	941,820
13,025	Total Tax Obligation/Limited			7,036,232
	U.S. Guaranteed – 19.0% (12.8% of Total Investments) (6)
605	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2004, 5.500%, 12/01/15 (Pre-refunded 12/01/14) – AGM Insured	12/14 at 100.00	AA+ (6)	701,286
1,000	Greater Cleveland Regional Transit Authority, Ohio, General Obligation Capital Improvement Bonds, Series 2001A, 5.125%, 12/01/21 (Pre-refunded 12/01/11) – NPFG Insured	12/11 at 100.00	Aa2 (6)	1,012,470
1,000	Lebanon City School District, Warren County, Ohio, General Obligation Bonds, Series 2001, 5.500%, 12/01/21 (Pre-refunded 12/01/11) – AGM Insured	12/11 at 100.00	AA+ (6)	1,013,410
2,420	Lorain County, Ohio, Limited Tax General Obligation Justice Center Bonds, Series 2002, 5.500%, 12/01/22 (Pre-refunded 12/01/12) – FGIC Insured	12/12 at 100.00	Aa2 (6)	2,576,089
1,000	Marysville Exempted Village School District, Ohio, Certificates of Participation, School Facilities Project, Series 2005, 5.250%, 12/01/21 (Pre-refunded 6/01/15) – NPFG Insured	6/15 at 100.00	N/R (6)	1,173,870
210	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, State Match, Series 2008, 5.000%, 6/01/28 (Pre-refunded 6/01/18) – AGM Insured	6/18 at 100.00	AAA	256,967
125	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2001A, 5.000%, 12/01/21 (Pre-refunded 12/01/11) – AGM Insured	12/11 at 100.00	Aaa	126,520
1,050	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation Bonds, Series 2004A, 5.500%, 12/01/15 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AA+ (6)	1,193,882
670	Tuscarawas County, Ohio, Hospital Facilities Revenue Bonds, Union Hospital Project, Series 2001, 5.750%, 10/01/26 (Pre-refunded 10/01/11) – RAAI Insured	10/11 at 101.00	N/R (6)	679,829
8,080	Total U.S. Guaranteed			8,734,323
	Utilities – 9.8% (6.6% of Total Investments)
1,000	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project Series 2008A, 5.250%, 2/15/43	2/18 at 100.00	A1	1,039,610
1,065	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B, 0.000%, 11/15/32 – NPFG Insured	No Opt. Call	A–	336,966
2,500	Ohio Air Quality Development Authority, Revenue Refunding Bonds, Ohio Power Company Project, Series 1999C, 5.150%, 5/01/26 – AMBAC Insured	11/11 at 100.00	Baa1	2,500,824
595	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville Hydroelectric Project – Joint Venture 5, Series 2004, 5.000%, 2/15/20 – AMBAC Insured	2/14 at 100.00	A1	626,946
5,160	Total Utilities			4,504,346

Nuveen Investments	51

Nuveen Ohio Dividend Advantage Municipal Fund 2 (continued)
NBJ	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer – 0.5% (0.3% of Total Investments)
$130	City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2007, 5.000%, 12/01/32 – AMBAC Insured	12/17 at 100.00	A1	$133,533
50	Ironton, Ohio, Sewer System Improvement Revenue Bonds, Series 2011, 5.250%, 12/01/40 – AGM Insured	12/20 at 100.00	Aa3	51,605
45	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2001A, 5.000%, 12/01/21 – AGM Insured	12/11 at 100.00	AAA	45,495
225	Total Water and Sewer			230,633
$75,075	Total Investments (cost $66,336,397) – 148.8%			68,398,184
	MuniFund Term Preferred Shares, at Liquidation Value – (52.7)% (8)			(24,244,000)
	Other Assets Less Liabilities – 3.9%			1,815,692
	Net Assets Applicable to Common Shares – 100%			$45,969,876
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Investment Valuation for more information.

(5)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.

(7)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations of investments for inverse floating rate transactions.
(8)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 35.4%.
N/R	Not rated.
(IF)	Inverse floating rate investment.

See accompanying notes to financial statements.

52	Nuveen Investments

Nuveen Ohio Dividend Advantage Municipal Fund 3
NVJ	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 6.5% (4.3% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
$1,280	5.875%, 6/01/30	6/17 at 100.00	Baa3	$966,541
1,565	5.875%, 6/01/47	6/17 at 100.00	Baa3	1,102,230
20	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	18,653
2,865	Total Consumer Staples			2,087,424
	Education and Civic Organizations – 6.4% (4.2% of Total Investments)
350	Ohio Higher Education Facilities Commission, General Revenue Bonds, Kenyon College, Series 2006, 5.000%, 7/01/41	7/16 at 100.00	A+	351,316
1,125	Ohio Higher Education Facilities Commission, Revenue Bonds, Ohio Northern University, Series 2002, 5.750%, 5/01/16	5/12 at 100.00	Baa2	1,141,628
650	Ohio Higher Education Facilities Commission, Revenue Bonds, Wittenberg University, Series 2005, 5.000%, 12/01/24	12/15 at 100.00	Ba1	561,600
2,125	Total Education and Civic Organizations			2,054,544
	Energy – 0.8% (0.5% of Total Investments)
250	Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds, Hovensa Coker Project, Senior Lien Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)	1/13 at 100.00	Ba2	248,700
	Health Care – 32.7% (21.7% of Total Investments)
200	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Healthcare Partners, Series 2010A, 5.250%, 6/01/38	6/20 at 100.00	AA–	200,818
695	Butler County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Medical Center Project, Series 2006K, 5.000%, 5/15/31 – FGIC Insured	5/16 at 100.00	N/R	632,429
600	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Improvement Series 2009, 5.250%, 11/01/40	11/19 at 100.00	Aa2	610,716
420	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Series 2005, 5.000%, 11/01/40	11/18 at 100.00	Aa2	420,470
320	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Tender Option Bond Trust 11-21B, 9.234%, 11/15/41 (IF) (7)	11/21 at 100.00	AA	320,461
625	Hancock County, Ohio, Hospital Revenue Bonds, Blanchard Valley Regional Health Center, Series 2011A, 6.250%, 12/01/34	6/21 at 100.00	A3	649,425
1,000	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2008C, 6.000%, 8/15/43	8/18 at 100.00	Baa1	969,590
300	Lorain County, Ohio, Hospital Revenue Refunding and Improvement Bonds, Catholic Healthcare Partners, Refunding Series 2002, 5.375%, 10/01/30	10/12 at 100.00	AA–	301,788
500	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 1999, 5.375%, 11/15/29 – AMBAC Insured	11/11 at 100.00	AA–	500,570
550	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41	11/21 at 100.00	AA–	593,500
160	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center Inc., Series 2006, 5.250%, 5/15/21	5/16 at 100.00	A–	168,526
500	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%, 5/01/30	5/14 at 100.00	AA	505,185
105	Montgomery County, Ohio, Revenue Bonds, Miami Valley Hospital, Series 2009A, 6.250%, 11/15/39	11/14 at 100.00	Aa3	109,623
	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Cleveland Clinic Health System Obligated Group, Series 2008A:
600	5.000%, 1/01/25	1/18 at 100.00	Aa2	636,000
100	5.250%, 1/01/33	1/18 at 100.00	Aa2	103,308
200	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Summa Health System Project, Series 2010, 5.250%, 11/15/40 – AGM Insured	5/20 at 100.00	AA+	201,456
2,000	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, University Hospitals Health System, Series 2009, 6.750%, 1/15/39	1/15 at 100.00	A	2,075,819

Nuveen Investments	53

Nuveen Ohio Dividend Advantage Municipal Fund 3 (continued)
NVJ	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$100	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group, Series 2009A, 5.500%, 1/01/39	1/19 at 100.00	Aa2	$104,214
	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group, Tender Option Bond Trust 3551:
125	19.555%, 1/01/17 (IF)	No Opt. Call	Aa2	141,680
425	20.105%, 1/01/33 (IF)	1/19 at 100.00	Aa2	496,638
100	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group, Tender Option Bond Trust 3591, 20.263%, 1/01/17(IF)	No Opt. Call	Aa2	116,856
335	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System Obligated Group, Series 2000B, 6.375%, 11/15/30	11/12 at 100.00	A–	338,715
250	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006, 5.250%, 11/15/36	11/16 at 100.00	A–	250,430
110	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008, 5.750%, 12/01/35	12/18 at 100.00	A	112,076
10,320	Total Health Care			10,560,293
	Housing/Multifamily – 3.3% (2.2% of Total Investments)
200	Montgomery County, Ohio, GNMA Guaranteed Multifamily Housing Revenue Bonds, Canterbury Court Project, Series 2007, 5.500%, 10/20/42 (Alternative Minimum Tax)	10/18 at 101.00	Aa1	205,992
170	Ohio Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Madonna Homes, Series 2006M, 4.900%, 6/20/48 (Alternative Minimum Tax)	6/16 at 102.00	Aaa	164,613
685	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments Project, Series 2007, 5.250%, 9/20/47 (Alternative Minimum Tax)	9/17 at 102.00	Aaa	692,330
1,055	Total Housing/Multifamily			1,062,935
	Housing/Single Family – 0.7% (0.4% of Total Investments)
245	Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006H, 5.000%, 9/01/31 (Alternative Minimum Tax)	9/15 at 100.00	Aaa	245,659
	Industrials – 7.0% (4.7% of Total Investments)
555	Cleveland-Cuyahoga County Port Authority, Ohio, Common Bond Fund Revenue Bonds, Cleveland Christian Home Project, Series 2002C, 5.950%, 5/15/22	5/12 at 102.00	BBB–	534,754
480	Ohio State Water Development Authority, Solid Waste Revenue Bonds, Allied Waste Industries, Inc., Series 2007A, 5.150%, 7/15/15 (Alternative Minimum Tax)	7/12 at 100.00	BBB	492,451
1,000	Toledo-Lucas County Port Authority, Ohio, Revenue Refunding Bonds, CSX Transportation Inc., Series 1992, 6.450%, 12/15/21	No Opt. Call	Baa3	1,169,000
400	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax) (4), (5)	7/17 at 102.00	N/R	72,120
2,435	Total Industrials			2,268,325
	Long-Term Care – 1.0% (0.7% of Total Investments)
95	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Improvement Series 2010A, 5.625%, 7/01/26	7/21 at 100.00	BBB	95,748
245	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.625%, 4/01/40	4/20 at 100.00	BBB–	243,893
340	Total Long-Term Care			339,641
	Tax Obligation/General – 38.3% (25.4% of Total Investments)
1,000	Cleveland, Ohio, General Obligation Bonds, Series 2011, 5.000%, 12/01/29	12/19 at 100.00	AA	1,052,020
	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006:
1,815	0.000%, 12/01/27 – AGM Insured	No Opt. Call	AA+	831,216
1,000	0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA+	427,970
300	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/21	12/14 at 100.00	AA+	333,480
1,000	Franklin County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/27	12/17 at 100.00	AAA	1,092,000
250	Green, Ohio, General Obligation Bonds, Series 2008, 5.500%, 12/01/32	12/15 at 100.00	AA	263,158
1,275	Hamilton City School District, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/34 – AGM Insured	6/17 at 100.00	AA+	1,309,170
1,000	Indian Lake Local School District, Logan and Auglaize Counties, Ohio, School Facilities Improvement and Refunding Bonds, Series 2007, 5.000%, 12/01/34 – NPFG Insured	6/17 at 100.00	Aa3	1,028,840

54	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,000	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2003, 5.000%, 12/01/22 – NPFG Insured	6/13 at 100.00	Aa2	$1,058,510
210	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/25 – FGIC Insured	12/17 at 100.00	Aa2	226,886
1,270	Lorain, Ohio, General Obligation Bonds, Series 2002, 5.125%, 12/01/26 – AMBAC Insured	12/12 at 100.00	A3	1,279,144
235	Lucas County, Ohio, General Obligation Bonds, Various Purpose Series 2010, 5.000%, 10/01/40	10/18 at 100.00	Aa2	242,410
500	Marysville Exempted School District, Union County, Ohio, General Obligation Bonds, Series 2006, 5.000%, 12/01/25 – AGM Insured	12/15 at 100.00	AA+	526,265
100	Mason City School District, Counties of Warren and Butler, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/31	6/17 at 100.00	Aaa	106,061
500	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/31 – AGM Insured	No Opt. Call	Aa3	557,620
50	Milford Exempted Village School District, Ohio, General Obligation Bonds, Series 2008, 5.250%, 12/01/36	12/18 at 100.00	Aa3	52,028
150	Northmor Local School District, Morrow County, Ohio, General Obligation School Facilities Construction and Improvement Bonds, Series 2008, 5.000%, 11/01/36	11/18 at 100.00	Aa2	155,145
1,130	Solon, Ohio, General Obligation Refunding and Improvement Bonds, Series 2002, 5.000%, 12/01/18	12/12 at 100.00	AAA	1,189,382
500	Sylvania City School District, Ohio, General Obligation School Improvement Bonds, Series 1995, 5.250%, 12/01/36 – AGC Insured	6/17 at 100.00	AA+	519,160
100	Vandalia Butler City School District, Montgomery County, Ohio, General Obligation Bonds, School Improvement Series 2009, 5.125%, 12/01/37	No Opt. Call	AA	104,878
13,385	Total Tax Obligation/General			12,355,343
	Tax Obligation/Limited – 9.9% (6.6% of Total Investments)
250	Cuyhoga County, Ohio, Economic Development Revenue Bonds, Federally Taxable Recovery Zone Facility Medical Mart- Convention Center Project, Series 2010G, 5.000%, 12/01/27	12/20 at 100.00	AA	270,260
75	Delaware County District Library, Delaware, Franklin, Marion, Morrow and Union Counties, Ohio, Library Fund Library Facilities Special Obligation Notes, Series 2009, 5.000%, 12/01/34	12/19 at 100.00	Aa2	78,689
750	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006, 5.000%, 12/01/32 – AMBAC Insured	12/16 at 100.00	A1	764,325
1,000	Midview Local School District, Lorain County, Ohio, Certificates of Participation, Series 2003, 5.000%, 11/01/30	5/13 at 100.00	A1	1,009,720
200	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects, Series 2005A, 5.000%, 4/01/25 – AGM Insured	4/15 at 100.00	AA+	215,742
2,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 0.000%, 8/01/34	No Opt. Call	A+	470,020
1,835	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2010A, 0.000%, 8/01/35	No Opt. Call	A+	398,323
6,110	Total Tax Obligation/Limited			3,207,079
	Transportation – 5.9% (3.9% of Total Investments)
1,550	Ohio Turnpike Commission, Revenue Refunding Bonds, Series 1998A, 5.500%, 2/15/18 – FGIC Insured	No Opt. Call	AA	1,889,372
	U.S. Guaranteed – 26.8% (17.8% of Total Investments) (6)
725	Eaton City School District, Preble County, Ohio, General Obligation Bonds, Series 2002, 5.750%, 12/01/21 (Pre-refunded 12/01/12) – FGIC Insured	12/12 at 101.00	Aa2 (6)	782,195
1,300	Granville Exempt Village School District, Ohio, General Obligation Bonds, Series 2001, 5.500%,12/01/28 (Pre-refunded 12/01/11)	12/11 at 100.00	Aa1 (6)	1,317,367
1,000	Hilliard, Ohio, General Obligation Bonds, Series 2002, 5.375%, 12/01/22 (Pre-refunded 12/01/12)	12/12 at 100.00	Aa1 (6)	1,064,240
500	Miami East Local School District, Miami County, Ohio, General Obligation Bonds, Series 2002, 5.125%, 12/01/29 (Pre-refunded 6/01/12) – AGM Insured	6/12 at 100.00	AA+ (6)	518,640
2,000	Ohio Higher Education Facilities Commission, Revenue Bonds, Case Western Reserve University, Series 2002B, 5.500%, 10/01/22 (Pre-refunded 10/01/12)	10/12 at 100.00	N/R (6)	2,111,157
1,250	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects, Series 2002A, 5.500%, 4/01/18 (Pre-refunded 4/01/12) – AGM Insured	4/12 at 100.00	AA+ (6)	1,288,713
160	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, State Match, Series 2008, 5.000%, 6/01/28 (Pre-refunded 6/01/18) – AGM Insured	6/18 at 100.00	AAA	195,784

Nuveen Investments	55

Nuveen Ohio Dividend Advantage Municipal Fund 3 (continued)
NVJ	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
$230	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2001A, 5.000%, 12/01/21 (Pre-refunded 12/01/11) – AGM Insured	12/11 at 100.00	Aaa	$232,797
1,000	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation Bonds, Series 2004A, 5.250%, 12/01/21 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AA+ (6)	1,130,210
8,165	Total U.S. Guaranteed			8,641,103
	Utilities – 7.9% (5.2% of Total Investments)
500	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project Series 2008A, 5.250%, 2/15/43	2/18 at 100.00	A1	519,805
1,500	American Municipal Power Ohio Inc., Wadsworth, Electric System Improvement Revenue Bonds, Series 2002, 5.250%, 2/15/17 – NPFG Insured	2/12 at 100.00	A2	1,523,219
1,595	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B, 0.000%, 11/15/32 – NPFG Insured	No Opt. Call	A–	504,658
3,595	Total Utilities			2,547,682
	Water and Sewer – 3.6% (2.4% of Total Investments)
130	City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2007, 5.000%, 12/01/32 – AMBAC Insured	12/17 at 100.00	A1	133,533
950	Ironton, Ohio, Sewer System Improvement Revenue Bonds, Series 2011, 5.250%, 12/01/40 – AGM Insured	12/20 at 100.00	Aa3	980,486
40	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2001A, 5.000%, 12/01/21 – AGM Insured	12/11 at 100.00	AAA	40,440
1,120	Total Water and Sewer			1,154,459
$53,560	Total Investments (cost $46,876,815) – 150.8%			48,662,559
	MuniFund Term Preferred Shares, at Liquidation Value – (57.2)% (8)			(18,470,150)
	Other Assets Less Liabilities – 6.4%			2,070,459
	Net Assets Applicable to Common Shares – 100%			$32,262,868

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Investment Valuation for more information.

(5)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.

(7)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations of investments for inverse floating rate transactions.
(8)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 38.0%.
N/R	Not rated.
(IF)	Inverse floating rate investment.

See accompanying notes to financial statements.

56	Nuveen Investments

Statement of
Assets & Liabilities
August 31, 2011 (Unaudited)

	Michigan Quality Income (NUM	)	Michigan Premium Income (NMP	)	Michigan Dividend Advantage (NZW	)
Assets
Investments, at value (cost $249,641,114, $159,541,428 and $43,912,262, respectively)	$261,275,277		$164,387,352		$45,345,881
Cash	—		—		72,109
Receivables:
Interest	3,784,745		2,597,321		616,333
Investments sold	2,050,154		3,000,154		1,215,191
Deferred offering costs	458,906		130,708		484,265
Other assets	60,952		46,541		5,292
Total assets	267,630,034		170,162,076		47,739,071
Liabilities
Cash overdraft	74,077		73,318		—
Floating rate obligations	3,630,000		2,330,000		665,000
Payables:
Investments purchased	531,920		1,255,331		838,380
Common share dividends	731,847		467,880		134,148
Auction Rate Preferred share dividends	1,437		1,239		—
Interest	91,946		63,056		31,267
Offering costs	178,000		133,359		175,385
MuniFund Term Preferred (MTP) Shares, at liquidation value	—		—		16,313,000
Variable MuniFund Term Preferred (VMTP) Shares, at liquidation value	87,900,000		53,900,000		—
Accrued expenses:
Management fees	139,867		89,023		22,806
Other	99,112		53,173		24,731
Total liabilities	93,378,206		58,366,379		18,204,717
Net assets applicable to Common shares	$174,251,828		$111,795,697		$29,534,354
Common shares outstanding	11,554,253		7,605,648		2,053,086
Net asset value per Common share outstanding (net assets applicable to Common shares, divided by Common shares outstanding)	$15.08		$14.70		$14.39
Net assets applicable to Common shares consist of:
Common shares, $.01 par value per share	$115,543		$76,056		$20,531
Paid-in surplus	162,077,165		106,733,261		29,075,456
Undistributed (Over-distribution of) net investment income	3,424,431		2,118,696		298,636
Accumulated net realized gain (loss)	(2,999,474)		(1,978,240)		(1,293,888)
Net unrealized appreciation (depreciation)	11,634,163		4,845,924		1,433,619
Net assets applicable to Common shares	$174,251,828		$111,795,697		$29,534,354
Authorized shares:
Common	200,000,000		200,000,000		Unlimited
Auction Rate Preferred Shares (ARPS)	1,000,000		1,000,000		Unlimited
MTP	—		—		Unlimited
VMTP	Unlimited		Unlimited		—

See accompanying notes to financial statements.

Nuveen Investments	57

Statement of
Assets & Liabilities (continued)
August 31, 2011 (Unaudited)

	Ohio Quality Income (NUO	)	Ohio Dividend Advantage (NXI	)	Ohio Dividend Advantage 2 (NBJ	)	Ohio Dividend Advantage 3 (NVJ	)
Assets
Investments, at value (cost $218,611,099, $89,635,389 and $66,336,397 and $46,876,815, respectively)	$228,972,867		$92,773,572		$68,398,184		$48,662,559
Cash	863,585		493,650		801,132		—
Receivables:
Interest	2,855,669		1,207,885		940,436		649,165
Investments sold	95,000		25,000		50,000		1,525,000
Deferred offering costs	401,543		907,551		579,413		518,949
Other assets	28,312		15,395		7,994		26,204
Total assets	233,216,976		95,423,053		70,777,159		51,381,877
Liabilities
Cash overdraft	—		—		—		194,414
Floating rate obligations	—		—		—		—
Payables:
Investments purchased	28,756		—		—		—
Common share dividends	642,397		294,974		206,527		159,090
Auction Rate Preferred share dividends	1,498		618		995		298
Interest	76,883		66,737		47,478		36,171
Offering costs	164,322		299,930		245,232		209,111
MuniFund Term Preferred (MTP) Shares, at liquidation value	—		31,103,400		24,244,000		18,470,150
Variable MuniFund Term Preferred (VMTP) Shares, at liquidation value	73,500,000		—		—		—
Accrued expenses:
Management fees	124,666		51,566		35,193		25,399
Other	76,828		35,522		27,858		24,376
Total liabilities	74,615,350		31,852,747		24,807,283		19,119,009
Net assets applicable to Common shares	$158,601,626		$63,570,306		$45,969,876		$32,262,868
Common shares outstanding	9,753,457		4,246,124		3,122,403		2,158,189
Net asset value per Common share outstanding (net assets applicable to Common shares, divided by Common shares outstanding)	$16.26		$14.97		$14.72		$14.95
Net assets applicable to Common shares consist of:
Common shares, $.01 par value per share	$97,535		$42,461		$31,224		$21,582
Paid-in surplus	147,978,163		60,344,091		44,289,943		30,548,164
Undistributed (Over-distribution of) net investment income	3,223,599		743,510		654,319		514,511
Accumulated net realized gain (loss)	(3,059,439)		(697,939)		(1,067,397)		(607,133)
Net unrealized appreciation (depreciation)	10,361,768		3,138,183		2,061,787		1,785,744
Net assets applicable to Common shares	$158,601,626		$63,570,306		$45,969,876		$32,262,868
Authorized shares:
Common	200,000,000		Unlimited		Unlimited		Unlimited
Auction Rate Preferred Shares (ARPS)	1,000,000		Unlimited		Unlimited		Unlimited
MTP	—		Unlimited		Unlimited		Unlimited
VMTP	Unlimited		—		—		—

See accompanying notes to financial statements.

58	Nuveen Investments

Statement of
Operations
Six Months Ended August 31, 2011 (Unaudited)

	Michigan Quality Income (NUM )	Michigan Premium Income (NMP )	Michigan Dividend Advantage (NZW )
Investment Income	$6,534,552	$4,207,780	$1,158,829
Expenses
Management fees	810,714	517,627	143,686
Auction fees	38,001	23,648	—
Dividend disbursing agent fees	10,082	10,082	—
Shareholders’ servicing agent fees and expenses	8,394	6,646	12,579
Interest expense and amortization of offering costs	178,310	78,018	248,026
Custodian’s fees and expenses	24,688	16,532	6,958
Directors’/Trustees’ fees and expenses	2,963	1,885	565
Professional fees	15,047	17,223	19,132
Shareholders’ reports – printing and mailing expenses	17,313	12,871	7,743
Stock exchange listing fees	4,468	4,468	130
Investor relations expense	10,073	6,730	2,205
Other expenses	17,627	11,695	15,343
Total expenses before custodian fee credit and expense reimbursement	1,137,680	707,425	456,367
Custodian fee credit	(554)	(251)	(157)
Expense reimbursement	—	—	(11,425)
Net expenses	1,137,126	707,174	444,785
Net investment income (loss)	5,397,426	3,500,606	714,044
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	195,047	82,599	52,160
Change in net unrealized appreciation (depreciation) of investments	9,794,991	5,376,950	1,883,852
Net realized and unrealized gain (loss)	9,990,038	5,459,549	1,936,012
Distributions to Auction Rate Preferred Shareholders
From net investment income	(113,035)	(75,543)	—
Decrease in net assets applicable to Common shares from distributions to Auction Rate Preferred shareholders	(113,035)	(75,543)	—
Net increase (decrease) in net assets applicable to Common shares from operations	$15,274,429	$8,884,612	$2,650,056

See accompanying notes to financial statements.

Nuveen Investments	59

Statement of
Operations (continued)
Six Months Ended August 31, 2011 (Unaudited)

	Ohio Quality Income (NUO )	Ohio Dividend Advantage (NXI )	Ohio Dividend Advantage 2 (NBJ )	Ohio Dividend Advantage 3 (NVJ )
Investment Income	$5,951,312	$2,439,808	$1,797,264	$1,316,608
Expenses
Management fees	723,710	300,319	220,546	158,260
Auction fees	37,018	—	1,263	1,791
Dividend disbursing agent fees	15,123	1,671	6,712	1,671
Shareholders’ servicing agent fees and expenses	9,405	12,194	8,754	8,671
Interest expense and amortization of offering costs	136,017	482,345	316,150	228,454
Custodian’s fees and expenses	23,301	11,734	8,868	7,349
Directors’/Trustees’ fees and expenses	2,633	1,371	887	658
Professional fees	15,668	17,558	18,145	18,575
Shareholders’ reports – printing and mailing expenses	16,454	11,304	7,335	6,486
Stock exchange listing fees	4,485	10,871	198	137
Investor relations expense	9,341	4,193	2,903	2,166
Other expenses	12,911	3,098	10,385	17,021
Total expenses before custodian fee credit and expense reimbursement	1,006,066	856,658	602,146	451,239
Custodian fee credit	(462)	(419)	(271)	(216)
Expense reimbursement	—	(3,973)	(17,536)	(14,590)
Net expenses	1,005,604	852,266	584,339	436,433
Net investment income (loss)	4,945,708	1,587,542	1,212,925	880,175
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(1,541)	36,149	(8,167)	(36,862)
Change in net unrealized appreciation (depreciation) of investments	7,586,723	3,274,995	2,181,487	1,441,884
Net realized and unrealized gain (loss)	7,585,182	3,311,144	2,173,320	1,405,022
Distributions to Auction Rate Preferred Shareholders
From net investment income	(94,728)	(5,801)	(14,168)	(12,644)
Decrease in net assets applicable to Common shares from distributions to Auction Rate Preferred shareholders	(94,728)	(5,801)	(14,168)	(12,644)
Net increase (decrease) in net assets applicable to Common shares from operations	$12,436,162	$4,892,885	$3,372,077	$2,272,553

See accompanying notes to financial statements.

60	Nuveen Investments

Statement of
Changes in Net Assets (Unaudited)

	Michigan Quality Income (NUM)		Michigan Premium Income (NMP)		Michigan Dividend Advantage (NZW)
	Six Months Ended 8/31/11	Year Ended 2/28/11	Six Months Ended 8/31/11	Year Ended 2/28/11	Six Months Ended 8/31/11	Year Ended 2/28/11
Operations
Net investment income (loss)	$5,397,426	$10,879,743	$3,500,606	$7,025,371	$714,044	$1,732,620
Net realized gain (loss) from investments	195,047	248,011	82,599	92,219	52,160	7,965
Change in net unrealized appreciation (depreciation) of investments	9,794,991	(8,256,526)	5,376,950	(4,081,282)	1,883,852	(1,457,657)
Distributions to Auction Rate Preferred Shareholders from net investment income	(113,035)	(363,829)	(75,543)	(224,505)	—	(46,443)
Net increase (decrease) in net assets applicable to Common shares from operations	15,274,429	2,507,399	8,884,612	2,811,803	2,650,056	236,485
Distributions to Common Shareholders
From net investment income	(4,853,976)	(9,571,838)	(3,171,556)	(6,243,504)	(825,341)	(1,633,328)
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(4,853,976)	(9,571,838)	(3,171,556)	(6,243,504)	(825,341)	(1,633,328)
Capital Share Transactions
Common shares:
Net proceeds from shares issued to shareholders due to reinvestment of distributions	—	—	—	—	—	—
Repurchased and retired	(44,268)	(43,408)	—	(105,018)	—	(20,395)
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	(44,268)	(43,408)	—	(105,018)	—	(20,395)
Net increase (decrease) in net assets applicable to Common shares	10,376,185	(7,107,847)	5,713,056	(3,536,719)	1,824,715	(1,417,238)
Net assets applicable to Common shares at the beginning of period	163,875,643	170,983,490	106,082,641	109,619,360	27,709,639	29,126,877
Net assets applicable to Common shares at the end of period	$174,251,828	$163,875,643	$111,795,697	$106,082,641	$29,534,354	$27,709,639
Undistributed (Over-distribution of) net investment income at the end of period	$3,424,431	$2,994,016	$2,118,696	$1,865,189	$298,636	$409,933

See accompanying notes to financial statements.

Nuveen Investments	61

Statement of
Changes in Net Assets (Unaudited) (continued)

	Ohio Quality Income (NUO)		Ohio Dividend Advantage (NXI)		Ohio Dividend Advantage 2 (NBJ)
	Six Months Ended 8/31/11	Year Ended 2/28/11	Six Months Ended 8/31/11	Year Ended 2/28/11	Six Months Ended 8/31/11	Year Ended 2/28/11
Operations
Net investment income (loss)	$4,945,708	$9,896,422	$1,587,542	$3,972,782	$1,212,925	$2,931,225
Net realized gain (loss) from investments	(1,541)	(1,695,269)	36,149	(759,748)	(8,167)	(317,234)
Change in net unrealized appreciation (depreciation) of investments	7,586,723	(6,159,347)	3,274,995	(3,186,614)	2,181,487	(2,015,524)
Distributions to Auction Rate Preferred Shareholders from net investment income	(94,728)	(304,704)	(5,801)	(107,603)	(14,168)	(90,237)
Net increase (decrease) in net assets applicable to Common shares from operations	12,436,162	1,737,102	4,892,885	(81,183)	3,372,077	508,230
Distributions to Common Shareholders
From net investment income	(4,389,058)	(8,744,701)	(1,872,541)	(3,699,495)	(1,311,409)	(2,613,100)
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(4,389,058)	(8,744,701)	(1,872,541)	(3,699,495)	(1,311,409)	(2,613,100)
Capital Share Transactions
Common shares:
Net proceeds from shares issued to shareholders due to reinvestment of distributions	—	123,278	—	40,145	—	13,809
Repurchased and retired	—	—	—	—	—	—
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	—	123,278	—	40,145	—	13,809
Net increase (decrease) in net assets applicable to Common shares	8,047,104	(6,884,321)	3,020,344	(3,740,533)	2,060,668	(2,091,061)
Net assets applicable to Common shares at the beginning of period	150,554,522	157,438,843	60,549,962	64,290,495	43,909,208	46,000,269
Net assets applicable to Common shares at the end of period	$158,601,626	$150,554,522	$63,570,306	$60,549,962	$45,969,876	$43,909,208
Undistributed (Over-distribution of) net investment income at the end of period	$3,223,599	$2,761,677	$743,510	$1,034,310	$654,319	$766,971

See accompanying notes to financial statements.

62	Nuveen Investments

	Ohio Dividend Advantage 3 (NVJ)
	Six Months Ended 8/31/11	Year Ended 2/28/11
Operations
Net investment income (loss)	$880,175	$2,177,014
Net realized gain (loss) from investments	(36,862)	(343,731)
Change in net unrealized appreciation (depreciation) of investments	1,441,884	(1,945,414)
Distributions to Auction Rate Preferred Shareholders from net investment income	(12,644)	(65,024)
Net increase (decrease) in net assets applicable to Common shares from operations	2,272,553	(177,155)
Distributions to Common Shareholders
From net investment income	(977,660)	(1,938,643)
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(977,660)	(1,938,643)
Capital Share Transactions
Common shares:
Net proceeds from shares issued to shareholders due to reinvestment of distributions	—	22,090
Repurchased and retired	—	—
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	—	22,090
Net increase (decrease) in net assets applicable to Common shares	1,294,893	(2,093,708)
Net assets applicable to Common shares at the beginning of period	30,967,975	33,061,683
Net assets applicable to Common shares at the end of period	$32,262,868	$30,967,975
Undistributed (Over-distribution of) net investment income at the end of period	$514,511	$624,640

See accompanying notes to financial statements.

Nuveen Investments	63

Statement of
Cash Flows
Six Months Ended August 31, 2011 (Unaudited)

	Michigan Quality Income (NUM )	Michigan Premium Income (NMP )	Michigan Dividend Advantage (NZW )
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$15,274,429	$8,884,612	$2,650,056
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(11,438,976)	(5,772,717)	(6,101,174)
Proceeds from sales and maturities of investments	13,203,570	7,387,285	6,723,033
Amortization (Accretion) of premiums and discounts, net	(243,976)	126,874	(4,187)
(Increase) Decrease in:
Receivable for interest	38,718	647	35,025
Receivable for investments sold	(2,050,154)	(3,000,154)	(1,215,191)
Other assets	(2,294)	2,536	196
Increase (Decrease) in:
Payable for interest	91,946	63,056	—
Payable for investments purchased	(1,600,956)	415,511	514,005
Payable for Auction Rate Preferred share dividends	(1,277)	(1,575)	(1,085)
Accrued management fees	19,293	11,888	3,142
Accrued other liabilities	(7,412)	(8,021)	9,700
Net realized (gain) loss from investments	(195,047)	(82,599)	(52,160)
Change in net unrealized (appreciation) depreciation of investments	(9,794,991)	(5,376,950)	(1,883,852)
Taxes paid on undistributed capital gains	—	—	—
Net cash provided by (used in) operating activities	3,292,873	2,650,393	677,508
Cash Flows from Financing Activities:
(Increase) Decrease in deferred offering costs	(458,906)	(130,708)	57,376
Increase (Decrease) in:
Cash overdraft balance	74,077	73,318	—
Payable for offering costs	178,000	133,359	(84)
ARPS, at liquidation value	(87,325,000)	(53,700,000)	—
MTP Shares, at liquidation value	—	—	—
VMTP Shares, at liquidation value	87,900,000	53,900,000	—
Cash distributions paid to Common shareholders	(4,853,552)	(3,170,567)	(825,668)
Cost of Common shares repurchased and retired	(44,268)	—	—
Net cash provided by (used in) financing activities	(4,529,649)	(2,894,598)	(768,376)
Net Increase (Decrease) in Cash	(1,236,776)	(244,205)	(90,868)
Cash at the beginning of period	1,236,776	244,205	162,977
Cash at the End of Period	$—	$—	$72,109

Supplemental Disclosure of Cash Flow Information
Cash paid for interest (excluding amortization of offering costs) was as follows:

Michigan Quality Income (NUM	)	Michigan Premium Income (NMP	)	Michigan Dividend Advantage (NZW	)
$65,270		$10,671		$190,649

See accompanying notes to financial statements.

64	Nuveen Investments

	Ohio Quality Income (NUO )	Ohio Dividend Advantage (NXI )	Ohio Dividend Advantage 2 (NBJ )	Ohio Dividend Advantage 3 (NVJ )
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$12,436,162	$4,892,885	$3,372,077	$2,272,553
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(9,305,096)	(8,051,705)	(5,774,143)	(4,863,808)
Proceeds from sales and maturities of investments	8,764,914	8,930,351	4,056,566	3,456,328
Amortization (Accretion) of premiums and discounts, net	(83,834)	(23,268)	13,252	(37,178)
(Increase) Decrease in:
Receivable for interest	(24,690)	73,481	38,186	(2,611)
Receivable for investments sold	100,000	25,000	45,000	(1,475,000)
Other assets	(1,663)	(3,167)	14,972	9,426
Increase (Decrease) in:
Payable for interest	76,883	28,647	47,478	36,171
Payable for investments purchased	28,756	—	—	—
Payable for Auction Rate Preferred share dividends	(1,907)	(454)	707	(792)
Accrued management fees	16,766	9,939	5,686	6,277
Accrued other liabilities	187	(4,028)	4,408	5,633
Net realized (gain) loss from investments	1,541	(36,149)	8,167	36,862
Change in net unrealized (appreciation) depreciation of investments	(7,586,723)	(3,274,995)	(2,181,487)	(1,441,884)
Taxes paid on undistributed capital gains	(924)	(906)	(187)	—
Net cash provided by (used in) operating activities	4,420,372	2,565,631	(349,318)	(1,998,023)
Cash Flows from Financing Activities:
(Increase) Decrease in deferred offering costs	(401,543)	(385,552)	(579,413)	(518,949)
Increase (Decrease) in:
Cash overdraft balance	—	—	—	194,414
Payable for offering costs	164,322	168,773	245,232	209,111
ARPS, at liquidation value	(73,000,000)	(12,500,000)	(21,600,000)	(15,500,000)
MTP Shares, at liquidation value	—	11,653,400	24,244,000	18,470,150
VMTP Shares, at liquidation value	73,500,000	—	—	—
Cash distributions paid to Common shareholders	(4,388,228)	(1,872,355)	(1,311,202)	(977,376)
Cost of Common shares repurchased and retired	—	—	—	—
Net cash provided by (used in) financing activities	(4,125,449)	(2,935,734)	998,617	1,877,350
Net Increase (Decrease) in Cash	294,923	(370,103)	649,299	(120,673)
Cash at the beginning of period	568,662	863,753	151,833	120,673
Cash at the End of Period	$863,585	$493,650	$801,132	$—

Supplemental Disclosure of Cash Flow Information
Cash paid for interest (excluding amortization of offering costs) was as follows:

Ohio Quality Income (NUO	)	Ohio Dividend Advantage (NXI	)	Ohio Dividend Advantage 2 (NBJ	)	Ohio Dividend Advantage 3 (NVJ	)
$40,677		$354,931		$181,752		$121,564

See accompanying notes to financial statements.

Nuveen Investments	65

Financial
Highlights (Unaudited)

Selected data for a Common share outstanding throughout each period:

		Investment Operations						Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss	)	Net Realized/ Unrealized Gain (Loss )	Distributions from Net Investment Income to Preferred Share- holders (a)	Distributions from Capital Gains to Preferred Share- holders (a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Discount from Common Shares Repurchased and Retired		Ending Common Share Net Asset Value	Ending Market Value
Michigan Quality Income (NUM)
Year Ended 2/28–2/29:
2012(g)	$14.18	$.47		$.86	$(.01)	$—	$1.32	$(.42)	$—	$(.42)	$—	**	$15.08	$13.76
2011	14.79	.94		(.69)	(.03)	—	.22	(.83)	—	(.83)	—	**	14.18	12.75
2010	13.55	.93		1.06	(.04)	—	1.95	(.73)	—	(.73)	.02		14.79	12.94
2009(f)	14.13	.54		(.60)	(.13)	—	(.19)	(.39)	—	(.39)	—		13.55	10.61
Year Ended 7/31:
2008	14.96	.93		(.71)	(.24)	(.04)	(.06)	(.67)	(.10)	(.77)	—		14.13	12.32
2007	15.17	.94		(.10)	(.25)	(.02)	.57	(.71)	(.07)	(.78)	—		14.96	14.16
2006	15.88	.96		(.52)	(.21)	(.02)	.21	(.81)	(.11)	(.92)	—		15.17	14.41

Michigan Premium Income (NMP)
Year Ended 2/28–2/29:
2012(g)	13.95	.46		.72	(.01)	—	1.17	(.42)	—	(.42)	—		14.70	13.38
2011	14.40	.92		(.52)	(.03)	—	.37	(.82)	—	(.82)	—	**	13.95	12.66
2010	13.26	.90		.97	(.04)	—	1.83	(.71)	—	(.71)	.02		14.40	12.50
2009(f)	13.87	.52		(.63)	(.12)	—	(.23)	(.38)	—	(.38)	—	**	13.26	10.44
Year Ended 7/31:
2008	14.65	.89		(.69)	(.23)	(.02)	(.05)	(.66)	(.07)	(.73)	—		13.87	12.38
2007	14.92	.90		(.12)	(.23)	(.02)	.53	(.71)	(.09)	(.80)	—		14.65	13.80
2006	15.55	.91		(.40)	(.18)	(.02)	.31	(.79)	(.15)	(.94)	—		14.92	14.27
(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation.

Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

66	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares(c)(d)
Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss	)	Portfolio Turnover Rate

11.34%	9.44%	$174,252	1.34	%*	6.38	%*	4%
4.69	1.39	163,876	1.18		6.37		6
29.40	14.83	170,983	1.24		6.50		9
(10.68)	(1.27)	158,717	1.33	*	6.93	*	3

(7.77)	(.43)	165,525	1.29		6.28		18
3.64	3.77	175,244	1.26		6.12		13
(2.28)	1.41	177,734	1.23		6.18		18

9.06	8.49	111,796	1.30	*	6.42	*	4
7.72	2.55	106,083	1.20		6.42		4
27.06	14.22	109,619	1.25		6.51		12
(12.57)	(1.62)	102,434	1.32	*	6.83	*	3

(5.09)	(.36)	107,488	1.38		6.16		20
2.16	3.59	113,558	1.38		5.97		15
(3.12)	2.06	115,611	1.20		6.02		6

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS and/or VMTP Shares, where applicable.

(d)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(e)
The expense ratios reflect, among other things, all interest expense and other costs related to VMTP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, both as described in Footnote 1 – General Information and Significant Accounting Policies, Variable MuniFund Term Preferred Shares and Inverse Floating Rate Securities, respectively, as follows:

Michigan Quality Income (NUM)
Year Ended 2/28–2/29:
2012(g)	.21	%*
2011	.02
2010	.02
2009(f)	—
Year Ended 7/31:
2008	.04
2007	.04
2006	—

Michigan Premium Income (NMP)
Year Ended 2/28–2/29:
2012(g)	.14	%*
2011	.02
2010	.02
2009(f)	—
Year Ended 7/31:
2008	.15
2007	.16
2006	.10

(f)	For the seven months ended February 28, 2009.
(g)	For the six months ended August 31, 2011.
*	Annualized.
**	Rounds to less than $.01 per share.

See accompanying notes to financial statements.

Nuveen Investments	67

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations							Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss	)	Net Realized/ Unrealized Gain (Loss )	Distributions from Net Investment Income to Preferred Share- holders (a)	Distributions from Capital Gains to Preferred Share- holders	(a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Discount from Common Shares Repurchased and Retired		Ending Common Share Net Asset Value	Ending Market Value
Michigan Dividend Advantage (NZW)
Year Ended 2/28–2/29:
2012(g)	$13.50	$.35		$.94	$—	$—		$1.29	$(.40)	$—	$(.40)	$—		$14.39	$13.08
2011	14.18	.84		(.70)	(.02)	—		.12	(.80)	—	(.80)	—	**	13.50	12.13
2010	12.69	.91		1.32	(.03)	—		2.20	(.72)	—	(.72)	.01		14.18	12.43
2009(f)	13.68	.54		(1.00)	(.13)	—	**	(.59)	(.39)	(.01)	(.40)	—		12.69	10.77
Year Ended 7/31:
2008	14.73	.94		(.95)	(.24)	(.02)		(.27)	(.71)	(.07)	(.78)	—		13.68	13.10
2007	14.94	.95		(.14)	(.24)	—	**	.57	(.77)	(.01)	(.78)	—		14.73	15.10
2006	15.44	.97		(.40)	(.20)	—		.37	(.87)	—	(.87)	—		14.94	15.81

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation.

Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

68	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)
Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss	)	Expenses	(e)	Net Investment Income (Loss	)	Portfolio Turnover Rate

11.27%	9.71%	$29,534	3.18	%*	4.90	%*	3.11	%*	4.98	%*	14%
3.72	.70	27,710	1.81		5.85		1.69		5.97		6
22.58	17.70	29,127	1.35		6.48		1.15		6.68		6
(14.48)	(4.20)	26,236	1.48	*	7.03	*	1.22	*	7.29	*	4

(8.10)	(1.95)	28,285	1.39		6.23		1.07		6.55		18
.46	3.79	30,439	1.38		5.89		.99		6.28		19
(.47)	2.46	30,823	1.31		5.92		.86		6.37		8

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS and/or MTP Shares, where applicable.

(d)
After expense reimbursement from the Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.

(e)
The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, both as described in Footnote 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares and Inverse Floating Rate Securities, respectively, as follows:

Michigan Dividend Advantage (NZW)
Year Ended 2/28–2/29:
2012(g)	1.73	%*
2011	.41
2010	.02
2009(f)	—
Year Ended 7/31:
2008	.05
2007	.03
2006	—

(f)	For the seven months ended February 28, 2009.
(g)	For the six months ended August 31, 2011.
*	Annualized.
**	Rounds to less than $.01 per share.

See accompanying notes to financial statements.

Nuveen Investments	69

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations						Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss	)	Net Realized/ Unrealized Gain (Loss )	Distributions from Net Investment Income to Preferred Share- holders (a)	Distributions from Capital Gains to Preferred Share- holders (a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Discount from Common Shares Repurchased and Retired		Ending Common Share Net Asset Value	Ending Market Value
Ohio Quality Income (NUO)
Year Ended 2/28–2/29:
2012(g)	$15.44	$.51		$.77	$(.01)	$—	$1.27	$(.45)	$—	$(.45)	$—		$16.26	$15.44
2011	16.15	1.01		(.79)	(.03)	—	.19	(.90)	—	(.90)	—		15.44	14.85
2010	14.56	1.01		1.42	(.04)	—	2.39	(.80)	—	(.80)	—		16.15	15.58
2009(f)	15.04	.56		(.52)	(.13)	—	(.09)	(.39)	—	(.39)	—		14.56	12.90
Year Ended 7/31:
2008	15.81	.95		(.71)	(.25)	(.02)	(.03)	(.67)	(.07)	(.74)	—		15.04	13.40
2007	16.01	.96		(.12)	(.26)	(.01)	.57	(.73)	(.04)	(.77)	—		15.81	14.43
2006	16.58	.98		(.42)	(.22)	(.01)	.33	(.85)	(.05)	(.90)	—		16.01	15.83

Ohio Dividend Advantage (NXI)
Year Ended 2/28–2/29:
2012(g)	14.26	.37		.78	— **	—	1.15	(.44)	—	(.44)	—		14.97	13.91
2011	15.15	.94		(.93)	(.03)	—	(.02)	(.87)	—	(.87)	—		14.26	13.30
2010	13.83	.96		1.17	(.04)	—	2.09	(.77)	—	(.77)	—	**	15.15	14.48
2009(f)	14.25	.54		(.46)	(.12)	—	(.04)	(.38)	—	(.38)	—		13.83	12.10
Year Ended 7/31:
2008	14.87	.93		(.55)	(.23)	(.03)	.12	(.65)	(.09)	(.74)	—		14.25	12.77
2007	15.02	.94		(.09)	(.24)	(.01)	.60	(.72)	(.03)	(.75)	—		14.87	14.39
2006	15.55	.96		(.40)	(.21)	—	.35	(.85)	(.03)	(.88)	—		15.02	15.05

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation.

Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

70	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)
Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss	)	Expenses	(e)	Net Investment Income (Loss	)	Portfolio Turnover Rate

7.12%	8.34%	$158,602	1.30	%*	6.39	%*	N/A		N/A		4%
.91	1.09	150,555	1.14		6.32		N/A		N/A		14
27.57	16.76	157,439	1.20		6.51		N/A		N/A		6
(0.71)	(0.49)	141,883	1.35	*	6.77	*	N/A		N/A		10

(2.18)	(.26)	146,617	1.42		6.08		N/A		N/A		14
(4.25)	3.56	154,052	1.29		5.94		N/A		N/A		15
(1.36)	2.10	156,026	1.20		6.05		N/A		N/A		9

7.97	8.19	63,570	2.75	*	5.09	*	2.74	%*	5.10	%*	9
(2.52)	(.23)	60,550	1.41		6.18		1.33		6.26		14
26.70	15.46	64,290	1.21		6.47		1.06		6.62		7
(2.08)	(0.15)	58,692	1.35	*	6.64	*	1.12	*	6.87	*	10

(6.21)	.83	60,475	1.39		6.06		1.12		6.33		17
.52	4.02	63,114	1.32		5.85		.97		6.20		14
(6.53)	2.32	63,735	1.21		5.85		.79		6.27		6

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS, MTP Shares and/or VMTP Shares, where applicable.

(d)
After expense reimbursement from the Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable. As of March 31, 2011, the Adviser is no longer reimbursing Ohio Dividend Advantage (NXI) for any fees and expenses.

(e)
The expense ratios reflect, among other things, all interest expense and other costs related to MTP and VMTP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, each as described in Footnote 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares, Variable MuniFund Term Preferred Shares and Inverse Floating Rate Securities, respectively, as follows:

Ohio Quality Income (NUO)
Year Ended 2/28–2/29:
2012(g)	.18	%*
2011	—
2010	—
2009(f)	.04	*
Year Ended 7/31:	—
2008	.16
2007	.10
2006	—

Ohio Dividend Advantage (NXI)
Year Ended 2/28–2/29:
2012(g)	1.55	*
2011	.19
2010	—
2009(f)	.04	*
Year Ended 7/31:
2008	.15
2007	.10
2006	—

(f)	For the seven months ended February 28, 2009.
(g)	For the six months ended August 31, 2011.
*	Annualized.
**	Rounds to less than $.01 per share.
N/A	Fund does not have a contractual reimbursement agreement with the Adviser.

See accompanying notes to financial statements.

Nuveen Investments	71

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations						Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss	)	Net Realized/ Unrealized Gain (Loss )	Distributions from Net Investment Income to Preferred Share- holders (a)	Distributions from Capital Gains to Preferred Share- holders (a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Discount from Common Shares Repurchased and Retired		Ending Common Share Net Asset Value	Ending Market Value
Ohio Dividend Advantage 2 (NBJ)
Year Ended 2/28–2/29:
2012(g)	$14.06	$.39		$.69	$— **	$—	$1.08	$(.42)	$—	$(.42)	$—		$14.72	$13.66
2011	14.74	.94		(.75)	(.03)	—	.16	(.84)	—	(.84)	—		14.06	13.01
2010	13.06	.93		1.53	(.04)	—	2.42	(.74)	—	(.74)	—		14.74	13.85
2009(f)	13.87	.54		(.84)	(.13)	—	(.43)	(.38)	—	(.38)	—		13.06	11.58
Year Ended 7/31:
2008	14.64	.93		(.73)	(.25)	(.02)	(.07)	(.64)	(.06)	(.70)	—		13.87	12.37
2007	14.81	.92		(.10)	(.25)	(.01)	.56	(.69)	(.04)	(.73)	—		14.64	13.80
2006	15.37	.93		(.41)	(.22)	(.01)	.29	(.80)	(.05)	(.85)	—		14.81	14.70

Ohio Dividend Advantage 3 (NVJ)
Year Ended 2/28–2/29:
2012(g)	14.35	.41		.65	(.01)	—	1.05	(.45)	—	(.45)	—		14.95	14.29
2011	15.33	1.01		(1.06)	(.03)	—	(.08)	(.90)	—	(.90)	—		14.35	13.72
2010	13.97	1.00		1.19	(.04)	—	2.15	(.79)	—	(.79)	—	**	15.33	15.20
2009(f)	14.33	.55		(.39)	(.12)	—	.04	(.40)	—	(.40)	—		13.97	11.95
Year Ended 7/31:
2008	14.92	.95		(.56)	(.23)	(.02)	.14	(.67)	(.06)	(.73)	—		14.33	12.91
2007	15.06	.96		(.08)	(.25)	(.01)	.62	(.72)	(.04)	(.76)	—		14.92	14.35
2006	15.57	.95		(.45)	(.22)	—	.28	(.79)	—	(.79)	—		15.06	14.75

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation.

Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

72	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)
Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss	)	Expenses	(e)	Net Investment Income (Loss	)	Portfolio Turnover Rate

8.33%	7.79%	$45,970	2.67	%*	5.29	%*	2.59	%*	5.37	%*	6%
(.37)	1.00	43,909	1.22		6.31		1.10		6.43		9
26.62	18.91	46,000	1.27		6.49		1.07		6.69		8
(3.09)	(3.01)	40,755	1.46	*	6.91	*	1.20	*	7.17	*	5

(5.46)	(.51)	43,286	1.46		6.10		1.14		6.41		16
(1.26)	3.80	45,694	1.41		5.76		1.02		6.15		14
.35	1.96	46,242	1.27		5.71		.81		6.16		8

7.55	7.45	32,263	2.84	*	5.44	*	2.75	*	5.54	*	7
(4.13)	(.66)	30,968	1.26		6.53		1.10		6.69		12
34.62	15.73	33,062	1.30		6.56		1.07		6.80		14
(4.29)	.36	30,127	1.46	*	6.63	*	1.15	*	6.93	*	9

(5.13)	.95	30,941	1.47		6.05		1.12		6.41		19
2.32	4.06	32,194	1.41		5.85		.99		6.27		19
(2.33)	1.87	32,506	1.28		5.76		.83		6.21		2

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS and/or MTP Shares, where applicable.

(d)
After expense reimbursement from the Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.

(e)
The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, both as described in Footnote 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares and Inverse Floating Rate Securities, respectively, as follows:

Ohio Dividend Advantage 2 (NBJ)
Year Ended 2/28–2/29:
2012(g)	1.40	%*
2011	—
2010	—
2009(f)	.04	*
Year Ended 7/31:
2008	.16
2007	.10
2006	—

Ohio Dividend Advantage 3 (NVJ)
Year Ended 2/28–2/29:
2012(g)	1.44	*
2011	—
2010	—
2009(f)	.04	*
Year Ended 7/31:
2008	.15
2007	.10
2006	—

(f)	For the seven months ended February 28, 2009.
(g)	For the six months ended August 31, 2011.
*	Annualized.
**	Rounds to less than $.01 per share.

See accompanying notes to financial statements.

Nuveen Investments	73

Financial
Highlights (Unaudited) (continued)

	ARPS at the End of Period			VMTP Shares at the End of Period
	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share
Michigan Quality Income (NUM)
Year Ended 2/28–2/29:
2012(g)	$—	$—	$—	$87,900	$100,000	$298,239
2011	87,325	25,000	71,915	—	—	—
2010	87,325	25,000	73,950	—	—	—
2009(f)	90,900	25,000	68,651	—	—	—
Year Ended 7/31:
2008	94,000	25,000	69,023	—	—	—
2007	94,000	25,000	71,607	—	—	—
2006	94,000	25,000	72,270	—	—	—

Michigan Premium Income (NMP)
Year Ended 2/28–2/29:
2012(g)	—	—	—	53,900	100,000	307,413
2011	53,700	25,000	74,387	—	—	—
2010	53,700	25,000	76,033	—	—	—
2009(f)	56,000	25,000	70,730	—	—	—
Year Ended 7/31:
2008	56,000	25,000	72,986	—	—	—
2007	56,000	25,000	75,695	—	—	—
2006	56,000	25,000	76,612	—	—	—

(f)	For the seven months ended February 28, 2011.
(g)	For the six months ended August 31, 2011.

74	Nuveen Investments

	ARPS at the End of Period			MTP Shares at the End of Period (h)
	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share
Michigan Dividend Advantage (NZW)
Year Ended 2/28–2/29:
2012(g)	$—	$—	$—	$16,313	$10	$28.10
2011	—	—	—	16,313	10	26.99
2010	14,275	25,000	76,010	—	—	—
2009(f)	14,925	25,000	68,946	—	—	—
Year Ended 7/31:
2008	16,000	25,000	69,195	—	—	—
2007	16,000	25,000	72,561	—	—	—
2006	16,000	25,000	73,161	—	—	—

(f)	For the seven months ended February 28, 2011.
(g)	For the six months ended August 31, 2011.
(h)	The Ending and Average Market Value Per Share for each Series of the Fund’s MTP Shares were as follows:

	Series	Ending Market Value Per Share	Average Market Value Per Share
Michigan Dividend Advantage (NZW)
Year Ended 2/28–2/29:
2012(g)	2015	$9.98	$9.86
2011	2015	9.73	9.82	^
2010	—	—	—
2009(f)	—	—	—
Year Ended 7/31:
2008	—	—	—
2007	—	—	—
2006	—	—	—

^	For the period November 15, 2010 (first issuance date of shares) through February 28, 2011.

See accompanying notes to financial statements.

Nuveen Investments	75

Financial
Highlights (Unaudited) (continued)

	ARPS at the End of Period			MTP Shares at the End of Period (h)			VMTP Shares at the End of Period			ARPS and MTP Shares at the End of Period
	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Asset Coverage Per $1 Liquidation Preference
Ohio Quality Income (NUO)
Year Ended 2/28–2/29:
2012(g)	$—	$—	$—	$—	$—	$—	$73,500	$100,000	$315,785	$—
2011	73,000	25,000	76,560	—	—	—	—	—	—	—
2010	73,000	25,000	78,917	—	—	—	—	—	—	—
2009(f)	77,000	25,000	71,066	—	—	—	—	—	—	—
Year Ended 7/31:
2008	77,000	25,000	72,603	—	—	—	—	—	—	—
2007	77,000	25,000	75,017	—	—	—	—	—	—	—
2006	77,000	25,000	75,658	—	—	—	—	—	—	—

Ohio Dividend Advantage (NXI)
Year Ended 2/28–2/29:
2012(g)	—	—	—	31,103	10	30.44	—	—	—	—
2011	12,500	25,000	72,379	19,450	10	28.95	—	—	—	2.90
2010	29,000	25,000	80,423	—	—	—	—	—	—	—
2009(f)	31,000	25,000	72,332	—	—	—	—	—	—	—
Year Ended 7/31:
2008	31,000	25,000	73,770	—	—	—	—	—	—	—
2007	31,000	25,000	75,898	—	—	—	—	—	—	—
2006	31,000	25,000	76,400	—	—	—	—	—	—	—

(f)	For the seven months ended February 28, 2011.
(g)	For the six months ended August 31, 2011.
(h)	The Ending and Average Market Value Per Share for each Series of the Fund’s MTP Shares were as follows:

	Series	Ending Market Value Per Share	Average Market Value Per Share		Series	Ending Market Value Per Share	Average Market Value Per Share
Ohio Dividend Advantage (NXI)
Year Ended 2/28–2/29:
2012(g)	2015	$10.10	$9.96		2016	$10.18	$10.09	^^
2011	2015	9.78	9.85	^	—	—	—
2010	—	—	—		—	—	—
2009(f)	—	—	—		—	—	—
Year Ended 7/31:
2008	—	—	—		—	—	—
2007	—	—	—		—	—	—
2006	—	—	—		—	—	—

^	For the period November 22, 2010 (first issuance date of shares) through February 28, 2011.
^^	For the period March 18, 2011 (first issuance date of shares) through August 31, 2011.

76	Nuveen Investments

	ARPS at the End of Period			MTP Shares at the End of Period (h)
	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share
Ohio Dividend Advantage 2 (NBJ)
Year Ended 2/28–2/29:
2012(g)	$—	$—	$—	$24,244	$10.00	$28.96
2011	21,600	25,000	75,821	—	—	—
2010	21,600	25,000	78,241	—	—	—
2009(f)	23,100	25,000	69,107	—	—	—
Year Ended 7/31-2/29:
2008	24,000	25,000	70,090	—	—	—
2007	24,000	25,000	72,598	—	—	—
2006	24,000	25,000	73,169	—	—	—

Ohio Dividend Advantage 3 (NVJ)
Year Ended 2/28–2/29:
2012(g)	—	—	—	18,470	10.00	27.47
2011	15,500	25,000	74,948	—	—	—
2010	15,500	25,000	78,325	—	—	—
2009(f)	16,500	25,000	70,647	—	—	—
Year Ended 7/31:
2008	16,500	25,000	71,881	—	—	—
2007	16,500	25,000	73,778	—	—	—
2006	16,500	25,000	74,252	—	—	—
(f)	For the seven months ended February 28, 2011.
(g)	For the six months ended August 31, 2011.
(h)	The Ending and Average Market Value Per Share for each Series of the Fund’s MTP Shares were as follows:

		Ending	Average
		Market Value	Market Value
	Series	Per Share	Per Share
Ohio Dividend Advantage 2 (NBJ)
Year Ended 2/28–2/29:
2012(g)	2014	$10.31	$10.09	Ω
2011	—	—	—
2010	—	—	—
2009(f)	—	—	—
Year Ended 7/31:
2008	—	—	—
2007	—	—	—
2006	—	—	—

Ohio Dividend Advantage 3 (NVJ)
Year Ended 2/28–2/29:
2012(g)	2014	10.04	10.26	ΩΩ
2011	—	—	—
2010	—	—	—
2009(f)	—	—	—
Year Ended 7/31:
2008	—	—	—
2007	—	—	—
2006	—	—	—

Ω	For the period April 5, 2011 (first issuance date of shares) through August 31, 2011.
ΩΩ	For the period April 19, 2011 (first issuance date of shares) through August 31, 2011.

See accompanying notes to financial statements.

Nuveen Investments	77

Notes to
Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information
The funds covered in this report and their corresponding Common share stock exchange symbols are Nuveen Michigan Quality Income Municipal Fund, Inc. (NUM), Nuveen Michigan Premium Income Municipal Fund, Inc. (NMP), Nuveen Michigan Dividend Advantage Municipal Fund (NZW), Nuveen Ohio Quality Income Municipal Fund, Inc. (NUO), Nuveen Ohio Dividend Advantage Municipal Fund (NXI), Nuveen Ohio Dividend Advantage Municipal Fund 2 (NBJ) and Nuveen Ohio Dividend Advantage Municipal Fund 3 (NVJ) (each a "Fund" and collectively, the "Funds"). Common shares of Michigan Quality Income (NUM), Michigan Premium Income (NMP) and Ohio Quality Income (NUO) are traded on the New York Stock Exchange ("NYSE") while Common shares of Michigan Dividend Advantage (NZW), Ohio Dividend Advantage (NXI), Ohio Dividend Advantage 2 (NBJ) and Ohio Dividend Advantage 3 (NVJ) are traded on the NYSE Amex. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes by investing primarily in a portfolio of municipal obligations issued by state and local government authorities within a single state or certain U.S. territories.

Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles ("U.S. GAAP").

Investment Valuation
Prices of municipal bonds are provided by a pricing service approved by the Funds’ Board of Directors/Trustees. These securities are generally classified as Level 2 for fair value measurement purposes. When price quotes are not readily available (which is usually the case for municipal bonds) the pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer, or market activity, provided by Nuveen Fund Advisors, Inc. (the "Adviser"), a wholly-owned subsidiary of Nuveen Investments, Inc. ("Nuveen"). These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds’ Board of Directors/Trustees or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for them in a current sale. A variety of factors may be considered in determining the fair value of these securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds’ Board of Directors/Trustees or its designee.

Refer to Footnote 2 – Fair Value Measurements for further details on the leveling of securities held by the Funds as of the end of the reporting period.

78	Nuveen Investments

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At August 31, 2011, Michigan Quality Income (NUM), Michigan Premium Income (NMP) and Michigan Dividend Advantage (NZW) had outstanding when-issued/delayed delivery purchase commitments of $531,920, $1,255,331 and $838,380, respectively. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income
Investment income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Common Shareholders
Dividends from net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Auction Rate Preferred Shares
Each Fund is authorized to issue Auction Rate Preferred Shares ("ARPS"). As of February 28, 2011, Michigan Dividend Advantage (NZW) redeemed all of its outstanding ARPS at liquidation value. During the six months ended August 31, 2011, each Fund, with the exception of Michigan Dividend Advantage (NZW), had issued and outstanding ARPS, $25,000 stated value per share, which approximates market value, as a means of effecting financial leverage. Each Fund’s ARPS were issued in one or more Series.The dividend rate paid by the Funds on each Series was determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and was payable at the end of each rate period.

Beginning in February 2008, more shares for sale were submitted in the regularly scheduled auctions for the ARPS issued by the Funds than there were offers to buy. This meant that these auctions "failed to clear," and that many ARPS shareholders who wanted to sell their shares in these auctions were unable to do so. ARPS shareholders unable to sell their shares received distributions at the "maximum rate" applicable to failed auctions as calculated in accordance with the pre-established terms of the ARPS. As of August 31, 2011, each Fund redeemed all of their outstanding ARPS, at liquidation value, as follows:

	Michigan Quality Income (NUM	)	Michigan Premium Income (NMP	)	Michigan Dividend Advantage (NZW	)
ARPS redeemed, at liquidation value	$94,000,000		$56,000,000		$16,000,000

Nuveen Investments	79

Notes to
Financial Statements (Unaudited) (continued)

	Ohio Quality Income (NUO	)	Ohio Dividend Advantage (NXI	)	Ohio Dividend Advantage 2 (NBJ	)	Ohio Dividend Advantage 3 (NVJ	)
ARPS redeemed, at liquidation value	$77,000,000		$31,000,000		$24,000,000		$16,500,000

During the current reporting period, Nuveen Investments, LLC, known as Nuveen Securities, LLC, effective April 30, 2011, ("Nuveen Securities") entered into a settlement with the Financial Industry Regulatory Authority ("FINRA") with respect to certain allegations regarding Nuveen-sponsored closed-end fund ARPS marketing brochures. As part of this settlement, Nuveen Securities neither admitted to nor denied FINRA’s allegations. Nuveen Securities is the broker-dealer subsidiary of Nuveen.

The settlement with FINRA concludes an investigation that followed the widespread failure of auctions for ARPS and other auction rate securities, which generally began in mid-February 2008. In the settlement, FINRA alleged that certain marketing materials provided by Nuveen Securities were false and misleading. Nuveen Securities agreed to a censure and the payment of a $3 million fine.

MuniFund Term Preferred Shares
The following Funds have issued and outstanding MuniFund Term Preferred ("MTP") Shares, with a $10 stated value per share. Proceeds from the issuance of MTP Shares, net of offering expenses, were used to redeem all, or a portion of, each Fund’s outstanding ARPS. Each Fund’s MTP Shares are issued in one or more Series. Dividends, which are recognized as interest expense for financial reporting purposes, are paid monthly at a fixed annual rate, subject to adjustments in certain circumstances. The MTP Shares trade on the NYSE. As of August 31, 2011, the number of MTP Shares outstanding, annual interest rate and NYSE "ticker" symbol for each Fund’s series of MTP Shares are as follows:

	Michigan Dividend Advantage (NZW)			Ohio Dividend Advantage (NXI)
	Shares Outstanding	Annual Interest Rate	NYSE Ticker	Shares Outstanding	Annual Interest Rate	NYSE Ticker
Series 2015	1,631,300	2.30%	NZW Pr C	1,945,000	2.35%	NXI Pr C
Series 2016	—	—	—	1,165,340	2.95	NXI Pr D

	Ohio Dividend Advantage 2 (NBJ)			Ohio Dividend Advantage 3 (NVJ)
	Shares Outstanding	Annual Interest Rate	NYSE Ticker	Shares Outstanding	Annual Interest Rate	NYSE Ticker
Series 2014	2,424,400	2.35%	NBJ Pr A	1,847,015	2.35%	NVJ Pr A

Each Fund is obligated to redeem its MTP Shares by the date as specified in its offering document ("Term Redemption Date"), unless earlier redeemed or repurchased by the Fund. MTP Shares are subject to optional and mandatory redemption in certain circumstances. MTP Shares will be subject to redemption at the option of each Fund ("Optional Redemption Date"), subject to a payment of premium for one year following the Optional Redemption Date ("Premium Expiration Date"), and at par thereafter. MTP Shares also will be subject to redemption, at the option of each Fund, at par in the event of certain changes in the credit rating of the MTP Shares. Each Fund may be obligated to redeem certain of the MTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. The Term Redemption Date, Optional Redemption Date and Premium Expiration Date for each Fund’s series of MTP Shares are as follows:

	Michigan Dividend Advantage (NZW	)	Ohio Dividend Advantage (NXI	)	Ohio Dividend Advantage (NXI	)	Ohio Dividend Advantage 2 (NBJ	)	Ohio Dividend Advantage 3 (NVJ	)
	Series 2015		Series 2015		Series 2016		Series 2014		Series 2014
Term Redemption Date	December 1, 2015		December 1, 2015		April 1, 2016		May 1, 2014		May 1, 2014
Optional Redemption Date	December 1, 2011		December 1, 2011		April 1, 2012		April 1, 2012		May 1, 2012
Premium Expiration Date	November 30, 2012		November 30, 2012		March 31, 2013		March 31, 2013		April 30, 2013

The average liquidation value of all MTP Shares outstanding for each Fund during the six months ended August 31, 2011, was as follows:

	Michigan Dividend Advantage (NZW	)	Ohio Dividend Advantage (NXI	)	Ohio Dividend Advantage 2 (NBJ	)*	Ohio Dividend Advantage 3 (NVJ	)**
Average liquidation value of MTP Shares outstanding	$16,313,000		$29,986,424		$23,891,059		$18,309,540

*	For the period April 5, 2011 (first issuance date of shares) through August 31, 2011.
**	For the period April 19, 2011 (first issuance date of shares) through August 31, 2011.

80	Nuveen Investments

For financial reporting purposes only, the liquidation value of MTP Shares is recorded as a liability on the Statement of Assets and Liabilities. Unpaid dividends on MTP Shares are recognized as a component of "Interest payable" on the Statement of Assets and Liabilities. Dividends paid on MTP Shares are recognized as a component of "Interest expense and amortization of offering costs" on the Statement of Operations.

Net amounts earned by Nuveen as underwriter of each Fund’s MTP Share offering were recorded as reductions of offering costs recognized by the Funds. For the six months ended August 31, 2011, the amounts earned by Nuveen for each Fund were as follows:

	Michigan Dividend Advantage (NZW	)	Ohio Dividend Advantage (NXI	)	Ohio Dividend Advantage 2 (NBJ	)	Ohio Dividend Advantage 3 (NVJ	)
Net amounts earned by Nuveen	$—		$482		$1,717		$1,209

Variable Rate MuniFund Term Preferred Shares
The following Funds have issued and outstanding Variable Rate MuniFund Term Preferred ("VMTP") Shares, with a $100,000 liquidation value per share. Each Fund issued its VMTP Shares in a privately negotiated offering in July 2011. Proceeds from the issuance of VMTP Shares, net of offering expenses, were used to redeem each Fund’s outstanding ARPS. Each Fund’s VMTP Shares were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933. As of August 31, 2011, the number of VMTP Shares outstanding for each Fund are as follows:

	Michigan Quality Income (NUM	)	Michigan Premium Income (NMP	)	Ohio Quality Income (NUO	)
Series 2014	$87,900,000		$53,900,000		$73,500,000

Each Fund is obligated to redeem its VMTP Shares by the date as specified in its offering document ("Term Redemption Date"), unless earlier redeemed or repurchased by the Fund. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The VMTP Shares are subject to redemption at the option of each Fund ("Optional Redemption Date"), subject to payment of premium for one year following the Optional Redemption Date ("Premium Expiration Date"), and at par thereafter. Each Fund may be obligated to redeem certain of the VMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. The Term Redemption Date, Optional Redemption Date and Premium Expiration Date for each Fund’s VMTP Shares are as follows:

	Michigan Quality Income (NUM	)	Michigan Premium Income (NMP	)	Ohio Quality Income (NUO	)
Term Redemption Date	August 1, 2014		August 1, 2014		August 1, 2014
Optional Redemption Date	August 1, 2012		August 1, 2012		August 1, 2012
Premium Expiration Date	July 31, 2012		July 31, 2012		July 31, 2012

The average liquidation value of VMTP Shares outstanding and average annualized dividend rate of VMTP Shares for each Fund during the six months ended August 31, 2011, were as follows:

	Michigan Quality Income (NUM	)*	Michigan Premium Income (NMP	)**	Ohio Quality Income (NUO	)*
Average liquidation value of VMTP Shares outstanding	$87,900,000		$53,900,000		$73,500,000
Average annualized dividend rate	1.19%		1.22%		1.19%

*	For the period July 14, 2011 (issuance date of shares) through August 31, 2011.
**	For the period July 28, 2011 (issuance date of shares) through August 31, 2011.

Dividends on MTP shares (which are treated as interest payments for financial reporting purposes) are set weekly.

For financial reporting purposes only, the liquidation value of VMTP Shares is recorded as a liability on the Statement of Assets and Liabilities. Unpaid dividends on VMTP Shares are recognized as a component of "Interest payable" on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of "Interest expense and amortization of offering costs" on the Statement of Operations.

Nuveen Investments	81

Notes to
Financial Statements (Unaudited) (continued)

Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an "inverse floater") that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an "externally-deposited inverse floater"), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a "self-deposited inverse floater"). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as "(IF) – Inverse floating rate investment." An investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as "(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction," with the Fund accounting for the short-term floating rate certificates issued by the trust as "Floating rate obligations" on the Statement of Assets and Liabilities. In addition, the Fund reflects in "Investment Income" the entire earnings of the underlying bond and related interest paid to the holders of the short-term floating rate certificates as a component of "Interest expense and amortization of offering costs" on the Statement of Operations.

During the six months ended August 31, 2011, each Fund invested in externally-deposited inverse floaters and/or self-deposited inverse floaters.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a "recourse trust" or "credit recovery swap") (such agreements referred to herein as "Recourse Trusts") with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund’s inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as "Unrealized depreciation on Recourse Trusts" on the Statement of Assets and Liabilities.

At August 31, 2011, each Fund’s maximum exposure to externally-deposited Recourse Trusts is as follows:

	Michigan Quality Income (NUM	)	Michigan Premium Income (NMP	)	Michigan Dividend Advantage (NZW	)	Ohio Quality Income (NUO	)	Ohio Dividend Advantage (NXI	)	Ohio Dividend Advantage 2 (NBJ	)	Ohio Dividend Advantage 3 (NVJ	)
Maximum exposure to Recourse Trusts	$4,200,000		$3,180,000		$1,050,000		$2,400,000		$1,280,000		$480,000		$320,000

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended August 31, 2011, were as follows:

	Michigan Quality Income (NUM	)	Michigan Premium Income (NMP	)	Michigan Dividend Advantage (NZW	)
Average floating rate obligations outstanding	$3,630,000		$2,330,000		$665,000
Average annual interest rate and fees	0.91%		0.91%		0.91%

Derivative Financial Instruments
Each Fund is authorized to invest in certain derivative instruments, including foreign currency forwards futures, options and swap contracts. Although the Funds are authorized to invest in such derivative instruments, and may do so in the future, they did not make any such investments during the six months ended August 31, 2011.

82	Nuveen Investments

Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts, when applicable, expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange’s clearinghouse, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

Zero Coupon Securities
Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Offering Costs
Costs incurred by the Funds in connection with their offerings of MTP Shares or VMTP Shares were recorded as a deferred charge, which will be amortized over the life of the shares. Each Fund’s amortized deferred charges are recognized as a component of "Interest expense and amortization of offering costs" on the Statement of Operations. As of August 31, 2011, each Fund’s offering costs incurred were as follows:

	Michigan Dividend Advantage (NZW	)	Ohio Dividend Advantage (NXI	)	Ohio Dividend Advantage 2 (NBJ	)	Ohio Dividend Advantage3 (NVJ	)
MTP Shares offering costs	$574,695		$1,020,660		$643,050		$560,763

	Michigan Quality Income (NUM	)	Michigan Premium Income (NMP	)	Ohio Quality Income (NUO	)
VMTP Shares offering costs	$480,000		$135,000		$420,000

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications
Under the Funds’ organizational documents, their officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

Nuveen Investments	83

Notes to
Financial Statements (Unaudited) (continued)

2. Fair Value Measurements
Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of August 31, 2011:

Michigan Quality Income (NUM)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$261,275,277	$—	$261,275,277

Michigan Premium Income (NMP)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$164,387,352	$—	$164,387,352

Michigan Dividend Advantage (NZW)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$45,345,881	$—	$45,345,881

Ohio Quality Income (NUO)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$228,972,867	$—	$228,972,867

Ohio Dividend Advantage (NXI)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$92,647,362	$126,210	$92,773,572

Ohio Dividend Advantage 2 (NBJ)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$68,308,034	$90,150	$68,398,184

Ohio Dividend Advantage 3 (NVJ)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$48,590,439	$72,120	$48,662,559

84	Nuveen Investments

The following is a reconciliation of each Fund’s Level 3 investments held at the beginning and end of the measurement period:

	Ohio Dividend Advantage (NXI )	Ohio Dividend Advantage 2 (NBJ )	Ohio Dividend Advantage 3 (NVJ )
	Level 3 Municipal Bonds	Level 3 Municipal Bonds	Level 3 Municipal Bonds
Balance at the beginning of period	$127,750	$91,250	$73,000
Gains (losses):
Net realized gains (losses)	—	—	—
Net change in unrealized appreciation (depreciation)	(1,540)	(1,100)	(880)
Purchases at cost	—	—	—
Sales at proceeds	—	—	—
Net discounts (premiums)	—	—	—
Transfers in to	—	—	—
Transfers out of	—	—	—
Balance at the end of period	$126,210	$90,150	$72,120
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held at the end of period	$(1,540)	$(1,100)	$(880)

During the six months ended August 31, 2011, the Funds recognized no significant transfers to or from Level 1, Level 2 or Level 3.

3. Derivative Instruments and Hedging Activities
The Funds record derivative instruments at fair value with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. The Funds did not invest in derivative instruments during the six months ended August 31, 2011.

4. Fund Shares

Common Shares
Transactions in Common shares were as follows:

	Michigan Quality Income (NUM)		Michigan Premium Income (NMP)		Michigan Dividend Advantage (NZW)
	Six Months Ended 8/31/11	Year Ended 2/28/11	Six Months Ended 8/31/11	Year Ended 2/28/11	Six Months Ended 8/31/11	Year Ended 2/28/11
Common shares:
Issued to shareholders due to reinvestment of distributions	—	—	—	—	—	—
Repurchased and retired	(3,400)	(3,400)	—	(8,300)	—	(1,700)
Weighted average Common share:
Price per share repurchased and retired	$13.00	$12.75	$—	$12.63	$—	$11.98
Discount per share repurchased and retired	14.30%	13.81%	—%	12.55%	—%	11.21%

	Ohio Quality Income (NUO)		Ohio Dividend Advantage (NXI)
	Six Months Ended 8/31/11	Year Ended 2/28/11	Six Months Ended 8/31/11	Year Ended 2/28/11
Common shares:
Issued to shareholders due to reinvestment of distributions	—	7,425	—	2,631
Repurchased and retired	—	—	—	—
Weighted average Common share:
Price per share repurchased and retired	$—	$—	$—	$—
Discount per share repurchased and retired	—%	—%	—%	—%

Nuveen Investments	85

Notes to
Financial Statements (Unaudited) (continued)

	Ohio Dividend Advantage 2 (NBJ)		Ohio Dividend Advantage 3 (NVJ)
	Six Months Ended 8/31/11	Year Ended 2/28/11	Six Months Ended 8/31/11	Year Ended 2/28/11
Common shares:
Issued to shareholders due to
reinvestment of distributions	—	926	—	1,431
Repurchased and retired	—	—	—	—
Weighted average Common share:
Price per share repurchased and retired	$—	$—	$—	$—
Discount per share repurchased and retired	—%	—%	—%	—%

Preferred Shares
Transactions in ARPS were as follows:

	Michigan Quality Income (NUM)
	Six Months Ended 8/31/11		Year Ended 2/28/11
	Shares	Amount	Shares	Amount
ARPS redeemed and/or noticed for redemption:
Series TH	2,972	$74,300,000	—	$—
Series F	521	13,025,000	—	—
Total	3,493	$87,325,000	—	$—

	Michigan Premium Income (NMP)
	Six Months Ended 8/31/11		Year Ended 2/28/11
	Shares	Amount	Shares	Amount
ARPS redeemed and/or noticed for redemption:
Series M	805	$20,125,000	—	$—
Series TH	1,343	33,575,000	—	—
Total	2,148	$53,700,000	—	$—

	Michigan Dividend Advantage (NZW)
	Six Months Ended 8/31/11		Year Ended 2/28/11
	Shares	Amount	Shares	Amount
ARPS redeemed and/or noticed for redemption:
Series W	N/A	N/A	571	$14,275,000

	Ohio Quality Income (NUO)
	Six Months Ended 8/31/11		Year Ended 2/28/11
	Shares	Amount	Shares	Amount
ARPS redeemed and/or noticed for redemption:
Series M	645	$16,125,000	—	$—
Series TH	1,327	33,175,000	—	—
Series TH2	948	23,700,000	—	—
Total	2,920	$73,000,000	—	$—

N/A – As of February 28, 2011, Michigan Dividend Advantage (NZW) redeemed all of its outstanding ARPS at liquidation value.

86	Nuveen Investments

	Ohio Dividend Advantage (NXI)
	Six Months Ended 8/31/11		Year Ended 2/28/11
	Shares	Amount	Shares	Amount
ARPS redeemed and/or noticed for redemption:
Series W	500	$12,500,000	660	$16,500,000

	Ohio Dividend Advantage 2 (NBJ)
	Six Months Ended 8/31/11		Year Ended 2/28/11
	Shares	Amount	Shares	Amount
ARPS redeemed and/or noticed for redemption:
Series F	864	$21,600,000	—	$—

	Ohio Dividend Advantage 3 (NVJ)
	Six Months Ended 8/31/11		Year Ended 2/28/11
	Shares	Amount	Shares	Amount
ARPS redeemed and/or noticed for redemption:
Series T	620	$15,500,000	—	$—

Transactions in MTP Shares were as follows:

	Michigan Dividend Advantage (NZW)				Ohio Dividend Advantage (NXI)
	Six Months Ended 8/31/11		Year Ended 2/28/11		Six Months Ended 8/31/11		Year Ended 2/28/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
MTP Shares issued:
Series 2015	—	$—	1,631,300	$16,313,000	—	$—	1,945,000	$19,450,000
Series 2016	—	—	—	—	1,165,340	11,653,400	—	—
Total	—	$—	1,631,300	$16,313,000	1,165,340	$11,653,400	1,945,000	$19,450,000

	Ohio Dividend Advantage 2 (NBJ)				Ohio Dividend Advantage 3 (NVJ)
	Six Months Ended 8/31/11		Year Ended 2/28/11		Six Months Ended 8/31/11		Year Ended 2/28/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
MTP Shares issued:
Series 2014	2,424,400	$24,244,000	—	$—	1,847,015	$18,470,150	—	$—

Transactions in VMTP Shares were as follows:

	Michigan Quality Income (NUM)				Michigan Premium Income (NMP)
	Six Months Ended 8/31/11		Year Ended 2/28/11		Six Months Ended 8/31/11		Year Ended 2/28/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
VMTP Shares issued:
Series 2014	879	$87,900,000	—	$—	539	$53,900,000	—	$—

Nuveen Investments	87

Notes to
Financial Statements (Unaudited) (continued)

	Ohio Quality Income (NUO)
	Six Months Ended 8/31/11		Year Ended 2/28/11
	Shares	Amount	Shares	Amount
VMTP Shares issued:
Series 2014	735	$73,500,000	—	$—

5. Investment Transactions
Purchases and sales (including maturities but excluding short-term investments, where applicable) during the six months ended August 31, 2011, were as follows:

	Michigan Quality Income (NUM	)	Michigan Premium Income (NMP	)	Michigan Dividend Advantage (NZW	)
Purchases	$11,438,976		$5,772,717		$6,101,174
Sales and maturities	13,203,570		7,387,285		6,723,033

	Ohio Quality Income (NUO	)	Ohio Dividend Advantage (NXI	)	Ohio Dividend Advantage 2 (NBJ	)	Ohio Dividend Advantage 3 (NVJ	)
Purchases	$9,305,096		$8,051,705		$5,774,143		$4,863,808
Sales and maturities	8,764,914		8,930,351		4,056,566		3,456,328

6. Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At August 31, 2011, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

	Michigan Quality Income (NUM	)	Michigan Premium Income (NMP	)	Michigan Dividend Advantage (NZW	)
Cost of investments	$246,214,773		$157,371,484		$43,279,349
Gross unrealized:
Appreciation	$12,659,937		$5,256,581		$1,733,253
Depreciation	(1,229,395)		(570,835)		(331,650)
Net unrealized appreciation (depreciation) of investments	$11,430,542		$4,685,746		$1,401,603

	Ohio Quality Income (NUO	)	Ohio Dividend Advantage (NXI	)	Ohio Dividend Advantage 2 (NBJ	)	Ohio Dividend Advantage 3 (NVJ	)
Cost of investments	$218,357,791		$89,539,768		$66,311,627		$46,815,334
Gross unrealized:
Appreciation	$11,670,963		$4,292,049		$2,732,341		$2,361,760
Depreciation	(1,055,887)		(1,058,245)		(645,784)		(514,535)
Net unrealized appreciation (depreciation) of investments	$10,615,076		$3,233,804		$2,086,557		$1,847,225

88	Nuveen Investments

Permanent differences, primarily due to federal taxes paid, taxable market discount, nondeductible offering costs and distribution character reclassifications, resulted in reclassifications among the Funds’ components of Common share net assets at February 28, 2011, the Funds’ last tax year end, as follows:

	Michigan Quality Income (NUM	)	Michigan Premium Income (NMP	)	Michigan Dividend Advantage (NZW	)
Paid-in surplus	$814		$150		$(32,097)
Undistributed (Over-distribution of) net investment income	(2,812)		(269)		29,913
Accumulated net realized gain (loss)	1,998		119		2,184

	Ohio Quality Income (NUO	)	Ohio Dividend Advantage (NXI )	Ohio Dividend Advantage 2 (NBJ	)	Ohio Dividend Advantage 3 (NVJ	)
Paid-in surplus	$42,945		$32,755	$20,625		$4,673
Undistributed (Over-distribution of) net investment income	(66,479)		(32,495)	(27,283)		(8,500)
Accumulated net realized gain (loss)	23,534		(260)	6,658		3,827

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at February 28, 2011, the Funds’ last tax year end, were as follows:

	Michigan Quality Income (NUM	)	Michigan Premium Income (NMP	)	Michigan Dividend Advantage (NZW	)
Undistributed net tax-exempt income*	$3,631,639		$2,358,797		$557,829
Undistributed net ordinary income**	—		—		—
Undistributed net long-term capital gains	—		—		—

	Ohio Quality Income (NUO	)	Ohio Dividend Advantage (NXI	)	Ohio Dividend Advantage 2 (NBJ	)	Ohio Dividend Advantage 3 (NVJ	)
Undistributed net tax-exempt income*	$3,285,303		$1,310,729		$966,266		$738,029
Undistributed net ordinary income**	2,660		—		—		—
Undistributed net long-term capital gains	—		—		—		—

*	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on February 1, 2011, paid on March 1, 2011.
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

Nuveen Investments	89

Notes to
Financial Statements (Unaudited) (continued)

The tax character of distributions paid during the Funds’ last tax year ended February 28, 2011, was designated for purposes of the dividends paid deduction as follows:

	Michigan Quality Income (NUM	)	Michigan Premium Income (NMP	)	Michigan Dividend Advantage (NZW	)
Distributions from net tax-exempt income	$9,890,005		$6,426,137		$1,756,176
Distributions from net ordinary income**	—		—		—
Distributions from net long-term capital gains	—		—		—

	Ohio Quality Income (NUO	)	Ohio Dividend Advantage (NXI	)	Ohio Dividend Advantage 2 (NBJ	)	Ohio Dividend Advantage 3 (NVJ	)
Distributions from net tax-exempt income	$9,038,269		$3,877,989		$2,701,429		$1,997,821
Distributions from net ordinary income**	—		—		—		—
Distributions from net long-term capital gains	—		—		—		—

**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At February 28, 2011, the Funds’ last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Michigan Quality Income (NUM	)	Michigan Premium Income (NMP	)	Michigan Dividend Advantage (NZW	)	Ohio Quality Income (NUO	)	Ohio Dividend Advantage (NXI	)	Ohio Dividend Advantage 2 (NBJ	)	Ohio Dividend Advantage 3 (NVJ	)
Expiration:
February 29, 2016	$—		$—		$—		$—		$—		$14,045		$—
February 28, 2017	87,846		278,817		441,752		1,309,059		—		522,972		52,532
February 28, 2018	2,690,744		1,586,140		834,359		78,027		—		211,828		177,836
February 28, 2019	—		—		—		1,468,286		596,403		310,576		275,067
Total	$2,778,590		$1,864,957		$1,276,111		$2,855,372		$596,403		$1,059,421		$505,435

90	Nuveen Investments

During the Funds’ last tax year ended February 28, 2011, the following Funds utilized capital loss carryforwards as follows:

	Michigan Quality Income (NUM	)	Michigan Premium Income (NMP	)	Michigan Dividend Advantage (NZW	)
Utilized capital loss carryforwards	$250,009		$92,338		$15,670

The Funds have elected to defer net realized losses from investments incurred from November 1, 2010 through February 28, 2011, the Funds’ last tax year end, ("post-October losses") in accordance with federal income tax regulations. Post-October losses are treated as having arisen on the first day of the current fiscal year. The following Funds have elected to defer Post-October losses as follows:

	Michigan Dividend Advantage (NZW	)	Ohio Quality Income (NUO	)	Ohio Dividend Advantage (NXI	)	Ohio Dividend Advantage 3 (NVJ	)
Post-October capital losses	$13,969		$203,449		$138,592		$64,837

7. Management Fees and Other Transactions with Affiliates
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Michigan Quality Income (NUM)
Michigan Premium Income (NMP)
Ohio Quality Income (NUO)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For the next $3 billion	.3875
For managed assets over $5 billion	.3750

Michigan Dividend Advantage (NZW)
Ohio Dividend Advantage (NXI)
Ohio Dividend Advantage 2 (NBJ)
Ohio Dividend Advantage 3 (NVJ)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For managed assets over $2 billion	.3750

Nuveen Investments	91

Notes to
Financial Statements (Unaudited) (continued)

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

*
For the fund-level and complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen funds that constitute "eligible assets." Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of $2 billion added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. As of August 31, 2011, the complex-level fee rate for each of these Funds was .1781%.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the "Sub-Adviser"), a wholly-owned subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

The Funds pay no compensation directly to those of its directors/trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

For the first ten years of Ohio Dividend Advantage’s (NXI) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily managed assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending March 31,		Year Ending March 31,
2001*	.30%	2007	.25%
2002	.30	2008	.20
2003	.30	2009	.15
2004	.30	2010	.10
2005	.30	2011	.05
2006	.30

*	From the commencement of operations.

The Adviser has not agreed to reimburse Ohio Dividend Advantage (NXI) for any portion of its fees and expenses beyond March 31, 2011.

92	Nuveen Investments

For the first ten years of Michigan Dividend Advantage’s (NZW) and Ohio Dividend Advantage 2’s (NBJ) operations, the Adviser has agreed to reimburse the Funds, as a percentage of average daily managed assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending September 30,		Year Ending September 30,
2001*	.30%	2007	.25%
2002	.30	2008	.20
2003	.30	2009	.15
2004	.30	2010	.10
2005	.30	2011	.05
2006	.30

*	From the commencement of operations.

The Adviser has not agreed to reimburse Michigan Dividend Advantage (NZW) and Ohio Dividend Advantage 2 (NBJ) for any portion of their fees and expenses beyond September 30, 2011.

For the first ten years of Ohio Dividend Advantage 3’s (NVJ) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily managed assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending March 31,		Year Ending March 31,
2002*	.30%	2008	.25%
2003	.30	2009	.20
2004	.30	2010	.15
2005	.30	2011	.10
2006	.30	2012	.05
2007	.30

*	From the commencement of operations.

The Adviser has not agreed to reimburse Ohio Dividend Advantage 3 (NVJ) for any portion of its fees and expenses beyond March 31, 2012.

8. New Accounting Pronouncements

Fair Value Measurements and Disclosures
On May 12, 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04 ("ASU No. 2011-04") modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Nuveen Investments	93

Annual Investment Management
Agreement Approval Process (Unaudited)

The Board of Trustees or Directors (as the case may be) (each, a “Board” and each Trustee or Director, a “Board Member”) of the Funds, including the Board Members who are not parties to the Funds’ advisory or sub-advisory agreements or “interested persons” of any such parties (the “Independent Board Members”), are responsible for approving the advisory agreements (each, an “Investment Management Agreement”) between each Fund and Nuveen Fund Advisors, Inc. (the “Advisor”) and the sub-advisory agreements (each a “Sub-Advisory Agreement”) between the Advisor and Nuveen Asset Management, LLC (the “Sub-Advisor”) (the Investment Management Agreements and the Sub-Advisory Agreements are referred to collectively as the “Advisory Agreements”) and their periodic continuation. Pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), the Board is generally required to consider the continuation of advisory agreements and sub-advisory agreements on an annual basis. Accordingly, at an in-person meeting held on May 23-25, 2011 (the “May Meeting”), the Board, including a majority of the Independent Board Members, considered and approved the continuation of the Advisory Agreements for the Funds for an additional one-year period.

In preparation for their considerations at the May Meeting, the Board requested and received extensive materials prepared in connection with the review of the Advisory Agreements. The materials provided a broad range of information regarding the Funds, the Advisor and the Sub-Advisor (the Advisor and the Sub-Advisor are collectively, the “Fund Advisers” and each, a “Fund Adviser”). As described in more detail below, the information provided included, among other things, a review of Fund performance, including Fund investment performance assessments against peer groups and appropriate benchmarks, a comparison of Fund fees and expenses relative to peers, a description and assessment of shareholder service levels for the Funds, a summary of the performance of certain service providers, a review of product initiatives and shareholder communications and an analysis of the Advisor’s profitability with comparisons to comparable peers in the managed fund business. As part of their annual review, the Board also held a separate meeting on April 19-20, 2011, to review the Funds’ investment performance and consider an analysis provided by the Advisor of the Sub-Advisor which generally evaluated the Sub-Advisor’s investment team, investment mandate, organizational structure and history, investment philosophy and process, performance of the applicable Fund, and significant changes to the foregoing. As a result of their review of the materials and discussions, the Board presented the Advisor with questions and the Advisor responded.

The materials and information prepared in connection with the review of the Advisory Agreements at the May Meeting supplemented the information provided to the Board

94	Nuveen Investments

during the year. In this regard, throughout the year, the Board, acting directly or through its committees, regularly reviews the performance and various services provided by the Advisor and, since the internal restructuring described in Section A below, the Sub-Advisor. The Board meets at least quarterly as well as at other times as the need arises. At its quarterly meetings, the Board reviews reports by the Advisor which include, among other things, Fund performance, a review of the investment teams and compliance reports. The Board also meets with key investment personnel managing the Fund portfolios during the year. In addition, the Board continues its program of seeking to visit each sub-advisor to the Nuveen funds at least once over a multiple year rotation, meeting with key investment and business personnel. The Board also met with State Street Bank & Trust Company, the Funds’ accountant and custodian, in 2010. The Board considers factors and information that are relevant to its consideration of the renewal of the Advisory Agreements at these meetings held throughout the year. Accordingly, the Board considered the information provided and knowledge gained at these meetings when performing its review at the May Meeting of the Advisory Agreements. The Independent Board Members are assisted throughout the process by independent legal counsel who provided materials describing applicable law and the duties of directors or trustees in reviewing advisory contracts and met with the Independent Board Members in executive sessions without management present.

The Board considered all factors it believed relevant with respect to each Fund, including among other factors: (a) the nature, extent and quality of the services provided by the Fund Advisers, (b) the investment performance of the Fund and Fund Advisers, (c) the advisory fees and costs of the services to be provided to the Funds and the profitability of the Fund Advisers, (d) the extent of any economies of scale, (e) any benefits derived by the Fund Advisers from the relationship with the Fund and (f) other factors. Each Board Member may have accorded different weight to the various factors in reaching his or her conclusions with respect to a Fund’s Advisory Agreements. The Independent Board Members did not identify any single factor as all important or controlling. The Independent Board Members’ considerations were instead based on a comprehensive consideration of all the information presented. The principal factors considered by the Board and its conclusions are described below.

A. Nature, Extent and Quality of Services

In considering renewal of the Advisory Agreements, the Independent Board Members considered the nature, extent and quality of the Fund Adviser’s services, including advisory services and the resulting Fund performance and administrative services. The Independent Board Members reviewed materials outlining, among other things, the Fund Adviser’s organization and business; the types of services that the Fund Adviser or its affiliates provide to the Funds; the performance record of the applicable Fund (as described in further detail below); and any initiatives Nuveen had taken for the applicable fund product line.

In considering advisory services, the Board recognized that the Advisor provides various oversight, administrative, compliance and other services for the Funds and the Sub-Advisor provides the portfolio investment management services to the Funds. The

Nuveen Investments	95

Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

Board recognized that Nuveen engaged in an internal restructuring in 2010 pursuant to which portfolio management services the Advisor had provided directly to the Funds were transferred to the Sub-Advisor, a newly-organized, wholly-owned subsidiary of the Advisor consisting of largely the same investment personnel. Accordingly, in reviewing the portfolio management services provided to each Fund, the Board reviewed the materials provided by the Nuveen Investment Services Oversight Team analyzing, among other things, the Sub-Advisor’s investment team and changes thereto, organization and history, assets under management, Fund objectives and mandate, the investment team’s philosophy and strategies in managing the Fund, developments affecting the Sub-Advisor or Fund and Fund performance. The Independent Board Members also reviewed portfolio manager compensation arrangements to evaluate each Fund Adviser’s ability to attract and retain high quality investment personnel, preserve stability, and reward performance but not provide an incentive to take undue risks. In addition, the Board considered the Advisor’s execution of its oversight responsibilities over the Sub-Advisor. Given the importance of compliance, the Independent Board Members also considered Nuveen’s compliance program, including the report of the chief compliance officer regarding the Funds’ compliance policies and procedures.

In addition to advisory services, the Board considered the quality and extent of administrative and other non-investment advisory services the Advisor and its affiliates provide to the Funds, including product management, investment services (such as oversight of investment policies and procedures, risk management, and pricing), fund administration, oversight of service providers, shareholder services, administration of Board relations, regulatory and portfolio compliance, legal support, managing leverage and promoting an orderly secondary market for common shares.

In reviewing the services provided, the Board also reviewed materials describing various notable initiatives and projects the Advisor performed in connection with the closed-end fund product line. These initiatives included continued activities to refinance auction rate preferred securities; ongoing services to manage leverage that has become increasingly complex; continued secondary market offerings and share repurchases for certain funds; and continued communications efforts with shareholders, fund analysts and financial advisers. With respect to the latter, the Independent Board Members noted Nuveen’s continued commitment to supporting the secondary market for the common shares of its closed-end funds through a comprehensive secondary market communication program designed to raise investor and analyst awareness and understanding of closed-end funds. Nuveen’s support services included, among other things: continuing communications in support of refinancing efforts related to auction rate preferred securities; participating in conferences; communicating continually with closed-end fund analysts covering the Nuveen funds; providing marketing for the closed-end funds; share purchases; and maintaining and enhancing a closed-end fund website.

Based on their review, the Independent Board Members found that, overall, the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement were satisfactory.

96	Nuveen Investments

B. The Investment Performance of the Funds and Fund Advisers

The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund over various time periods. The Board reviewed, among other things, each Fund’s historic investment performance as well as information comparing the Fund’s performance information with that of other funds (the “Performance Peer Group”) based on data provided by an independent provider of mutual fund data and with recognized and/or customized benchmarks.

The Board reviewed reports, including a comprehensive analysis of the Funds’ performance and the applicable investment team. In this regard, the Board reviewed each Fund’s total return information compared to its Performance Peer Group for the quarter, one-, three- and five-year periods ending December 31, 2010 and for the same periods ending March 31, 2011. In addition, the Board reviewed each Fund’s total return information compared to recognized and/or customized benchmarks for the quarter, one-and three-year periods ending December 31, 2010 and for the same periods ending March 31, 2011. The Independent Board Members also reviewed historic premium and discount levels, including a summary of actions taken to address or discuss other developments affecting the secondary market discounts of various funds, including the Nuveen Michigan Dividend Advantage Municipal Fund (the “Michigan Dividend Advantage Fund”), the Nuveen Michigan Premium Income Municipal Fund, Inc. (the “Michigan Premium Income Fund”) and the Nuveen Michigan Quality Income Municipal Fund, Inc. (the “Michigan Quality Income Fund”). This information supplemented the Fund performance information provided to the Board at each of its quarterly meetings.

In reviewing performance comparison information, the Independent Board Members recognized that the usefulness of the comparisons of the performance of certain funds with the performance of their respective Performance Peer Group may be limited because the Performance Peer Group may not adequately represent the objectives and strategies of the applicable funds or may be limited in size or number. In this regard, the Independent Board Members noted that the Performance Peer Groups of the Nuveen Ohio Quality Income Municipal Fund, Inc. (the “Ohio Quality Income Fund”), the Nuveen Ohio Dividend Advantage Municipal Fund (the “Ohio Dividend Advantage Fund”), the Nuveen Ohio Dividend Advantage Municipal Fund 2 (the “Ohio Dividend Advantage Fund 2”), and the Nuveen Ohio Dividend Advantage Municipal Fund 3 (the “Ohio Dividend Advantage Fund 3”) were classified as having significant differences from such Funds based on various considerations such as special fund objectives, potential investable universe and the composition of the peer set (e.g., the number and size of competing funds and number of competing managers). The Independent Board Members also noted that the investment experience of a particular shareholder in the Nuveen funds will vary depending on when such shareholder invests in the applicable fund, the class held (if multiple classes are offered) and the performance of the fund (or respective class) during that shareholder’s investment period. With respect to any Nuveen funds that underperformed their peers and/or benchmarks from time to time, the Board monitors such funds closely and considers any steps necessary or appropriate to address such issues.

Nuveen Investments	97

Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

In considering the results of the comparisons, the Independent Board Members observed, among other things, that (a) the Michigan Premium Income Fund and the Michigan Quality Income Fund had demonstrated generally favorable performance in comparison to peers, performing in the first or second quartile over various periods and (b) the Michigan Dividend Advantage Fund had demonstrated satisfactory performance compared to its peers, performing in the second or third quartile over various periods. With respect to the Funds that, as noted above, had significant differences with their Performance Peer Groups, the Independent Board Members considered such Funds’ performance compared to their benchmarks. In this regard, the Independent Board Members noted that (a) the Ohio Dividend Advantage Fund 2 and the Ohio Quality Income Fund outperformed their benchmarks in the one- and three-year periods and (b) the Ohio Dividend Advantage Fund and the Ohio Dividend Advantage Fund 3 under-performed their benchmarks in the one-year period, but outperformed their benchmarks in the three-year period.

Based on their review, the Independent Board Members determined that each Fund’s investment performance had been satisfactory.

C.	Fees, Expenses and Profitability

1. Fees and Expenses

The Board evaluated the management fees and expenses of each Fund reviewing, among other things, such Fund’s gross management fees, net management fees and net expense ratios in absolute terms as well as compared to the fee and expenses of a comparable universe of funds based on data provided by an independent fund data provider (the “Peer Universe”) and in certain cases, to a more focused subset of funds in the Peer Universe (the “Peer Group”) and any expense limitations.

The Independent Board Members further reviewed the methodology regarding the construction of the applicable Peer Universe and Peer Group (if any). In reviewing the comparisons of fee and expense information, the Independent Board Members took into account that in certain instances various factors such as: the asset level of a fund relative to peers; the limited size and particular composition of the Peer Universe or Peer Group; the investment objectives of the peers; expense anomalies; changes in the funds comprising the Peer Universe or Peer Group from year to year; levels of reimbursement; the timing of information used; the differences in the type and use of leverage; and differences in the states reflected in the Peer Universe or Peer Group may impact the comparative data thereby limiting the ability to make a meaningful comparison with peers.

In reviewing the fee schedule for a Fund, the Independent Board Members also considered the fund-level and complex-wide breakpoint schedules (described in further detail below) and any fee waivers and reimbursements provided by Nuveen (applicable, in particular, for certain closed-end funds launched since 1999). In reviewing fees and expenses, the Board considered the expenses and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within 5 basis points higher than the peer

98	Nuveen Investments

average and below if they were below the peer average of the Peer Group (if available) or Peer Universe if there was no separate Peer Group.

The Independent Board Members noted that the Michigan Premium Income Fund, the Michigan Quality Income Fund and the Ohio Quality Income Fund had net management fees slightly higher or higher than the peer average but a net expense ratio below or in line with the peer average. They observed that each of the other Funds had net management fees and net expense ratios below or in line with their peer averages.

Based on their review of the fee and expense information provided, the Independent Board Members determined that each Fund’s management fees were reasonable in light of the nature, extent and quality of services provided to the Fund.

2. Comparisons with the Fees of Other Clients
The Independent Board Members further reviewed information regarding the nature of services and fee rates offered by the Advisor to other clients, including municipal separately managed accounts and passively managed exchange traded funds (ETFs) sub-advised by the Advisor. In evaluating the comparisons of fees, the Independent Board Members noted that the fee rates charged to the Funds and other clients vary, among other things, because of the different services involved and the additional regulatory and compliance requirements associated with registered investment companies, such as the Funds. Accordingly, the Independent Board Members considered the differences in the product types, including, but not limited to, the services provided, the structure and operations, product distribution and costs thereof, portfolio investment policies, investor profiles, account sizes and regulatory requirements. The Independent Board Members noted, in particular, that the range of services provided to the Funds (as discussed above) is much more extensive than that provided to separately managed accounts. Given the inherent differences in the products, particularly the extensive services provided to the Funds, the Independent Board Members believe such facts justify the different levels of fees.

In considering the fees of the Sub-Advisor, the Independent Board Members also considered the pricing schedule or fees that the Sub-Advisor charges for similar investment management services for other Nuveen funds.

3. Profitability of Fund Advisers
In conjunction with its review of fees, the Independent Board Members also considered the profitability of Nuveen for its advisory activities (which incorporated Nuveen’s wholly-owned affiliated sub-advisers) and its financial condition. The Independent Board Members reviewed the revenues and expenses of Nuveen’s advisory activities for the last two years, the allocation methodology used in preparing the profitability data and an analysis of the key drivers behind the changes in revenues and expenses that impacted profitability in 2010. The Independent Board Members noted this information supplemented the profitability information requested and received during the year to help keep them apprised of developments affecting profitability (such as changes in fee waivers and expense reimbursement commitments). In this regard, the Independent Board Members

Nuveen Investments	99

Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

noted that they have an Independent Board Member serve as a point person to review and keep them apprised of changes to the profitability analysis and/or methodologies during the year. The Independent Board Members also considered Nuveen’s revenues for advisory activities, expenses, and profit margin compared to that of various unaffiliated management firms with similar amounts of assets under management and relatively comparable asset composition prepared by Nuveen.

In reviewing profitability, the Independent Board Members recognized the subjective nature of determining profitability which may be affected by numerous factors including the allocation of expenses. Further, the Independent Board Members recognized the difficulties in making comparisons as the profitability of other advisers generally is not publicly available and the profitability information that is available for certain advisers or management firms may not be representative of the industry and may be affected by, among other things, the adviser’s particular business mix, capital costs, types of funds managed and expense allocations. Notwithstanding the foregoing, the Independent Board Members reviewed Nuveen’s methodology and assumptions for allocating expenses across product lines to determine profitability. In reviewing profitability, the Independent Board Members recognized Nuveen’s investment in its fund business. Based on their review, the Independent Board Members concluded that the Advisor’s level of profitability for its advisory activities was reasonable in light of the services provided.

In evaluating the reasonableness of the compensation, the Independent Board Members also considered other amounts paid to a Fund Adviser by the Funds as well as any indirect benefits (such as soft dollar arrangements, if any) the Fund Adviser and its affiliates receive, or are expected to receive, that are directly attributable to the management of the Funds, if any. See Section E below for additional information on indirect benefits a Fund Adviser may receive as a result of its relationship with the Funds. Based on their review of the overall fee arrangements of each Fund, the Independent Board Members determined that the advisory fees and expenses of the respective Fund were reasonable.

D.	Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
With respect to economies of scale, the Independent Board Members have recognized the potential benefits resulting from the costs of a fund being spread over a larger asset base, although economies of scale are difficult to measure and predict with precision, particularly on a fund-by-fund basis. One method to help ensure the shareholders share in these benefits is to include breakpoints in the advisory fee schedule. Generally, management fees for funds in the Nuveen complex are comprised of a fund-level component and a complex-level component, subject to certain exceptions. Accordingly, the Independent Board Members reviewed and considered the applicable fund-level breakpoints in the advisory fee schedules that reduce advisory fees as asset levels increase. Further, the Independent Board Members noted that although closed-end funds may from time-to-time make additional share offerings, the growth of their assets will occur primarily through the appreciation of such funds’ investment portfolio.

100	Nuveen Investments

In addition to fund-level advisory fee breakpoints, the Board also considered the Funds’ complex-wide fee arrangement. Pursuant to the complex-wide fee arrangement, the fees of the funds in the Nuveen complex are generally reduced as the assets in the fund complex reach certain levels. The complex-wide fee arrangement seeks to provide the benefits of economies of scale to fund shareholders when total fund complex assets increase, even if assets of a particular fund are unchanged or have decreased. The approach reflects the notion that some of Nuveen’s costs are attributable to services provided to all its funds in the complex and therefore all funds benefit if these costs are spread over a larger asset base.

Based on their review, the Independent Board Members concluded that the breakpoint schedules and complex-wide fee arrangement were acceptable and reflect economies of scale to be shared with shareholders when assets under management increase.

E. Indirect Benefits
In evaluating fees, the Independent Board Members received and considered information regarding potential “fall out” or ancillary benefits the respective Fund Adviser or its affiliates may receive as a result of its relationship with each Fund. In this regard, the Independent Board Members considered any revenues received by affiliates of the Advisor for serving as agent at Nuveen’s trading desk and as co-manager in initial public offerings of new closed-end funds.

In addition to the above, the Independent Board Members considered whether the Fund Advisers received any benefits from soft dollar arrangements whereby a portion of the commissions paid by a Fund for brokerage may be used to acquire research that may be useful to the Fund Adviser in managing the assets of the Funds and other clients. The Independent Board Members recognized that each Fund Adviser has the authority to pay a higher commission in return for brokerage and research services if it determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided. Nevertheless, the Independent Board Members noted that commissions are generally not paid in connection with municipal securities transactions typically executed on a principal basis.

Based on their review, the Independent Board Members concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.

F. Other Considerations
The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, unanimously concluded that the terms of each Advisory Agreement are fair and reasonable, that the respective Fund Adviser’s fees are reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.

Nuveen Investments	101

Reinvest Automatically,
Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Automatic Reinvestment Plan

Your Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares.

By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may

102	Nuveen Investments

exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Nuveen Investments	103

Glossary of Terms
Used in this Report

■
Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed,” with current holders receiving a formula-based interest rate until the next scheduled auction.

■
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

■
Average Effective Maturity: The market-value-weighted average of the effective maturity dates of the individual securities including cash. In the case of a bond that has been advance-refunded to a call date, the effective maturity is the date on which the bond is scheduled to be redeemed using the proceeds of an escrow account. In most other cases the effective maturity is the stated maturity date of the security.

■
Effective Leverage: Effective leverage is a Fund’s effective economic leverage, and includes both structural leverage and the leverage effects of certain derivative investments in the Fund’s portfolio. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any structural leverage.

■
Inverse Floaters: Inverse floating rate securities, also known as inverse floaters, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

■	Leverage: Using borrowed money to invest in securities or other assets.

104	Nuveen Investments

■
Leverage-Adjusted Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond Fund’s value to changes when market interest rates change. Generally, the longer a bond’s or Fund’s duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund’s portfolio of bonds.

■
Lipper Michigan Municipal Debt Classification Average: Calculated using the returns of all closed-end funds in this category for each period as follows: 6-month, 7 funds; 1-year, 7 funds; 5-year, 7 funds; and 10-year, 4 funds. Lipper returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. The Lipper average is not available for direct investment.

■
Lipper Other States Municipal Debt Classification Average: Calculated using the returns of all closed-end funds in this category for each period as follows: 6-month, 46 funds; 1-year, 46 funds; 5-year, 46 funds; and 10-year, 27 funds. Lipper returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. The Lipper average is not available for direct investment.

■	Market Yield (also known as Dividend Yield or Current Yield): An investment’s current annualized dividend divided by its current market price.

■	Net Asset Value (NAV): The net market value of all securities held in a portfolio.

■
Net Asset Value (NAV) Per Share: The market value of one share of a mutual fund or closed-end fund. For a Fund, the NAV is calculated daily by taking the Fund’s total assets (securities, cash, and accrued earnings), subtracting the Fund’s liabilities, and dividing by the number of shares outstanding.

■
Pre-Refunding: Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

■
Standard & Poor’s (S&P) Municipal Bond Indexes for Michigan and Ohio: Unleveraged, market value-weighted indexes designed to measure the performance of the tax-exempt, investment-grade Michigan and Ohio municipal bond markets, respectively. The index returns assume reinvestment of dividends but do not reflect any applicable sales charges. You cannot invest directly in an index.

■
Standard & Poor’s (S&P) National Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. The index returns assume reinvestment of dividends but do not reflect any applicable sales charges. You cannot invest directly in an index.

Nuveen Investments	105

Glossary of Terms
Used in this Report (continued)

■
Structural Leverage: Structural Leverage consists of preferred shares or debt issued by the fund. Both of these are part of a fund’s capital structure. Structural leverage is sometimes referred to as “‘40 Act Leverage” and is subject to asset coverage limits set in the Investment Company Act of 1940.

■	Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

■
Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

106	Nuveen Investments

Other Useful Information

Board of
Directors/Trustees
John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Virginia L. Stringer
Terence J. Toth

Fund Manager
Nuveen Fund Advisors, Inc.
333 West Wacker Drive
Chicago, IL 60606

Custodian
State Street Bank
& Trust Company
Boston, MA

Transfer Agent and
Shareholder Services
State Street Bank &
Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel
Chapman and Cutler LLP
Chicago, IL

Independent Registered
Public Accounting Firm
Ernst & Young LLP
Chicago, IL

Quarterly Portfolio of Investments and Proxy Voting Information

You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, and (iii) a description of the policies and procedures that each Fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public References Section at 100 F Street NE, Washington, D.C. 20549.

CEO Certification Disclosure

Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common and Preferred Share Information

Each Fund intends to repurchase and/or redeem shares of its own common and/or auction rate preferred stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Funds repurchased and/or redeemed shares of their common and/or auction rate preferred stock as shown in the accompanying table.

Fund	Common Shares Repurchased	Preferred Shares Redeemed
NUM	3,400	3,493
NMP	—	2,148
NZW	—	—
NUO	—	2,920
NXI	—	500
NBJ	—	864
NVJ	—	620

Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

Nuveen Investments	107

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. We market our growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen Asset Management, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, Nuveen Investments managed approximately $210 billion of assets as of June 30, 2011.

Find out how we can help you.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/cef

Nuveen makes things e-simple.

It only takes a minute to sign up for e-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Fund information is ready - no more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.

Free e-Reports right to your e-mail!

www.investordelivery.com
If you receive your Nuveen Fund distributions and statements from your financial advisor or brokerage account.

OR

www.nuveen.com/accountaccess
If you receive your Nuveen Fund distributions and statements directly from Nuveen.

Distributed by
Nuveen Securities, LLC
333 West Wacker Drive
Chicago, IL 60606
www.nuveen.com
ESA-C-0811D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Period*	(a)	(b)	(c)	(d)*
	TOTAL NUMBER OF	AVERAGE	TOTAL NUMBER OF SHARES	MAXIMUM NUMBER (OR
	SHARES (OR	PRICE	(OR UNITS) PURCHASED AS	APPROXIMATE DOLLAR VALUE) OF
	UNITS)	PAID PER	PART OF PUBLICLY	SHARES (OR UNITS) THAT MAY YET
	PURCHASED	SHARE (OR	ANNOUNCED PLANS OR	BE PURCHASED UNDER THE PLANS OR
		UNIT)	PROGRAMS	PROGRAMS
MARCH 1-31, 2011	0		0	1,151,600

APRIL 1-30, 2011	0		0	1,151,600

MAY 1-31, 2011	0		0	1,151,600

JUNE 1-30, 2011	0		0	1,151,600

JULY 1-31, 2011	0		0	1,151,600

AUGUST 1-31, 2011	3,400	13.00	3,400	1,148,200

TOTAL	3,400

* The registrant's repurchase program, which authorized the repurchase of 1,155,000 shares, was announced November 16, 2010.  Any repurchases made by the registrant pursuant to the program were made through open-market transactions.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors or Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the  report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Michigan Quality Income Municipal Fund, Inc.

By (Signature and Title) /s/ Kevin J. McCarthy
Kevin J. McCarthy
(Vice President and Secretary)

Date: November 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: November 7, 2011

By (Signature and Title) /s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
 (principal financial officer)

Date: November 7, 2011